                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05309
                                  ---------------------------------------------

First American Investment Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Joseph M. Ulrey III    800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2004
                        --------------------------
Date of reporting period: March 31, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

[GRAPHIC]

[FIRST AMERICAN FUNDS(TM) LOGO]

2004 SEMIANNUAL REPORT

INDEX FUNDS

[GRAPHIC]

"NOTHING BUT HARMONY, HONESTY, INDUSTRY, AND FRUGALITY ARE NECESSARY TO MAKE US A GREAT AND HAPPY PEOPLE."

GEORGE WASHINGTON

JANUARY 29, 1789

FIRST AMERICAN FUNDS


OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.


                MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE


@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You'll also find college and retirement planning tools and general investor education.

[GRAPHIC]

ONLINE FEATURES AND FUNCTIONALITY INCLUDE:

- The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

- The ability to educate yourself through market and investment strategy commentaries


We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

TABLE OF CONTENTS

Schedule of Investments                2

Statements of Assets and Liabilities  34

Statements of Operations              35

Statements of Changes in Net Assets   36

Financial Highlights                  38

Notes to Financial Statements         44

SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)

EQUITY INDEX FUND

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 10.3%
American Greetings, Cl A* (a)                                       14,470  $           329
AutoNation* (a)                                                     63,170            1,077
Autozone* (a)                                                       19,624            1,687
Bed Bath & Beyond* (a)                                              65,823            2,749
Best Buy                                                            71,623            3,704
Big Lots*                                                           25,598              371
Black & Decker (a)                                                  17,039              970
Boise Cascade                                                       19,245              667
Brunswick                                                           20,653              843
Carnival (a)                                                       138,973            6,241
Centex (a)                                                          27,084            1,464
Circuit City Stores                                                 45,805              518
Clear Channel Communications                                       135,795            5,751
Comcast, Cl A* (a)                                                 496,545           14,271
Cooper Tire & Rubber                                                15,289              308
Dana (a)                                                            32,596              647
Darden Restaurants (a)                                              36,139              896
Delphi (a)                                                         122,883            1,224
Dillards, Cl A                                                      18,202              349
Dollar General                                                      74,345            1,427
Dow Jones & Company (a)                                             17,862              856
Eastman Kodak (a)                                                   62,841            1,645
Family Dollar Stores                                                36,938            1,328
Federated Department Stores (a)                                     40,655            2,197
Ford Motor (a)                                                     401,796            5,452
Fortune Brands (a)                                                  31,855            2,441
Gannett                                                             59,794            5,270
Gap (a)                                                            197,621            4,332
General Motors (a)                                                 122,980            5,792
Genuine Parts (a)                                                   38,378            1,256
Goodyear Tire & Rubber* (a)                                         38,453              328
Harley-Davidson (a)                                                 66,832            3,565
Harrah's Entertainment                                              24,552            1,348
Hasbro (a)                                                          38,097              829
Hilton Hotels (a)                                                   83,688            1,360
Home Depot                                                         501,906           18,751
International Game Technology (a)                                   76,500            3,439
Interpublic Group of Companies* (a)                                 85,841            1,320
J.C. Penney                                                         59,552            2,071
Johnson Controls (a)                                                41,596            2,460
Jones Apparel Group                                                 27,759            1,004
KB HOME                                                             10,313              833
Knight-Ridder                                                       17,633            1,292
Kohl's* (a)                                                         74,453            3,598
Leggett & Platt                                                     42,197            1,001
Limited                                                            113,342            2,267
Liz Claiborne                                                       24,074              883
Lowe's (a)                                                         173,471            9,737
Marriott International, Cl A                                        50,751            2,159
Mattel (a)                                                          96,275            1,775
May Department Stores (a)                                           61,940            2,142
Maytag                                                              17,062              539
McDonald's                                                         279,068            7,973
McGraw-Hill (a)                                                     41,936            3,193
Meredith (a)                                                        11,067              560
New York Times, Cl A                                                32,775            1,449
Newell Rubbermaid (a)                                               60,178            1,396
Nike, Cl B (a)                                                      57,839  $         4,504
Nordstrom (a)                                                       30,318            1,210
Office Depot* (a)                                                   67,954            1,279
Omnicom Group (a)                                                   41,681            3,345
Pulte (a)                                                           29,870            1,661
RadioShack (a)                                                      36,313            1,204
Reebok International                                                12,723              526
Sears Roebuck and Company (a)                                       55,676            2,392
Sherwin Williams                                                    32,012            1,230
Snap-On Tools                                                       12,798              414
Stanley Works (a)                                                   18,659              796
Staples (a)                                                        110,151            2,797
Starbucks* (a)                                                      87,386            3,299
Starwood Hotels & Resorts Worldwide (a)                             44,010            1,782
Target                                                             198,945            8,960
Tiffany & Company                                                   32,351            1,235
Time Warner* (a)                                                 1,004,348           16,933
TJX (a)                                                            110,394            2,711
Toys 'R' Us*                                                        46,791              786
Tribune (a)                                                         72,831            3,674
Univision Communications, Cl A* (a)                                 70,413            2,324
V.F.                                                                23,558            1,100
Viacom, Cl B (a)                                                   385,878           15,130
Visteon                                                             27,827              266
Walt Disney*                                                       448,223           11,201
Wendy's International                                               24,887            1,013
Whirlpool                                                           15,098            1,040
Yum! Brands*                                                        65,064            2,472
                                                                            ---------------
                                                                                    248,618
                                                                            ---------------
CONSUMER STAPLES - 10.8%
Alberto-Culver, Cl B                                                19,336              848
Albertson's (a)                                                     80,472            1,782
Altria Group (a)                                                   445,121           24,237
Anheuser-Busch                                                     179,470            9,153
Archer-Daniels-Midland (a)                                         142,943            2,411
Avon Products (a)                                                   51,803            3,930
Brown-Forman, Cl B                                                  26,616            1,269
Campbell Soup (a)                                                   90,034            2,455
Clorox (a)                                                          47,533            2,325
Coca-Cola                                                          539,411           27,132
Coca-Cola Enterprises (a)                                          101,237            2,447
Colgate-Palmolive (a)                                              118,002            6,502
ConAgra Foods (a)                                                  117,773            3,173
Coors Adolph (a)                                                     7,976              554
Costco Wholesale* (a)                                              100,250            3,765
CVS (a)                                                             87,445            3,087
General Mills (a)                                                   82,685            3,860
Gillette                                                           223,750            8,749
H.J. Heinz                                                          77,130            2,876
Hershey Foods (a)                                                   28,647            2,373
Kellogg                                                             90,972            3,570
Kimberly-Clark                                                     111,117            7,011
Kroger* (a)                                                        164,798            2,742
McCormick                                                           30,590            1,025
Pepsi Bottling (a)                                                  58,873            1,751
PepsiCo                                                            376,580           20,279
Procter & Gamble (a)                                               282,134           29,590
R J Reynolds Tobacco Holdings (a)                                   18,934            1,146
Safeway* (a)                                                        96,805            1,992

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Sara Lee                                                           174,534  $         3,815
SUPERVALU (a)                                                       29,361              897
Sysco                                                              142,480            5,564
UST (a)                                                             35,826            1,293
Walgreen                                                           226,092            7,450
Wal-Mart Stores                                                    951,187           56,776
Winn-Dixie Stores* (a)                                              30,883              235
Wrigley, William Jr. (a)                                            49,363            2,918
                                                                            ---------------
                                                                                    260,982
                                                                            ---------------
ENERGY - 5.7%
Amerada Hess (a)                                                    19,730            1,288
Anadarko Petroleum (a)                                              54,724            2,838
Apache                                                              70,968            3,064
Ashland                                                             14,969              696
Baker Hughes                                                        73,406            2,678
BJ Services* (a)                                                    36,113            1,563
Burlington Resources                                                44,022            2,801
ChevronTexaco (a)                                                  234,617           20,595
ConocoPhillips                                                     150,924           10,536
Devon Energy (a)                                                    50,861            2,958
EOG Resources (a)                                                   25,201            1,156
Exxon Mobil                                                      1,448,392           60,239
Halliburton (a)                                                     96,045            2,919
Kerr-McGee (a)                                                      21,656            1,115
Marathon Oil                                                        74,934            2,523
Nabors Industries* (a)                                              32,120            1,470
Noble*                                                              29,313            1,126
Occidental Petroleum (a)                                            85,544            3,939
Rowan* (a)                                                          22,973              485
Schlumberger (a)                                                   129,434            8,264
Sunoco (a)                                                          16,876            1,053
Transocean Sedco Forex* (a)                                         70,162            1,957
Unocal                                                              56,664            2,112
                                                                            ---------------
                                                                                    137,375
                                                                            ---------------
FINANCIALS - 20.4%
ACE                                                                 61,030            2,604
AFLAC                                                              112,467            4,514
Allstate                                                           154,867            7,040
Ambac Financial Group (a)                                           23,409            1,727
American Express                                                   280,947           14,567
American International Group (a)                                   575,520           41,063
AmSouth Bancorp (a)                                                 76,916            1,808
Aon (a)                                                             68,617            1,915
Apartment Investment & Management (REIT), Cl A                      19,128              595
Bank of America (a)                                                327,808           26,546
Bank of New York                                                   170,289            5,364
Bank One                                                           247,910           13,516
BB&T (a)                                                           119,746            4,227
Bear Stearns (a)                                                    22,591            1,981
Capital One Financial (a)                                           49,843            3,760
Charles Schwab (a)                                                 299,254            3,474
Charter One Financial                                               49,499            1,750
Chubb                                                               41,118            2,859
Cincinnati Financial                                                35,181            1,529
Citigroup                                                        1,129,704           58,406
Comerica (a)                                                        38,440            2,088
Countrywide Financial (a)                                           40,486            3,883
E*TRADE Financial*                                                  76,750            1,025
Equity Office Properties Trust (REIT)                               88,187  $         2,548
Equity Residential Properties Trust (REIT)                          59,846            1,786
Fannie Mae (a)                                                     213,582           15,880
Federal Home Loan Mortgage                                         152,587            9,012
Federated Investors, Cl B                                           23,820              749
Fifth Third Bancorp                                                124,965            6,919
First Tennessee National (a)                                        27,595            1,316
FleetBoston Financial                                              236,013           10,597
Franklin Resources                                                  55,045            3,065
Golden West Financial                                               35,642            3,990
Goldman Sachs Group (a)                                            106,620           11,126
Hartford Financial Services Group (a)                               64,269            4,094
Huntington Bancshares                                               50,162            1,113
J. P. Morgan Chase                                                 446,670           18,738
Janus Capital Group (a)                                             52,481              860
Jefferson-Pilot (a)                                                 31,093            1,710
John Hancock Financial Services                                     63,425            2,771
KeyCorp (a)                                                         90,776            2,750
Lehman Brothers Holdings (a)                                        61,157            5,068
Lincoln National                                                    38,985            1,845
Loew's                                                              40,676            2,402
M & T Bank (a)                                                      25,810            2,319
Marsh & McLennan                                                   116,762            5,406
Marshall & Ilsley                                                   49,857            1,885
MBIA (a)                                                            31,789            1,993
MBNA                                                               280,223            7,743
Mellon Financial (a)                                                94,446            2,955
Merrill Lynch (a)                                                  214,046           12,749
Metlife                                                            166,903            5,955
MGIC Investment (a)                                                 21,598            1,387
Moody's (a)                                                         31,649            2,241
Morgan Stanley                                                     241,983           13,866
National City (a)                                                  134,700            4,793
North Fork Bancorp (a)                                              33,105            1,401
Northern Trust (a)                                                  48,426            2,256
Plum Creek Timber                                                   39,206            1,273
PNC Financial Services (a)                                          61,431            3,405
Principal Financial Group                                           70,990            2,529
Progressive (a)                                                     47,650            4,174
Prologis                                                            39,350            1,411
Providian Financial* (a)                                            63,639              834
Prudential Financial (a)                                           119,690            5,360
Regions Financial                                                   48,837            1,784
SAFECO                                                              30,375            1,311
Simon Property Group (REIT) (a)                                     40,020            2,339
SLM                                                                 97,100            4,064
SouthTrust                                                          74,031            2,455
St. Paul Companies                                                  49,966            1,999
State Street                                                        73,985            3,857
SunTrust Banks (a)                                                  61,734            4,303
Synovus Financial                                                   66,109            1,616
T. Rowe Price Group                                                 27,766            1,495
Torchmark                                                           25,047            1,347
Travelers Property Casualty, Cl B                                  220,859            3,814
U.S. Bancorp (b)                                                   423,524           11,710
Union Planters (a)                                                  42,628            1,272
UnumProvident (a)                                                   66,337              971
Wachovia                                                           288,820           13,575
Washington Mutual                                                  198,166            8,464
Wells Fargo                                                        368,358           20,875

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
XL Capital Limited, Cl A                                            29,959  $         2,278
Zions Bancorporation                                                19,680            1,126
                                                                            ---------------
                                                                                    491,170
                                                                            ---------------
HEALTH CARE - 12.6%
Abbott Laboratories                                                342,708           14,085
Aetna (a)                                                           33,747            3,028
Allergan (a)                                                        28,636            2,410
AmerisourceBergen (a)                                               24,544            1,342
Amgen*                                                             287,523           16,725
Anthem* (a)                                                         30,406            2,756
Applera - Applied Biosystems Group                                  45,828              906
Bard C.R. (a)                                                       10,610            1,036
Bausch & Lomb (a)                                                   11,422              685
Baxter International (a)                                           134,633            4,159
Becton, Dickinson & Company (a)                                     55,693            2,700
Biogen IDEC* (a)                                                    72,262            4,018
Biomet (a)                                                          55,397            2,125
Boston Scientific* (a)                                             180,564            7,652
Bristol-Myers Squibb                                               427,404           10,356
Cardinal Health                                                     97,603            6,725
Caremark Rx*                                                        95,610            3,179
Chiron* (a)                                                         41,370            1,821
CIGNA                                                               30,758            1,815
Eli Lilly (a)                                                      246,204           16,471
Express Scripts* (a)                                                16,900            1,261
Forest Laboratories, Cl A* (a)                                      80,473            5,763
Genzyme* (a)                                                        49,447            2,326
Guidant                                                             68,714            4,354
HCA (a)                                                            109,841            4,462
Health Management Associates, Cl A (a)                              52,601            1,221
Humana*                                                             35,458              674
IMS Health (a)                                                      55,643            1,294
Johnson & Johnson                                                  650,959           33,017
King Pharmaceuticals*                                               52,869              890
Manor Care                                                          19,538              690
McKesson HBOC (a)                                                   63,708            1,917
Medco Health Solutions* (a)                                         59,313            2,017
MedImmune* (a)                                                      54,798            1,265
Medtronic                                                          267,408           12,769
Merck                                                              491,033           21,699
Millipore*                                                          10,677              549
Pfizer                                                           1,675,975           58,743
Quest Diagnostics                                                   23,068            1,911
Schering-Plough                                                    322,233            5,227
St. Jude Medical*                                                   37,674            2,716
Stryker (a)                                                         43,679            3,867
Tenet Healthcare* (a)                                              101,728            1,135
UnitedHealth Group                                                 136,034            8,766
Watson Pharmaceuticals* (a)                                         23,627            1,011
Wellpoint Health Networks*                                          34,215            3,891
Wyeth                                                              291,972           10,964
Zimmer Holdings*                                                    53,346            3,936
                                                                            ---------------
                                                                                    302,329
                                                                            ---------------
INDUSTRIALS - 10.2%
3M                                                                 172,860           14,152
Allied Waste Industries* (a)                                        70,635              940
American Power Conversion (a)                                       43,261              995
American Standard* (a)                                              15,849            1,803
Apollo Group, Cl A* (a)                                             38,853            3,346
Avery Dennison (a)                                                  24,225  $         1,507
Boeing                                                             184,455            7,576
Burlington Northern Santa Fe                                        84,298            2,655
Caterpillar (a)                                                     76,597            6,057
Cendant (a)                                                        222,348            5,423
Cintas (a)                                                          38,106            1,657
Cooper Industries                                                   22,720            1,299
Crane                                                               12,732              420
CSX (a)                                                             46,924            1,421
Cummins (a)                                                          9,100              532
Danaher (a)                                                         33,946            3,170
Deere & Company                                                     53,715            3,723
Delta Air Lines* (a)                                                26,733              212
Deluxe (a)                                                          10,649              427
Donnelley RR & Sons (a)                                             47,261            1,430
Dover                                                               44,432            1,723
Eaton                                                               32,946            1,851
Emerson Electric (a)                                                93,041            5,575
Equifax                                                             30,777              795
FedEx (a)                                                           65,471            4,921
Fluor (a)                                                           17,911              693
General Dynamics                                                    43,253            3,864
General Electric                                                 2,249,651           68,659
Goodrich                                                            25,785              724
Grainger, W.W.                                                      19,973              959
H & R Block                                                         39,403            2,011
Honeywell International                                            188,632            6,385
Illinois Tool Works                                                 67,973            5,386
Ingersoll-Rand, Cl A (a)                                            38,684            2,617
ITT Industries                                                      20,256            1,546
Lockheed Martin (a)                                                 98,103            4,477
Masco (a)                                                          103,086            3,138
Monster Worldwide* (a)                                              24,625              645
Navistar International*                                             14,992              687
Norfolk Southern                                                    85,578            1,890
Northrop Grumman (a)                                                38,622            3,801
Paccar (a)                                                          38,352            2,157
Pall (a)                                                            27,225              618
Parker Hannifin (a)                                                 25,913            1,464
Pitney Bowes (a)                                                    48,177            2,053
Power-One*                                                          18,220              202
Raytheon                                                            90,231            2,828
Robert Half International*                                          37,380              883
Rockwell Automation (a)                                             40,666            1,410
Rockwell Collins                                                    38,099            1,204
Ryder System (a)                                                    13,871              537
Southwest Airlines                                                 173,666            2,468
Textron (a)                                                         30,036            1,596
Thomas & Betts*                                                     12,823              280
Tyco International                                                 441,175           12,640
Union Pacific (a)                                                   57,096            3,415
United Parcel Service, Cl B                                        245,301           17,132
United Technologies                                                113,753            9,817
Waste Management                                                   127,260            3,841
                                                                            ---------------
                                                                                    245,637
                                                                            ---------------
INFORMATION TECHNOLOGY - 16.7%
ADC Telecommunications*                                            176,367              511
Adobe Systems (a)                                                   51,157            2,017
Advanced Micro Devices* (a)                                         76,096            1,235

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Agilent Technologies* (a)                                          104,897  $         3,318
Altera* (a)                                                         83,872            1,715
Analog Devices (a)                                                  82,453            3,959
Andrew* (a)                                                         35,035              613
Apple Computer*                                                     81,557            2,206
Applied Materials* (a)                                             370,928            7,930
Applied Micro Circuits*                                             67,342              387
Autodesk                                                            24,881              787
Automatic Data Processing                                          131,161            5,509
Avaya* (a)                                                          91,388            1,451
BMC Software*                                                       50,094              979
Broadcom, Cl A* (a)                                                 66,430            2,602
Ciena* (a)                                                         103,319              514
Cisco Systems*                                                   1,514,309           35,617
Citrix Systems*                                                     35,543              768
Computer Associates International (a)                              126,712            3,403
Computer Sciences* (a)                                              41,041            1,655
Compuware*                                                          83,936              625
Comverse Technology* (a)                                            41,299              749
Convergys*                                                          35,570              541
Corning* (a)                                                       297,333            3,324
Dell* (a)                                                          563,360           18,940
eBay* (a)                                                          142,498            9,879
Electronic Arts* (a)                                                64,578            3,485
Electronic Data Systems (a)                                        105,188            2,035
EMC* (a)                                                           533,500            7,261
First Data (a)                                                     201,319            8,488
Fiserv*                                                             42,456            1,519
Gateway* (a)                                                        82,601              436
Hewlett-Packard                                                    669,604           15,294
IBM                                                                379,309           34,836
Intel (a)                                                        1,432,850           38,974
Intuit* (a)                                                         45,013            2,020
Jabil Circuit* (a)                                                  43,617            1,284
JDS Uniphase* (a)                                                  313,669            1,277
KLA-Tencor* (a)                                                     42,714            2,151
Lexmark International Group, Cl A* (a)                              28,345            2,608
Linear Technology                                                   68,529            2,537
LSI Logic* (a)                                                      83,068              776
Lucent Technologies* (a)                                           939,723            3,862
Maxim Integrated Products (a)                                       72,078            3,394
Mercury Interactive* (a)                                            19,862              890
Micron Technology* (a)                                             133,761            2,235
Microsoft                                                        2,377,092           59,356
Molex                                                               41,916            1,274
Motorola (a)                                                       516,338            9,088
National Semiconductor* (a)                                         40,659            1,806
NCR* (a)                                                            20,738              914
Network Appliance* (a)                                              74,985            1,608
Novell*                                                             81,449              927
Novellus Systems* (a)                                               33,200            1,055
NVIDIA* (a)                                                         35,571              942
Oracle Systems*                                                  1,153,179           13,850
Parametric Technology* (a)                                          49,999              226
Paychex (a)                                                         82,635            2,942
PeopleSoft* (a)                                                     79,845            1,476
PerkinElmer                                                         27,078              560
PMC-Sierra* (a)                                                     37,841              642
QLogic* (a)                                                         20,673              682
QUALCOMM (a)                                                       177,607  $        11,797
Sabre Group Holdings, Cl A                                          31,490              781
Sanmina*                                                           114,452            1,260
Scientific-Atlanta (a)                                              33,645            1,088
Siebel Systems* (a)                                                108,355            1,247
Solectron* (a)                                                     181,993            1,006
Sun Microsystems*                                                  725,074            3,016
SunGard Data Systems*                                               62,591            1,715
Symantec* (a)                                                       67,134            3,108
Symbol Technologies                                                 48,673              672
Tektronix                                                           18,610              609
Tellabs* (a)                                                        90,556              782
Teradyne* (a)                                                       41,386              986
Texas Instruments (a)                                              382,160           11,167
Thermo Electron*                                                    35,595            1,007
Unisys*                                                             73,187            1,045
VERITAS Software* (a)                                               93,372            2,513
Waters* (a)                                                         26,609            1,087
Xerox* (a)                                                         175,971            2,564
Xilinx* (a)                                                         76,051            2,890
Yahoo!* (a)                                                        146,733            7,130
                                                                            ---------------
                                                                                    401,414
                                                                            ---------------
MATERIALS - 2.8%
Air Products and Chemicals                                          49,846            2,498
Alcoa (a)                                                          191,984            6,660
Allegheny Technologies                                              17,686              214
Ball                                                                12,316              835
Bemis (a)                                                           23,440              609
Dow Chemical                                                       201,430            8,114
E.I. du pont de Nemours                                            218,519            9,226
Eastman Chemical (a)                                                16,717              713
Ecolab (a)                                                          56,966            1,625
Engelhard                                                           27,473              821
Freeport-McMoran Copper & Gold, Cl B (a)                            40,741            1,593
Georgia-Pacific (a)                                                 55,646            1,875
Great Lakes Chemical                                                10,789              257
Hercules*                                                           24,318              279
International Flavors & Fragrances                                  20,659              733
International Paper (a)                                            105,990            4,479
Louisiana Pacific (a)                                               22,945              592
MeadWestvaco (a)                                                    43,950            1,243
Monsanto                                                            58,193            2,134
Newmont Mining (a)                                                  94,773            4,419
Nucor                                                               17,150            1,054
Pactiv* (a)                                                         34,539              769
Phelps Dodge* (a)                                                   20,456            1,670
PPG Industries                                                      37,777            2,202
Praxair (a)                                                         71,480            2,653
Rohm & Haas                                                         48,773            1,943
Sealed Air* (a)                                                     18,616              926
Sigma-Aldrich                                                       15,523              859
Temple-Inland (a)                                                   11,879              752
USX-U.S. Steel Group (a)                                            24,964              930
Vulcan Materials (a)                                                22,282            1,057
Weyerhaeuser (a)                                                    49,118            3,217
Worthington Industries (a)                                          19,069              366
                                                                            ---------------
                                                                                     67,317
                                                                            ---------------

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 3.4%
ALLTEL (a)                                                          66,042  $         3,295
AT&T                                                               175,052            3,426
AT&T Wireless Services*                                            600,985            8,179
BellSouth                                                          405,174           11,219
CenturyTel                                                          31,563              868
Citizens Communications* (a)                                        62,361              807
Nextel Communications, Cl A* (a)                                   239,563            5,924
Qwest Communications International* (a)                            387,888            1,672
SBC Communications (a)                                             728,936           17,888
Sprint (a)                                                         199,404            3,675
Sprint PCS Group* (a)                                              226,885            2,087
Verizon Communications                                             609,187           22,260
                                                                            ---------------
                                                                                     81,300
                                                                            ---------------
UTILITIES - 2.8%
AES*                                                               135,924            1,159
Allegheny Energy* (a)                                               27,570              378
Ameren (a)                                                          40,133            1,850
American Electric Power (a)                                         86,631            2,852
Calpine* (a)                                                        90,623              423
Centerpoint Energy (a)                                              67,063              767
Cinergy                                                             37,804            1,546
CMS Energy* (a)                                                     35,349              316
Consolidated Edison (a)                                             49,335            2,176
Constellation Energy                                                36,608            1,463
Dominion Resources                                                  70,923            4,560
DTE Energy (a)                                                      36,900            1,518
Duke Energy (a)                                                    198,357            4,483
Dynegy* (a)                                                         82,166              325
Edison International                                                71,457            1,736
El Paso (a)                                                        153,577            1,092
Entergy                                                             49,993            2,975
Exelon (a)                                                          71,467            4,922
FirstEnergy (a)                                                     72,348            2,827
FPL Group (a)                                                       39,890            2,667
KeySpan (a)                                                         34,766            1,329
Kinder Morgan (a)                                                   27,036            1,704
NICOR                                                               10,118              356
NiSource                                                            57,637            1,225
People's Energy                                                      7,880              352
PG&E* (a)                                                           92,424            2,678
Pinnacle West Capital                                               20,022              788
PPL (a)                                                             38,754            1,767
Progress Energy (a)                                                 54,061            2,545
Progress Energy-CVO (c)                                              8,576                3
Public Service Enterprises (a)                                      52,101            2,448
Sempra Energy (a)                                                   50,125            1,594
Southern (a)                                                       159,782            4,873
TECO Energy (a)                                                     41,162              602
TXU (a)                                                             70,622            2,024
Williams                                                           113,602            1,087
Xcel Energy                                                         85,260            1,518
                                                                            ---------------
                                                                                     66,928
                                                                            ---------------
TOTAL COMMON STOCKS
   (Cost $1,778,008)                                                              2,303,070
                                                                            ---------------

DESCRIPTION                                               PAR (000)/SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.4%
U.S. TREASURY OBLIGATION - 0.5%
United States Treasury Bill (d)
   0.950%, 09/09/04                                      $          10,800  $        10,754
                                                                            ---------------
TOTAL U.S. TREASURY OBLIGATION                                                       10,754
                                                                            ---------------
AFFILIATED MONEY MARKET FUND - 3.9%
First American Prime
 Obligations Fund, Cl Z (b) (e)                                 94,401,202           94,401
                                                                            ---------------
TOTAL AFFILIATED MONEY MARKET FUND                                                   94,401
                                                                            ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $105,155)                                                                  105,155
                                                                            ---------------
INVESTMENTS PURCHASED WITH PROCEEDS FROM
 SECURITIES LENDING - 27.2%
COMMERCIAL PAPER - 7.7%
Bluegrass
   1.160%, 11/18/04                                      $           2,619            2,619
   1.160%, 2/18/05                                                   2,619            2,619
CIBC NY
   1.110%, 9/09/04                                                  13,553           13,553
Concord Min Capital
   1.100%, 4/07/04                                                  14,771           14,771
   1.100%, 4/08/04                                                   4,819            4,819
   1.100%, 4/14/04                                                   2,095            2,095
Descartes Funding Trust
   1.150%, 11/15/04                                                  5,238            5,238
Emerald Trust
   1.063%, 5/06/04                                                   5,232            5,232
Ford Credit Floor Plan
   1.063%, 5/03/04                                                  15,699           15,699
Goldman Sachs
   1.163%, 1/18/05                                                   5,238            5,238
Independent IV
   1.048%, 10/15/04                                                  6,809            6,809
Lakeside Funding
   1.142%, 4/08/04                                                  11,994           11,994
Leafs
   1.339%, 4/20/04                                                   7,228            7,228
Lehman Brothers
   1.133%, 7/23/04                                                   3,666            3,666
   1.123%, 8/23/04                                                   2,619            2,619
Moat Funding
   1.157%, 5/05/04                                                  10,465           10,465
Morgan Stanley
   1.054%, 6/11/04                                                   5,238            5,238
Mortgage Interest Network
   1.062%, 4/27/04                                                   5,234            5,234
   1.042%, 5/11/04                                                   5,232            5,232
   1.063%, 6/07/04                                                   5,228            5,228
Norddeutsche Landesbank
   1.110%, 9/09/04                                                   5,213            5,213
Orchard Park
   1.180%, 7/06/04                                                  11,314           11,314
   1.200%, 10/06/04                                                  3,666            3,666
Park Granada
   1.083%, 4/07/04                                                   4,713            4,713
   1.063%, 4/13/04                                                   3,142            3,142
   1.063%, 4/13/04                                                   8,377            8,377
   1.063%, 5/06/04                                                   1,569            1,569
Sigma Finance
   1.157%, 5/04/04                                                  10,465           10,465
                                                                            ---------------
TOTAL COMMERCIAL PAPER                                                              184,055
                                                                            ---------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                               PAR (000)/SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 6.0%
Allstate Life Global
   1.040%, 2/15/05                                       $          10,476  $        10,476
Castle Hill III
   1.211%, 9/16/04                                                   3,143            3,143
Duke Funding VI
   1.180%, 4/08/05                                                   6,338            6,338
General Electric Capital Corporation
   1.139%, 4/08/05                                                   5,245            5,245
Jefferson Pilot
   1.062%, 2/17/05                                                   5,238            5,238
Metlife Global Funding
   1.137%, 3/28/05                                                   4,400            4,400
   0.991%, 4/15/05                                                   6,286            6,286
Merrill Lynch & Co
   1.063%, 4/04/05                                                  10,474           10,474
Morgan Stanley
   1.137%, 3/24/05                                                   5,237            5,237
Northlake CDO
   1.205%, 3/07/05                                                   3,143            3,143
Premium Asset Trust
   1.254%, 6/01/04                                                  15,609           15,609
   1.037%, 12/22/04                                                  7,856            7,856
Residential Mortgage Securities
   1.102%, 9/11/04                                                   7,354            7,354
Sigma Finance
   1.143%, 8/09/04                                                  10,474           10,474
SMM Trust 2003-H
   1.183%, 9/23/04                                                  13,554           13,554
Societe Generale NYC
   1.148%, 12/08/04                                                 10,475           10,475
WestDeutsche LandesBank
   1.220%, 6/03/04                                                   8,380            8,380
   1.150%, 8/02/04                                                  10,475           10,475
                                                                            ---------------
TOTAL CORPORATE OBLIGATIONS                                                         144,157
                                                                            ---------------
MONEY MARKET FUNDS - 0.3%
AIM Short Term Liquid Asset Portfolio                            1,571,332            1,571
Merrill Lynch Premier Institutional Fund                         6,581,069            6,581
                                                                            ---------------
TOTAL MONEY MARKET FUNDS                                                              8,152
                                                                            ---------------
OTHER SHORT-TERM INVESTMENTS - 1.6%
Commonwealth Life
   1.303%, 4/01/04                                       $           5,289            5,289
General Electric Capital Assurance
   1.200%, 1/19/05                                                   2,095            2,095
HBOS Treasury Services
   1.020%, 3/01/05                                                   5,755            5,755
Liquid Funding
   1.065%, 8/23/04                                                   5,237            5,237
   0.488%, 9/14/04                                                   5,238            5,238
Security Life Denver
   1.270%, 7/13/04                                                  13,618           13,618
                                                                            ---------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                   37,232
                                                                            ---------------
REPURCHASE AGREEMENTS - 11.6%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $20,965,059 (collateralized
   by Various Securities:
   Total Market Value $21,868,438)                                  20,951           20,951

DESCRIPTION                                                      PAR (000)      VALUE (000)
-------------------------------------------------------------------------------------------
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,076,001 (collateralized
   by U.S. Government Securities:
   Total Market Value $6,197,341)                        $           6,076  $         6,076
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,856,897 (collateralized
   by U.S. Government Securities:
   Total Market Value $8,014,185)                                    7,857            7,857
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $28,808,623 (collateralized
   by U.S. Government Securities:
   Total Market Value $29,384,206)                                  28,808           28,808
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,666,566  (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $3,849,907)                                    3,666            3,666
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,333,132 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $7,699,678)                                    7,333            7,333
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $8,380,722 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $8,799,755)                                    8,380            8,380
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $10,475,860 (collateralized
   by U.S. Government Securities:
   Total Market Value $10,685,057)                                  10,476           10,476
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,095,172 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,137,011)                                    2,095            2,095
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $11,523,446 (collateralized
   by U.S. Government Securities:
   Total Market Value $11,753,562)                                  11,523           11,523
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,142,770 (collateralized
   by Corporate Securities:
   Total Market Value $3,239,860)                                    3,143            3,143
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,333,129 (collateralized
   by Corporate Securities:
   Total Market Value $7,559,674)                                    7,333            7,333
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $10,475,899 (collateralized
   by Corporate Securities:
   Total Market Value $10,799,639)                                  10,476           10,476
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $29,856,311 (collateralized
   by Corporate Securities:
   Total Market Value $30,778,675)                                  29,855           29,855

DESCRIPTION                                                      PAR (000)      VALUE (000)
-------------------------------------------------------------------------------------------
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,237,958 (collateralized
   by Corporate Securities:
   Total Market Value $5,344,689)                        $           5,238  $         5,238
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,237,958 (collateralized
   by Corporate Securities:
   Total Market Value $5,399,771)                                    5,238            5,238
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,447,449 (collateralized
   by U.S. Government Securities:
   Total Market Value $5,556,570)                                    5,447            5,447
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $26,189,650 (collateralized
   by Various Securities:
   Total Market Value $26,713,073)                                  26,189           26,189
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,666,563 (collateralized
   by Corporate Securities:
   Total Market Value $4,205,182)                                    3,666            3,666
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $20,951,815 (collateralized
   by Various Securities:
   Total Market Value $21,370,113)                                  20,951           20,951
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,714,138 (collateralized
   by U.S. Government Securities:
   Total Market Value $4,808,276)                                    4,714            4,714
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $8,380,690 (collateralized
   by U.S. Government Securities:
   Total Market Value $8,581,543)                                    8,380            8,380
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $9,428,277 (collateralized
   by U.S. Government Securities:
   Total Market Value $9,661,035)                                    9,428            9,428
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $32,579,972 (collateralized
   by Collateralized Mortgage Obligations &
   Asset-Backed Securities:
   Total Market Value $34,334,801)                                  32,579           32,579
                                                                            ---------------
TOTAL REPURCHASE AGREEMENTS                                                         279,802
                                                                            ---------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM
 SECURITIES LENDING
   (Cost $653,398)                                                                  653,398
                                                                            ---------------
TOTAL INVESTMENTS - 127.3%
   (Cost $2,536,561)                                                              3,061,623
                                                                            ---------------
OTHER ASSETS AND LIABILITIES, NET - (27.3)%                                        (655,699)
                                                                            ---------------
TOTAL NET ASSETS - 100.0%                                                   $     2,405,924
                                                                            ---------------

*   Non-income producing security

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a market value of $632,049,285 or 26.27% of total net assets at March 31, 2004. See note 2 in Notes to Financial Statements.

(b) Investments in affiliated securities. As of March 31, 2004, the market value of these investments is $106,111,640 or 4.39% of total net assets. See note 4 in Notes to Financial Statements.

(c) Security considered illiquid investment under guidelines established by the Board of Directors. As of March 31, 2004, the market value of this investment is $2,487 or 0.00% of total net assets. See note 2 in Notes to Financial Statements.

(d) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 7 in Notes to Financial Statements.

(e) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

MID CAP INDEX FUND

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
COMMON STOCKS - 93.6%
CONSUMER DISCRETIONARY - 17.3%
99 Cents Only Stores* (a)                                           23,146  $           565
Abercrombie & Fitch (a)                                             30,432            1,030
American Eagle Outfitters* (a)                                      22,454              605
AnnTaylor Stores* (a)                                               14,180              607
Applebee's International                                            17,500              724
ArvinMeritor                                                        21,863              434
Bandag                                                               5,775              287
Barnes & Noble* (a)                                                 21,488              700
Belo, Cl A (a)                                                      36,144            1,003
Blyth                                                               15,184              496
Bob Evans Farms (a)                                                 10,948              355
Borders Group                                                       24,660              585
BorgWarner (a)                                                       8,594              729
Boyd Gaming (a)                                                     20,640              472
Brinker International* (a)                                          30,288            1,149
Caesars Entertainment* (a)                                          98,460            1,284
Callaway Golf                                                       22,838              433
CarMax* (a)                                                         32,719              955
Catalina Marketing, Cl C*                                           16,729              324
CBRL Group                                                          15,501              614
Cheesecake Factory* (a)                                             16,300              752
Chico's FAS* (a)                                                    27,440            1,273
Claire's Stores                                                     30,964              645
Coach* (a)                                                          58,880            2,414
D.R. Horton (a)                                                     73,856            2,617
Dollar Tree Stores* (a)                                             36,354            1,123
Emmis Communications, Cl A*                                         17,134              408
Entercom Communications* (a)                                        16,091              728
Extended Stay America                                               30,626              593
Furniture Brands International                                      17,594              567
Gentex (a)                                                          24,299            1,054
GTECH Holdings                                                      17,246            1,020
Harman International (a)                                            20,600            1,640
Harte-Hanks                                                         27,373              641
Hovnanian Enterprises, Cl A* (a)                                    19,160              827
International Speedway, Cl A                                        16,670              784
Krispy Kreme Doughnuts* (a)                                         20,177              693
Lear                                                                21,590            1,338
Lee Enterprises                                                     14,179              641
Lennar (a)                                                          49,372            2,668
Mandalay Resort Group (a)                                           20,468            1,172
Media General, Cl A                                                  7,373              496
Michaels Stores (a)                                                 21,395            1,040
Modine Manufacturing                                                10,821              282
Mohawk Industries* (a)                                              21,016            1,731
Neiman Marcus Group (a)                                             14,853              801
O'Reilly Automotive*                                                17,120              685
Outback Steakhouse                                                  23,814            1,160
Payless ShoeSource* (a)                                             21,318              298
PETsMART (a)                                                        45,118            1,230
Pier 1 Imports                                                      27,854              660
Reader's Digest Association, Cl A                                   33,778              476
Regis                                                               13,980              621
Rent-A-Center* (a)                                                  25,520              842
Ross Stores (a)                                                     47,200            1,445
Ruby Tuesday (a)                                                    20,960              674
Ryland Group                                                         7,210              640
Saks*                                                               42,951              756
Scholastic*                                                         13,627  $           371
Six Flags*                                                          29,014              228
Superior Industries                                                  8,374              297
Timberland, Cl A* (a)                                               12,037              716
Toll Brothers* (a)                                                  23,129            1,051
Tupperware                                                          18,460              329
Valassis Communications* (a)                                        17,767              540
Washington Post, Cl B                                                3,004            2,657
Westwood One*                                                       30,933              911
Williams-Sonoma* (a)                                                37,041            1,267
                                                                            ---------------
                                                                                     59,153
                                                                            ---------------
CONSUMER STAPLES - 4.3%
BJ's Wholesale Club* (a)                                            22,013              560
Church and Dwight                                                   12,520              542
Constellation Brands, CI A* (a)                                     32,776            1,052
Dean Foods*                                                         49,219            1,644
Energizer Holdings*                                                 26,474            1,236
Hormel Foods                                                        43,447            1,274
Interstate Bakeries                                                 14,031              160
JM Smucker                                                          15,677              827
Lancaster Colony                                                     9,375              379
Longs Drug Stores                                                   11,816              223
PepsiAmericas                                                       46,008              939
Ruddick                                                             14,494              293
Smithfield Foods* (a)                                               36,909            1,001
Tootsie Roll Industries                                             17,104              625
Tyson Foods, Cl A (a)                                              111,213            2,007
Universal                                                            8,174              415
Whole Foods Market (a)                                              19,224            1,441
                                                                            ---------------
                                                                                     14,618
                                                                            ---------------
ENERGY - 6.6%
Cooper Cameron* (a)                                                 17,030              750
ENSCO International (a)                                             47,611            1,341
FMC Technologies* (a)                                               20,744              561
Forest Oil* (a)                                                     17,444              440
Grant Prideco* (a)                                                  38,301              594
Hanover Compressor* (a)                                             23,047              279
Helmerich & Payne                                                   15,333              439
Murphy Oil                                                          28,940            1,822
National-Oilwell*                                                   26,828              759
Newfield Exploration*                                               17,880              857
Noble Energy                                                        19,530              920
Overseas Shipholding Group                                          12,165              444
Patterson-UTI Energy* (a)                                           26,083              924
Pioneer Natural Resources (a)                                       37,640            1,216
Pogo Producing                                                      20,238              928
Pride International* (a)                                            42,789              730
Smith International* (a)                                            31,584            1,690
Tidewater                                                           18,668              525
Valero Energy (a)                                                   39,803            2,387
Varco International* (a)                                            30,784              554
Weatherford International* (a)                                      41,420            1,741
Western Gas Resources (a)                                           10,410              529
XTO Energy (a)                                                      87,088            2,198
                                                                            ---------------
                                                                                     22,628
                                                                            ---------------
FINANCIALS - 18.0%
Allmerica Financial* (a)                                            16,612              574
AMB Property                                                        25,536              949

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
American Financial Group                                            22,866  $           682
AmeriCredit*                                                        49,545              844
Amerus Group, Cl A (a)                                              12,360              499
Arthur J. Gallagher                                                 28,391              925
Associated Banc-Corp                                                22,957            1,028
Astoria Financial                                                   25,045              952
Bank of Hawaii                                                      17,502              811
Banknorth Group (a)                                                 51,357            1,748
Brown & Brown                                                       21,650              839
City National (a)                                                   15,328              918
Colonial BancGroup                                                  40,072              741
Commerce Bancorp (a)                                                23,922            1,576
Compass Bancshares (a)                                              37,570            1,558
Cullen/Frost Bankers                                                16,240              694
Dime Bancorp*                                                       23,400                4
Eaton Vance                                                         21,600              823
Edwards A.G.                                                        25,261              988
Everest Re Group (a)                                                17,113            1,462
Fidelity National Financial                                         52,028            2,060
First American                                                      24,503              745
FirstMerit                                                          26,486              690
GATX (a)                                                            15,059              334
Greater Bay Bancorp (a)                                             16,681              488
GreenPoint Financial                                                42,059            1,838
HCC Insurance Holdings                                              19,985              646
Hibernia, Cl A                                                      48,614            1,142
Highwoods Properties (REIT) (a)                                     15,810              414
Horace Mann Educators                                               12,743              200
Hospitality Properties Trust (REIT)                                 20,855              968
Independence Community Bank (a)                                     17,936              731
IndyMac Bancorp (a)                                                 17,422              632
Investors Financial Services (a)                                    20,798              859
Jefferies Group (a)                                                 17,080              603
LaBranche (a)                                                       20,235              227
Legg Mason (a)                                                      20,701            1,921
Leucadia National                                                   21,111            1,125
Liberty Property Trust (REIT)                                       26,370            1,187
Mack-Cali Realty (REIT) (a)                                         17,330              778
Mercantile Bankshares                                               24,935            1,071
MONY Group* (a)                                                     14,776              465
National Commerce Financial                                         64,662            1,850
New Plan Excel Realty Trust (REIT) (a)                              29,878              817
New York Community Bancorp (a)                                      85,204            2,921
Ohio Casualty*                                                      19,089              382
Old Republic International                                          56,787            1,395
PMI Group (a)                                                       29,744            1,111
Protective Life (a)                                                 21,641              810
Provident Financial Group                                           17,609              707
Radian Group                                                        29,613            1,262
Raymond James Financial (a)                                         22,845              568
Rayonier (a)                                                        16,790              734
SEI Investments                                                     33,257            1,097
Silicon Valley Bancshares* (a)                                      10,882              353
Sovereign Bancorp                                                   96,612            2,069
Stancorp Financial Group                                             8,858              578
TCF Financial                                                       22,352            1,142
United Dominion Realty Trust (REIT) (a)                             39,760              780
Unitrin                                                             21,394              918
W.R. Berkley                                                        26,115            1,041
Waddell & Reed Financial                                            25,801  $           633
Washington Federal                                                  24,746              632
Webster Financial (a)                                               14,283              724
Westamerica Bancorporation                                          10,229              516
Wilmington Trust                                                    19,649              734
                                                                            ---------------
                                                                                     61,513
                                                                            ---------------
HEALTH CARE - 11.1%
Apogent Technologies*                                               28,269              867
Apria Healthcare Group* (a)                                         16,198              485
Barr Pharmaceuticals* (a)                                           31,859            1,462
Beckman Coulter (a)                                                 19,313            1,053
Cephalon* (a)                                                       17,550            1,006
Charles River Laboratories International* (a)                       14,434              619
Community Health Systems*                                           31,070              865
Covance* (a)                                                        19,784              681
Coventry Health Care* (a)                                           28,422            1,203
Cytyc* (a)                                                          34,530              768
DENTSPLY International                                              24,789            1,099
Edwards Lifesciences* (a)                                           18,471              590
First Health Group*                                                 30,923              676
Gilead Sciences* (a)                                                63,879            3,563
Health Net* (a)                                                     35,854              894
Henry Schein* (a)                                                   13,672              976
Hillenbrand Industries                                              19,457            1,321
IVAX* (a)                                                           61,524            1,401
Lifepoint Hospitals*                                                11,804              382
Lincare Holdings* (a)                                               31,026              975
Millennium Pharmaceuticals* (a)                                     95,038            1,606
Mylan Laboratories                                                  84,205            1,914
Omnicare (a)                                                        32,314            1,432
Oxford Health Plans                                                 26,114            1,276
PacifiCare Health Systems*                                          26,350            1,042
Patterson Dental* (a)                                               21,376            1,467
Perrigo                                                             20,877              419
Pharmaceutical Resources* (a)                                       10,510              598
Protein Design Labs* (a)                                            29,558              704
Sepracor* (a)                                                       27,695            1,332
STERIS* (a)                                                         22,023              568
Triad Hospitals* (a)                                                23,764              732
Universal Health Services                                           18,290              843
Valeant Pharmaceuticals International                               25,386              606
Varian Medical Systems* (a)                                         21,623            1,866
Vertex Pharmaceuticals* (a)                                         24,821              234
VISX*                                                               15,142              296
                                                                            ---------------
                                                                                     37,821
                                                                            ---------------
INDUSTRIALS - 11.2%
AGCO* (a)                                                           23,956              496
Alaska Air Group*                                                    8,281              204
Alexander & Baldwin                                                 12,416              411
ALLETE (a)                                                          27,417              962
AMETEK                                                              20,910              536
Banta                                                                8,003              370
Brinks                                                              16,992              469
C. H. Robinson Worldwide                                            26,449            1,098
Career Education* (a)                                               31,586            1,789
Carlisle Companies                                                  10,899              617
ChoicePoint*                                                        27,570            1,048
CNF (a)                                                             15,576              523

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Copart*                                                             28,157  $           612
Corinthian Colleges* (a)                                            28,300              936
DeVry* (a)                                                          22,112              667
Donaldson                                                           27,168              721
Dun & Bradstreet* (a)                                               22,772            1,218
Dycom Industries*                                                   15,223              404
Education Management*                                               23,010              732
Expeditors International of Washington (a)                          33,117            1,308
Fastenal (a)                                                        23,938            1,285
Federal Signal                                                      14,308              284
Flowserve*                                                          17,426              365
Graco                                                               21,615              629
Granite Construction                                                13,013              309
Harsco                                                              12,144              553
HON Industries                                                      18,370              683
Hubbell, Cl B (a)                                                   19,867              797
ITT Educational Services*                                           14,400              449
J.B. Hunt Transport Services*                                       25,288              712
Jacobs Engineering Group*                                           17,646              787
Jetblue Airways* (a)                                                32,290              817
Kelly Services, Cl A                                                10,966              325
Kennametal                                                          11,293              466
Korn Ferry International*                                           12,545              201
L-3 Communications Holdings (a)                                     33,229            1,976
Manpower (a)                                                        27,944            1,299
Miller Herman (a)                                                   23,234              619
Nordson                                                             10,919              409
Pentair (a)                                                         15,573              919
Precision Castparts                                                 20,385              898
Quanta Services*                                                    36,514              259
Republic Services                                                   49,375            1,337
Rollins                                                             14,126              364
Sequa, Cl A*                                                         3,274              162
Sotheby's Holdings, Cl A* (a)                                       19,326              248
SPX                                                                 23,854            1,085
Stericycle*                                                         13,180              631
Swift Transportation*                                               26,373              453
Sylvan Learning Systems* (a)                                        13,644              479
Tecumseh Products, Cl A                                              5,791              244
Teleflex (a)                                                        12,947              637
Trinity Industries (a)                                              14,778              411
United Rentals* (a)                                                 24,926              443
Viad                                                                27,679              669
Werner Enterprises                                                  24,980              473
York International                                                  12,548              493
                                                                            ---------------
                                                                                     38,291
                                                                            ---------------
INFORMATION TECHNOLOGY - 14.9%
3Com*                                                              120,684              852
Activision*                                                         42,375              670
Acxiom                                                              26,580              584
ADTRAN (a)                                                          24,786              744
Advanced Fiber Communications*                                      27,223              600
Advent Software*                                                    10,337              193
Affiliated Computer Services, Cl A* (a)                             42,905            2,227
Arrow Electronics* (a)                                              35,360              900
Ascential Software*                                                 18,610              408
Atmel* (a)                                                         148,707              967
Avnet*                                                              37,903              928
Avocent* (a)                                                        15,064              554
Bisys Group*                                                        37,962  $           636
CDW (a)                                                             26,250            1,775
Cabot Microelectronics* (a)                                          7,750              327
Cadence Design Systems* (a)                                         82,976            1,223
Ceridian*                                                           47,127              929
Certegy                                                             20,307              711
CheckFree* (a)                                                      25,968              765
Cognizant Technology Solutions*                                     20,150              912
CommScope* (a)                                                      18,566              309
Credence Systems*                                                   20,175              240
Cree* (a)                                                           23,243              518
CSG Systems International*                                          16,391              282
Cypress Semiconductor* (a)                                          37,664              771
Diebold (a)                                                         22,422            1,079
DST Systems* (a)                                                    26,313            1,193
Fair Isaac (a)                                                      22,650              817
Fairchild Semiconductor International, Cl A*                        37,138              892
Gartner, Cl A* (a)                                                  44,970              524
Harris (a)                                                          21,036            1,018
Imation (a)                                                         10,155              382
Integrated Circuit Systems* (a)                                     22,800              571
Integrated Device Technology*                                       33,247              499
International Rectifier* (a)                                        20,743              954
Internet Security Systems* (a)                                      15,704              277
Intersil, Cl A                                                      43,825              977
Jack Henry & Associates                                             28,272              545
Keane* (a)                                                          20,064              316
KEMET*                                                              26,926              386
Lam Research* (a)                                                   42,014            1,059
Lattice Semiconductor* (a)                                          35,319              308
LTX* (a)                                                            18,605              281
Macromedia*                                                         21,229              426
Macrovision*                                                        15,328              286
McDATA, Cl A* (a)                                                   36,894              260
Mentor Graphics* (a)                                                21,361              381
Micrel* (a)                                                         28,865              385
Microchip Technology (a)                                            65,639            1,743
MPS Group*                                                          32,705              364
National Instruments (a)                                            24,430              769
Network Associates* (a)                                             50,923              917
Newport*                                                            12,219              204
Plantronics*                                                        14,484              530
Plexus*                                                             13,315              237
Polycom* (a)                                                        31,061              659
Powerwave Technologies* (a)                                         19,949              156
Quantum*                                                            55,754              206
Retek* (a)                                                          17,118              129
Reynolds & Reynolds, Cl A                                           20,513              583
RF Micro Devices* (a)                                               58,611              496
RSA Security* (a)                                                   18,850              354
SanDisk                                                             50,200            1,424
Semtech*                                                            23,120              528
Silicon Laboratories* (a)                                           16,160              855
Storage Technology*                                                 34,649              964
Sybase*                                                             30,289              636
Synopsys* (a)                                                       49,386            1,430
Tech Data* (a)                                                      17,966              736
Titan*                                                              25,519              515
Transaction Systems Architects, Cl A* (a)                           11,961              277
TriQuint Semiconductor*                                             42,044              307

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Varian*                                                             10,852  $           436
Vishay Intertechnology* (a)                                         50,397            1,075
Wind River Systems*                                                 26,370              292
Zebra Technology, Cl A* (a)                                         14,810            1,027
                                                                            ---------------
                                                                                     50,690
                                                                            ---------------
MATERIALS - 3.8%
Airgas                                                              23,152              493
Albemarle                                                           13,063              379
Arch Coal                                                           16,494              518
Bowater (a)                                                         17,375              758
Cabot                                                               19,334              634
Crompton                                                            34,851              222
Cytec Industries                                                    12,223              435
Ferro                                                               12,930              338
FMC*                                                                11,054              473
Glatfelter                                                          11,192              126
IMC Global* (a)                                                     36,301              519
Longview Fibre*                                                     15,995              179
Lubrizol                                                            15,649              493
Lyondell Chemical (a)                                               55,780              828
Martin Marietta Materials                                           15,328              708
Minerals Technologies                                                6,423              367
Olin (a)                                                            21,525              384
Packaging Corporation of America (a)                                33,020              745
Peabody Energy                                                      16,759              779
Potlatch                                                             9,008              367
RPM                                                                 36,232              599
Scotts*                                                             10,220              656
Sensient Technologies                                               14,616              273
Sonoco Products (a)                                                 30,257              735
Valspar                                                             15,854              781
                                                                            ---------------
                                                                                     12,789
                                                                            ---------------
TELECOMMUNICATION SERVICES - 0.5%
Cincinnati Bell*                                                    77,033              314
Price Communications*                                               16,939              266
Telephone & Data Systems (a)                                        17,607            1,248
                                                                            ---------------
                                                                                      1,828
                                                                            ---------------
UTILITIES - 5.9%
AGL Resources                                                       20,127              584
Alliant Energy (a)                                                  34,675              904
Aqua America                                                        28,955              628
Aquila*                                                             61,125              288
Black Hills                                                          9,577              305
DPL                                                                 39,623              743
Duquesne Light Holdings                                             23,590              460
Energy East (a)                                                     46,062            1,168
Equitable Resources                                                 18,567              825
Great Plains Energy (a)                                             21,023              710
Hawaiian Electric Industries                                        12,534              650
IDACORP                                                             11,602              347
MDU Resources Group                                                 36,823              865
National Fuel Gas (a)                                               24,883              612
Northeast Utilities                                                 41,920              782
NSTAR (a)                                                           16,611              843
OGE Energy (a)                                                      25,971              687
Oneok                                                               32,238              727
Pepco Holdings (a)                                                  54,058            1,105
PNM Resources (a)                                                   12,603              379

DESCRIPTION                                               SHARES/PAR (000)      VALUE (000)
-------------------------------------------------------------------------------------------
Puget Energy (a)                                                    29,507  $           660
Questar                                                             26,014              948
SCANA (a)                                                           34,688            1,226
Sierra Pacific Resources* (a)                                       39,664              294
Vectren                                                             23,680              584
Westar Energy (a)                                                   29,094              610
WGL Holdings                                                        13,942              420
Wisconsin Energy                                                    37,389            1,202
WPS Resources                                                       10,777              515
                                                                            ---------------
                                                                                     20,071
                                                                            ---------------
TOTAL COMMON STOCKS
   (Cost $278,777)                                                                  319,402
                                                                            ---------------
SHORT-TERM INVESTMENTS - 6.2%
U.S. TREASURY OBLIGATION - 0.4%
United States Treasury Bill (b)
   0.950%, 09/09/04                                      $           1,500            1,494
                                                                            ---------------
TOTAL U.S. TREASURY OBLIGATION                                                        1,494
                                                                            ---------------
AFFILIATED MONEY MARKET FUND - 5.8%
First American Prime
 Obligations Fund, Cl Z (c)                                     19,614,245           19,614
                                                                            ---------------
TOTAL AFFILIATED MONEY MARKET FUND                                                   19,614
                                                                            ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $21,108)                                                                    21,108
                                                                            ---------------
INVESTMENTS PURCHASED WITH PROCEEDS FROM
 SECURITIES LENDING - 44.2%
COMMERCIAL PAPER - 12.4%
Bluegrass
   1.160%, 11/18/04                                      $             604              604
   1.160%, 2/18/05                                                     604              604
CIBC NY
   1.110%, 9/09/04                                                   3,128            3,128
Concord Min Capital
   1.100%, 4/07/04                                                   3,409            3,409
   1.100%, 4/08/04                                                   1,112            1,112
   1.100%, 4/14/04                                                     484              484
Descartes Funding Trust
   1.150%, 11/15/04                                                  1,209            1,209
Emerald Trust
   1.063%, 5/06/04                                                   1,208            1,208
Ford Credit Floor Plan
   1.063%, 5/03/04                                                   3,623            3,623
Goldman Sachs
   1.163%, 1/18/05                                                   1,209            1,209
Independent IV
   1.048%, 10/15/04                                                  1,571            1,571
Lakeside Funding
   1.142%, 4/08/04                                                   2,768            2,768
Leafs
   1.339%, 4/20/04                                                   1,668            1,668
Lehman Brothers
   1.133%, 7/23/04                                                     846              846
   1.123%, 8/23/04                                                     604              604
Moat Funding
   1.157%, 5/05/04                                                   2,415            2,415
Morgan Stanley
   1.054%, 6/11/04                                                   1,209            1,209
Mortgage Interest Network
   1.062%, 4/27/04                                                   1,208            1,208
   1.042%, 5/11/04                                                   1,207            1,207
   1.063%, 6/07/04                                                   1,206            1,206

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                               PAR (000)/SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Norddeutsche Landesbank
   1.110%, 9/09/04                                       $           1,203  $         1,203
Orchard Park
   1.180%, 7/06/04                                                   2,611            2,611
   1.200%, 10/06/04                                                    846              846
Park Granada
   1.083%, 4/07/04                                                   1,088            1,088
   1.063%, 4/13/04                                                     725              725
   1.063%, 4/13/04                                                   1,933            1,933
   1.063%, 5/06/04                                                     362              362
Sigma Finance
   1.157%, 5/04/04                                                   2,415            2,415
                                                                            ---------------
TOTAL COMMERCIAL PAPER                                                               42,475
                                                                            ---------------
CORPORATE OBLIGATIONS - 9.8%
Allstate Life Global
   1.040%, 2/15/05                                                   2,418            2,418
Castle Hill III
   1.211%, 9/16/04                                                     725              725
Duke Funding VI
   1.180%, 4/08/05                                                   1,463            1,463
General Electric Capital Corporation
   1.139%, 4/08/05                                                   1,210            1,210
Jefferson Pilot
   1.062%, 2/17/05                                                   1,209            1,209
Metlife Global Funding
   1.137%, 3/28/05                                                   1,015            1,015
   0.991%, 4/15/05                                                   1,451            1,451
Merrill Lynch & Co
   1.063%, 4/04/05                                                   2,417            2,417
Morgan Stanley
   1.137%, 3/24/05                                                   1,209            1,209
Northlake CDO
   1.205%, 3/07/05                                                     725              725
Premium Asset Trust
   1.254%, 6/01/04                                                   3,602            3,602
   1.037%, 12/22/04                                                  1,813            1,813
Residential Mortgage Securities
   1.102%, 9/11/04                                                   1,697            1,697
Sigma Finance
   1.143%, 8/09/04                                                   2,417            2,417
SMM Trust 2003-H
   1.183%, 9/23/04                                                   3,128            3,128
Societe Generale NYC
   1.148%, 12/08/04                                                  2,417            2,417
WestDeutsche LandesBank
   1.220%, 6/03/04                                                   1,934            1,934
   1.150%, 8/02/04                                                   2,418            2,418
                                                                            ---------------
TOTAL CORPORATE OBLIGATIONS                                                          33,268
                                                                            ---------------
MONEY MARKET FUNDS - 0.6%
AIM Short Term Liquid Asset Portfolio                              362,625              362
Merrill Lynch Premier Institutional Fund                         1,518,751            1,519
                                                                            ---------------
TOTAL MONEY MARKET FUNDS                                                              1,881
                                                                            ---------------
OTHER SHORT-TERM INVESTMENTS - 2.5%
Commonwealth Life
   1.303%, 4/01/04                                       $           1,220            1,220
General Electric Capital Assurance
   1.200%, 1/19/05                                                     483              483
HBOS Treasury Services
   1.020%, 3/01/05                                                   1,328            1,328

DESCRIPTION                                                      PAR (000)      VALUE (000)
-------------------------------------------------------------------------------------------
Liquid Funding
   1.065%, 8/23/04                                       $           1,209  $         1,209
   0.488%, 9/14/04                                                   1,209            1,209
Security Life Denver
   1.270%, 7/13/04                                                   3,143            3,143
                                                                            ---------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                    8,592
                                                                            ---------------
REPURCHASE AGREEMENTS - 18.9%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $4,838,227 (collateralized
   by Various Securities:
   Total Market Value $5,046,705)                                    4,835            4,835
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,402,194 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,430,196)                                    1,402            1,402
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,813,181 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,849,480)                                    1,813            1,813
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,648,331 (collateralized
   by U.S. Government Securities:
   Total Market Value $6,781,162)                                    6,648            6,648
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $846,154 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $888,465)                                        846              846
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,692,309 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $1,776,899)                                    1,692            1,692
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,934,067 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $2,030,770)                                    1,934            1,934
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,417,574 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,465,852)                                    2,418            2,418
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $483,515 (collateralized
   by U.S. Government Securities:
   Total Market Value $493,170)                                        484              484
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,659,332 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,712,437)                                    2,659            2,659
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $725,275 (collateralized
   by Corporate Securities:
   Total Market Value $747,681)                                        725              725

DESCRIPTION                                                      PAR (000)      VALUE (000)
-------------------------------------------------------------------------------------------
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,692,308 (collateralized
   by Corporate Securities:
   Total Market Value $1,744,589)                        $           1,692  $         1,692
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,417,583 (collateralized
   by Corporate Securities:
   Total Market Value $2,492,294)                                    2,418            2,418
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,890,112 (collateralized
   by Corporate Securities:
   Total Market Value $7,102,972)                                    6,890            6,890
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,208,794 (collateralized
   by Corporate Securities:
   Total Market Value $1,233,425)                                    1,209            1,209
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,208,794 (collateralized
   by Corporate Securities:
   Total Market Value $1,246,136)                                    1,209            1,209
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,257,139 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,282,321)                                    1,257            1,257
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,043,936 (collateralized
   by Various Securities:
   Total Market Value $6,164,729)                                    6,044            6,044
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $846,154 (collateralized
   by Corporate Securities:
   Total Market Value $970,454)                                        846              846
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,835,171 (collateralized
   by Various Securities:
   Total Market Value $4,931,704)                                    4,835            4,835
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,087,909 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,109,633)                                    1,088            1,088
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,934,060 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,980,412)                                    1,934            1,934
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,175,818 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,229,532)                                    2,176            2,176
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,518,667 (collateralized
   by Collateralized Mortgage Obligations &
   Asset-Backed Securities:
   Total Market Value $7,923,639)                        $           7,518  $         7,518
                                                                            ---------------
TOTAL REPURCHASE AGREEMENTS                                                          64,572
                                                                            ---------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM
 SECURITIES LENDING
   (Cost $150,788)                                                                  150,788
                                                                            ---------------
TOTAL INVESTMENTS - 144.0%
   (Cost $450,673)                                                                  491,298
                                                                            ---------------
OTHER ASSETS AND LIABILITIES, NET - (44.0)%                                        (150,043)
                                                                            ---------------
TOTAL NET ASSETS - 100.0%                                                   $       341,255
                                                                            ---------------

*   Non-income producing security

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a market value of $145,728,673 at March 31, 2004. See note 2 in Notes to Financial Statements.

(b) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 7 in Notes to Financial Statements.

(c) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SMALL CAP INDEX FUND

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 14.5%
1-800 Flowers*                                                       3,155  $            30
4Kids Entertainment*                                                 2,036               46
A.C. Moore Arts & Crafts*                                            2,116               57
Aaron Rents                                                          3,959               99
ACME Communications*                                                 1,402               11
Action Performance                                                   2,576               39
Advanced Marketing Services                                          2,284               23
ADVO                                                                 5,013              162
Aeropostale*                                                         3,201              116
Aftermarket Technology*                                              2,253               33
Alliance Gaming*                                                     8,285              266
Alloy*                                                               6,705               32
Ambassadors Group                                                      866               21
AMC Entertainment*                                                   5,180               80
American Eagle Outfitters* (a)                                       8,762              236
American Greetings, Cl A* (a)                                       10,345              236
America's Car-Mart*                                                    672               18
Ameristar Casinos*                                                   1,795               61
AnnTaylor Stores* (a)                                                7,473              320
APAC Customer Service*                                               4,771               14
Applica*                                                             3,249               37
Arctic Cat                                                           2,494               64
Argosy Gaming*                                                       3,803              135
Asbury Automotive Group* (a)                                         2,030               35
Aztar*                                                               4,710              115
Bally Total Fitness Holding*                                         5,206               31
Bandag                                                               1,914               95
Bassett Furniture                                                    1,542               31
Beasley Broadcast Group*                                               688               12
Beazer Homes USA (a)                                                 2,194              232
Bebe Stores*                                                           727               24
Big 5 Sporting Goods*                                                2,539               64
Blair                                                                1,039               28
Blount International*                                                  906                9
Blue Rhino*                                                          1,723               29
Bob Evans Farms (a)                                                  5,872              190
Boca Resorts, Cl A*                                                  4,094               71
Bombay Company*                                                      5,571               44
Boyd Gaming (a)                                                      5,308              122
Boyds Collection Limited*                                            3,051                8
Brookfield Homes                                                     2,547               89
Brookstone*                                                          2,022               56
Brown Shoe                                                           2,983              109
Buckle                                                               1,178               34
Building Materials Holding                                           2,031               36
Burlington Coat Factory                                              3,070               61
California Pizza Kitchen*                                            2,781               56
Callaway Golf                                                       11,045              210
Carmike Cinemas*                                                       202                8
Casual Male Retail Group* (a)                                        5,072               52
Catalina Marketing, Cl C*                                            6,440              125
Cato, Cl A                                                           2,248               45
CEC Entertainment*                                                   5,796              201
Champion Enterprise* (a)                                             8,780               93
Charlotte Russe Holding*                                             1,908               35
Charming Shoppes*                                                   17,009              133
Charter Communications, Cl A* (a)                                   43,454              205
Cherokee                                                             1,014               24
Chicago Pizza & Brewery*                                             1,810  $            24
Children's Place Retail Stores*                                      2,108               65
Choice Hotels International (a)                                      3,292              147
Christopher & Banks                                                  5,907              125
Churchill Downs                                                        967               38
CKE Restaurants*                                                     7,852               78
Coachmen Industries                                                  2,314               39
Coldwater Creek*                                                     1,872               40
Cole National*                                                       2,005               44
Collins & Aikman*                                                    5,232               29
Concord Camera*                                                      4,073               26
Cooper Tire & Rubber (a)                                            10,956              221
Cost Plus*                                                           3,586              150
Courier                                                                903               40
Cross Media Marketing* (b)                                           1,203               --
Crown Media Holdings, Cl A*                                          2,098               17
CSK Auto* (a)                                                        5,747              104
CSS Industries                                                         723               24
Cumulus Media, Cl A*                                                 7,215              144
Dave & Busters*                                                      1,860               28
Deb Shops                                                               99                3
Department 56*                                                       2,067               31
DHB Industries*                                                      3,137               23
Dicks Sporting Goods* (a)                                            2,121              123
Digital Generation Systems*                                          4,560                7
Dillards, Cl A (a)                                                   8,918              171
Dominion Homes*                                                        700               27
Dover Downs Gaming & Entertainment                                   1,689               18
Dover Motorsports                                                    2,661               10
Dress Barn*                                                          2,974               52
Drew Industries*                                                     1,050               37
Drugstore.com*                                                       5,310               29
Dura Automotive Systems*                                             3,174               42
Electronics Boutique & Holdings*                                     2,167               64
Emerson Radio*                                                       2,827               11
Emmis Communications, Cl A*                                          7,448              177
Extended Stay America                                               11,882              230
Finish Line, Cl A*                                                   2,955              109
Finlay Enterprises*                                                  1,018               18
Fisher Communications*                                                 717               35
Fleetwood Enterprises* (a)                                           6,438               79
Fossil* (a)                                                          3,987              133
Fred's (a)                                                           6,266              152
Friedman's*                                                          3,512               20
Galyan's Trading* (a)                                                1,086               11
GameStop*                                                            3,539               64
Gaylord Entertainment* (a)                                           2,029               63
Genesco* (a)                                                         3,647               85
Goodyear Tire & Rubber* (a)                                         25,243              216
Goody's Family Clothing (a)                                          3,052               44
Gray Television                                                      6,461               94
Grey Global Group                                                      140               97
Group 1 Automotive*                                                  2,742               99
GSI Commerce*                                                        2,590               26
Guess?*                                                              1,303               23
Guitar Center* (a)                                                   2,267               84
Gymboree*                                                            4,937               83
Hampshire Group*                                                       320               10
Hancock Fabrics                                                      2,181               35
Handleman                                                            3,923               94

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Harris Interactive*                                                  7,130  $            60
Haverty Furniture                                                    2,657               57
Hibbett Sporting Goods*                                              1,829               70
Hollinger International                                              7,006              139
Hollywood Entertainment*                                             8,921              121
Hooker Furniture                                                       956               22
Hot Topic* (a)                                                       7,916              209
IHOP (a)                                                             3,319              114
Information Holdings*                                                2,003               41
Insight Communications*                                              7,495               75
Insight Enterprises*                                                 7,747              149
Interface, Cl A*                                                     7,228               57
InterTAN*                                                            3,449               48
Isle of Capri Casinos*                                               2,735               69
J Jill Group*                                                        2,883               59
Jack in the Box* (a)                                                 5,711              143
JAKKS Pacific*                                                       4,037               61
Jarden*                                                              4,378              155
Jo-Ann Stores*                                                       2,577               72
JOS A Bank Clothiers*                                                1,200               43
Journal Register*                                                    5,234              109
K2*                                                                  4,085               65
Kellwood                                                             4,409              173
Kenneth Cole Productions                                               885               30
Keystone Automotive Industries*                                      1,933               53
Kimball International                                                3,282               51
Kirkland's*                                                          1,801               29
K-Swiss, Cl A                                                        4,042               99
La Quinta (REIT)*                                                   26,692              201
Landry's Restaurants (a)                                             3,628              108
Libbey                                                               1,748               45
Liberty                                                              2,548              118
Lin TV, Cl A* (a)                                                    4,487              107
Linens 'N Things* (a)                                                7,319              259
Lithia Motors                                                        2,175               60
LodgeNet Entertainment* (a)                                          1,752               33
Lone Star Steakhouse & Saloon                                        2,554               75
M/I Schottenstein Homes                                              1,731               82
Magna Entertainment* (a)                                             6,598               40
Marcus                                                               3,228               56
Marine Products                                                      1,890               26
MarineMax*                                                           1,357               36
Martha Stewart Living* (a)                                           1,946               21
Maxwell Shoe*                                                        2,140               48
Mediacom Communications*                                             8,408               67
Men's Wearhouse* (a)                                                 5,437              144
Meritage* (a)                                                        1,720              128
Mestek*                                                                492                9
MicroAge* (b)                                                        3,579               --
Midas*                                                               2,272               44
Modine Manufacturing                                                 3,858              101
Modtech Holdings*                                                    1,376               10
Monaco Coach                                                         4,369              117
Monro Muffler Brake*                                                 1,533               38
Mothers Work*                                                          639               17
Movado Group                                                         1,204               36
Movie Gallery                                                        4,065               80
MTR Gaming Group*                                                    3,824               38
Multimedia Games* (a)                                                3,574               88
National Presto Industries*                                            673  $            26
Nautilus Group (a)                                                   4,785               75
Navigant International*                                              1,987               36
Netflix* (a)                                                         3,556              121
Noland                                                                  66                3
Oakley                                                               4,069               60
Oneida*                                                              2,302                6
OshKosh B' Gosh, Cl A                                                1,291               30
O'Charley's*                                                         3,351               61
Overstock.com*                                                       1,484               46
Oxford Industries                                                    2,076               96
P. F. Chang's China Bistro* (a)                                      4,241              213
Pacific Sunwear of California* (a)                                  11,777              289
Palm Harbor Homes*                                                   3,374               71
Panera Bread, Cl A* (a)                                              4,664              182
Papa John's International*                                           1,892               64
Party City*                                                          1,578               23
Paxson Communications*                                               4,926               19
Payless ShoeSource* (a)                                             11,408              159
PC Connection*                                                       1,112                9
Pegasus Communications*                                                524               20
Penn National Gaming*                                                5,169              149
Pep Boys - Manny Moe & Jack                                          8,030              223
Perry Ellis International*                                           1,065               29
Petco Animal Supplies*                                               6,017              170
Phillips Van-Heusen                                                  4,185               77
Pinnacle Entertainment*                                              3,570               49
Playboy Enterprises, Cl B*                                           2,404               34
Pomeroy IT Solutions*                                                1,501               22
Priceline.com* (a)                                                   3,456               93
Prime Hospitality*                                                   6,160               70
PRIMEDIA*                                                           26,281               71
ProQuest* (a)                                                        3,987              116
Pulitzer                                                               726               35
Quiksilver* (a)                                                      9,040              198
R.H. Donnelley* (a)                                                  3,330              156
RARE Hospitality International*                                      4,909              136
Raytech*                                                             1,271                4
RC2*                                                                 2,251               62
RCN* (a)                                                            11,086                3
Reading International, Cl A*                                         2,387               16
Red Robin Gourmet Burgers*                                           1,466               42
Regent Communication*                                                5,803               38
Rent-Way*                                                            3,506               31
Restoration Hardware*                                                3,223               16
Rex Stores*                                                          1,143               18
Russ Berrie and Company                                              1,409               49
Russell                                                              4,405               80
Ryan's Family Steak Houses*                                          7,182              123
Saga Communications, Cl A*                                           2,274               42
Salem Communications*                                                1,460               40
Sauer-Danfoss                                                        1,500               21
Scientific Games* (a)                                                8,268              155
SCP Pool*                                                            5,016              187
Select Comfort* (a)                                                  3,368               93
Sharper Image*                                                       1,570               51
Shoe Carnival*                                                       1,118               17
Shopko*                                                              4,296               63
Shuffle Master* (a)                                                  2,793              130
Sinclair Broadcast Group, Cl A* (a)                                  6,288               79

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Six Flags*                                                          15,524  $           122
Skechers USA*                                                        2,962               39
Skyline                                                                914               35
Sonic*                                                               6,492              223
Sonic Automotive, Cl A                                               4,475              112
Source Interlink Companies*                                          1,931               24
Spanish Broadcasting System*                                         5,308               55
Speedway Motorsports                                                 2,358               71
Sports Authority*                                                    3,354              134
Sports Resorts International*                                          367                1
Stage Stores*                                                        2,458               95
Stamps.com*                                                          6,137               37
Standard Motor Products                                              1,078               17
Standard Pacific (a)                                                 5,346              321
Stanley Furniture                                                      867               34
Steak 'N Shake*                                                      3,718               72
Stein Mart*                                                          3,400               47
Steinway Musical Instruments*                                          734               24
Steven Madden*                                                       1,659               33
Stoneridge*                                                          1,949               28
Strattec Security*                                                     538               34
Stride Rite                                                          6,183               66
Sturm, Ruger & Company                                               3,331               45
Summit American Television*                                          5,596               23
Superior Industries                                                  3,654              130
Systemax*                                                            1,430                8
TBC*                                                                 2,817               83
Technical Olympic USA*                                                 498               16
Tenneco Automotive*                                                  6,972               88
The Wet Seal, Cl A*                                                  3,748               31
Thomas Nelson                                                        1,348               37
Thor Industries                                                      5,988              161
TiVo* (a)                                                            5,600               50
Too*                                                                 5,651              118
Tower Automotive* (a)                                                9,384               47
Tractor Supply* (a)                                                  4,888              189
Trans World Entertainment*                                           2,215               21
Triarc, Cl A                                                         5,642               62
Tuesday Morning*                                                     2,219               76
Tupperware                                                           8,153              145
Tweeter Home Entertainment*                                          3,357               32
Ultimate Electronics*                                                1,722               11
Unifi*                                                               8,049               36
UniFirst                                                             1,506               42
United Auto Group                                                    2,770               76
Universal Electronics*                                               2,241               30
Urban Outfitters*                                                    4,120              198
Vail Resorts*                                                        3,093               49
Value Line                                                             210               11
ValueVision International*                                           2,830               43
Vans*                                                                2,807               42
Vialta*                                                                133               --
Visteon                                                             21,802              209
Warnaco Group, Cl A*                                                 6,119              123
WCI Communities* (a)                                                 2,825               71
WESCO International*                                                 3,003               45
West Marine* (a)                                                     1,998               64
Weyco Group                                                            470               17
Whitehall Jewelers*                                                  1,711               16
William Lyon Homes*                                                    771               72
Wilsons The Leather Experts*                                         2,903  $             8
Winnebago Industries                                                 3,882              121
WMS Industries*                                                      3,697              115
Wolverine World Wide                                                 6,694              162
World Wrestling                                                      2,005               29
Yankee Candle* (a)                                                   4,862              134
Young Broadcasting, Cl A*                                            2,024               37
Zale*                                                                4,322              266
                                                                            ---------------
                                                                                     23,175
                                                                            ---------------
CONSUMER STAPLES - 2.8%
7-Eleven*                                                            3,857               59
Alico                                                                1,113               36
American Italian Pasta* (a)                                          2,504              100
Arden Group, Cl A                                                      236               18
BJ's Wholesale Club* (a)                                            11,564              294
Casey's General Stores                                               7,439              123
Central European Distributors* (a)                                     998               32
Central Garden & Pet*                                                2,366               85
Chattem*                                                             2,333               60
Chiquita Brands International*                                       5,775              120
Chronimed*                                                           1,943               15
Coca-Cola Bottling                                                     784               40
Corn Products International                                          6,031              241
Del Laboratories*                                                      654               22
Delta & Pine Land                                                    6,287              157
DIMON                                                                7,377               52
Duane Reade*                                                         3,593               61
Elizabeth Arden*                                                     2,519               53
Farmer Brothers                                                        125               45
Flowers Foods                                                        5,279              139
Great Atlantic & Pacific Tea*                                        2,388               18
Green Mountain Coffee*                                                 563               11
Hain Celestial Group*                                                3,743               83
Ingles Markets, Cl A                                                 2,564               27
Inter Parfums                                                          601               14
International Multifoods*                                            3,401               84
Interstate Bakeries                                                  7,516               85
J & J Snack Foods*                                                   1,394               63
John B. Sanfilippo & Son*                                              868               32
Lance                                                                4,148               68
Longs Drug Stores (a)                                                4,898               92
M & F Worldwide*                                                     1,655               23
Maui Land & Pineapple*                                                 432               15
Mondavi Robert, Cl A*                                                1,342               51
Nash-Finch                                                           1,865               44
National Beverage*                                                   1,740               17
Natures Sunshine Product                                             1,018               15
NBTY*                                                                8,576              319
Neighborcare*                                                        4,051               98
Nu Skin Enterprises (a)                                              4,633               93
Omega Protein*                                                         982                7
Pantry*                                                                960               19
Pathmark Stores*                                                     4,541               36
Peets Coffee & Tea*                                                  1,924               41
Pilgrims Pride                                                       3,522               79
Playtex Products*                                                    4,900               34
Ralcorp Holdings*                                                    4,852              148
Rayovac* (a)                                                         5,446              156
Revlon* (a)                                                          3,267                9

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Riviana Foods                                                          893  $            25
Ruddick                                                              5,479              111
Sanderson Farms                                                      1,272               47
Seaboard                                                                48               16
Smart & Final*                                                       2,015               23
Standard Commercial                                                  1,765               33
Star Scientific*                                                     4,547               19
Topps                                                                4,983               48
United Natural Foods*                                                3,217              155
Universal                                                            4,044              206
Usana Health Sciences*                                               1,478               34
Vector Group                                                         3,908               66
WD-40 Company                                                        2,496               87
Weis Markets                                                         1,751               59
Wild Oats Markets*                                                   4,159               49
                                                                            ---------------
                                                                                      4,511
                                                                            ---------------
ENERGY - 4.0%
Atwood Oceanics*                                                     1,201               43
Berry Petroleum, Cl A                                                2,655               72
Cabot Oil & Gas                                                      4,211              129
Cal Dive International* (a)                                          5,888              152
Carbo Ceramics                                                       1,729              109
Cimarex Energy*                                                      6,967              201
Clayton Williams Energy*                                               614               21
Comstock Resources*                                                  5,003               99
Denbury Resources*                                                   5,747               97
Dril-Quip*                                                             973               16
Encore Acquisition*                                                  2,067               57
Energy Partners*                                                     3,530               47
Evergreen Resources* (a)                                             6,542              225
Forest Oil* (a)                                                      7,420              187
Frontier Oil                                                         4,102               79
Global Industries*                                                  11,943               70
Grey Wolf*                                                          27,973              116
Gulf Island Fabrication                                              1,106               22
GulfMark Offshore*                                                   2,207               35
Hanover Compressor*                                                  8,633              104
Harvest Natural Resources*                                           5,916               86
Holly                                                                1,145               36
Horizon Offshore*                                                    4,177               13
Hydril*                                                              2,232               58
Input/Output* (a)                                                    7,398               57
KCS Energy*                                                          7,273               78
Lone Star Technologies*                                              4,224               75
Lufkin Industries                                                      968               30
Magnum Hunter Resources*                                            12,188              124
Magnum Hunter Resources Warrant*                                     1,160                1
Maritrans                                                            1,304               20
Matrix Service*                                                      2,624               36
Maverick Tube*                                                       6,966              164
McMoRan Exploration*                                                 1,974               29
Meridian Resource*                                                   6,910               42
Newpark Resources*                                                  11,388               59
NS Group*                                                            2,157               28
Nuevo Energy*                                                        2,897               94
Oceaneering International*                                           3,774              115
Offshore Logistics*                                                  3,052               70
Oil States International* (a)                                        4,251               57
Overseas Shipholding Group                                           2,565               94
Parker Drilling*                                                    14,555  $            61
Patina Oil & Gas                                                    10,014              263
Penn Virginia                                                        1,217               74
Petroleum Developement*                                              2,555               73
Petroleum Helicopters*                                                 571               14
Plains Exploration & Production*                                     7,293              136
Plains Resources*                                                    3,144               57
Prima Energy*                                                        1,495               52
Quicksilver Resources*                                               2,177               84
Range Resources                                                      8,783              107
Remington Oil & Gas*                                                 3,517               69
Resource America, Cl A                                               2,477               46
RPC                                                                  1,398               16
Seabulk International*                                               2,182               19
Seacor Smit*                                                         2,809              115
Southwestern Energy*                                                 5,940              143
Spinnaker Exploration*                                               4,099              147
St. Mary Land & Exploration                                          4,718              158
Stone Energy*                                                        3,772              187
Superior Energy Services*                                            8,067               81
Swift Energy*                                                        4,285               81
Tesoro Petroleum* (a)                                                9,697              182
Tetra Technologies*                                                  3,347               87
The Houston Exploration*                                             2,286              102
Tom Brown* (a)                                                       6,125              230
TransMontaigne*                                                      2,708               17
Unit*                                                                6,160              169
Universal Compression Holdings*                                      2,805               92
Veritas DGC*                                                         5,108              106
Vintage Petroleum                                                    8,211              120
W-H Energy Services*                                                 3,736               54
World Fuel Services                                                  1,467               54
                                                                            ---------------
                                                                                      6,443
                                                                            ---------------
FINANCIALS - 20.9%
1st Source                                                           2,068               51
21st Century Insurance Group                                         3,474               50
ABC Bancorp                                                          1,640               31
Acadia Realty Trust (REIT)                                           2,272               32
Accredited Home Lenders Holdings* (a)                                1,625               64
Advanta, Cl B                                                        3,158               52
Affiliated Managers Group* (a)                                       5,298              289
Alabama National                                                     1,548               86
Alexander's (REIT)*                                                    547               88
Alexandria Real Estate Equities                                      3,194              201
Alfa                                                                 5,026               68
Allegiant Bancorp*                                                   2,100               62
Allmerica Financial* (a)                                             8,845              306
AMCORE Financial                                                     3,971              118
American Home Mortgage Investment (REIT) (a)                         3,141               90
American Land Lease (REIT)                                             948               19
American Medical Security Group*                                     1,916               51
American Mortgage Acceptance (REIT)                                  1,260               23
American National Bankshares                                           767               19
American Physicians Capital*                                         1,353               28
American Realty Investors*                                             345                3
AmericanWest Bancorp*                                                1,608               32
Amerus Group, Cl A (a)                                               6,499              262
Amli Residential Properties Trust (REIT)                             2,679               76

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Anchor Bancorp                                                       3,488  $            89
Anthracite Capital (REIT) (a)                                        8,023              102
Anworth Mortgage Asset (REIT)                                        6,232               87
Argonaut Group*                                                      4,016               76
Arrow Financial                                                      1,406               42
Associated Estates Realty (REIT)                                     2,723               25
Avatar Holdings*                                                       850               32
Baldwin & Lyons, Cl B                                                1,190               35
BancFirst                                                              558               31
BancTrust Financial Group                                              947               17
Bank Mutual                                                          6,284               70
Bank of Granite                                                      2,219               46
Bank of the Ozarks                                                   1,634               45
BankAtlantic Bancorp                                                 6,986              118
Bankunited Financial*                                                4,788              142
Banner                                                               1,617               47
Bay View Capital*                                                    9,915               22
Bedford Property Investors (REIT)                                    2,011               61
Berkshire Hills Bancorp                                                904               32
Boston Private Financial Holdings                                    3,815              107
Boykin Lodging (REIT)                                                2,908               27
Brandywine Realty Trust (REIT)                                       3,707              113
Brookline Bancorp                                                    9,672              154
BRT Realty Trust (REIT)                                                582               14
Bryn Mawr Bank                                                       1,184               27
BSB Bancorp                                                          1,353               52
C & F Financial                                                        513               21
Camco Financial                                                      1,259               21
Camden National                                                      1,348               43
Capital Automotive (REIT) (a)                                        4,136              146
Capital City Bank Group                                              1,474               61
Capital Corporation of the West                                        772               30
Capitol Bancorp                                                      1,621               44
Capstead Mortgage (REIT) (a)                                         2,672               49
Cascade Bancorp                                                      2,108               48
Cash America International                                           4,673              108
Cathay General Bancorp                                               3,338              220
Cavalry Bancorp                                                        855               14
CB Bancshares                                                          723               51
CCBT Financial                                                       1,333               49
Center Bancorp                                                       1,265               20
Center Financial                                                     1,422               22
Central Coast Bancorp*                                               1,393               26
Central Pacific Financial                                            2,407               72
Century Bancorp, Cl A                                                  534               18
CFS Bancorp                                                          1,452               21
Charter Financial                                                      495               19
Charter Mutual                                                       6,917              171
Chemical Financial                                                   3,975              143
Chittenden                                                           5,253              173
Citizens* (a)                                                        4,797               36
Citizens Banking                                                     7,251              237
Citizens First Bancorp                                               1,384               33
Citizens South Banking                                               1,469               20
City Bank                                                            1,348               46
City Holdings                                                        2,790               96
Clark*                                                               2,615               44
CNA Surety*                                                          2,546               28
CNB Financial                                                          609               26
Coastal Bancorp                                                        722               30
Coastal Financial                                                    1,976  $            32
Cobiz                                                                2,497               51
Colonial Properties Trust (REIT)                                     2,934              120
Columbia Bancorp                                                       919               28
Columbia Bancorp - Oregon                                            1,121               18
Columbia Banking System                                              2,246               63
Commerce Group                                                       3,630              174
Commercial Bankshares                                                  715               19
Commercial Capital Bancorp*                                          1,821               42
Commercial Federal                                                   7,347              203
Commercial Net Lease Realty (REIT)                                   6,446              127
Community Bank - Northern Virginia                                     650               11
Community Bank System                                                1,910               88
Community Banks                                                      1,630               51
Community First Bankshares                                           5,707              183
Community Trust Bancorp                                              2,267               75
CompuCredit*                                                         2,212               47
Connecticut Bancshares                                               1,841               96
Consolidated Tomoka Land                                               873               32
Cornerstone Realty Income Trust (REIT)                               9,166               86
Corporate Office Properties Trust (REIT)                             4,879              122
Correctional Properties Trust (REIT)                                 1,624               50
Corus Bankshares                                                     2,306               93
Crawford & Company                                                   1,583                8
Credit Acceptance*                                                   2,010               38
Criimi Mae (REIT)*                                                   2,079               23
CVB Financial (a)                                                    6,085              126
Delphi Financial Group                                               4,041              170
Dime Community Bancshares                                            5,014              102
Donegal Group, Cl A                                                    520               10
East West Bancorp                                                    3,794              212
Eastern Virginia Bankshares                                            697               16
EastGroup Properties (REIT)                                          2,771               98
E-Loan* (a)                                                          7,508               23
EMC Insurance Group                                                    288                6
Enstar Group*                                                          512               24
Entertainment Properties Trust (REIT)                                3,374              138
Equity Inns (REIT)                                                   6,802               63
Equity One (REIT)                                                    4,568               88
ESB Financial                                                        1,318               18
eSPEED, Cl A*                                                        3,949               83
Essex Property Trust (REIT)                                          3,025              198
EverTrust Financial Group                                            1,032               19
Exchange National Bancshares                                           704               22
F.N.B. - North Carolina                                                749               16
F.N.B. - Virginia                                                      977               27
Farmers Capital Bank                                                 1,005               35
FBL Financial Group, Cl A                                            1,962               55
Federal Agricultural Mortgage, Cl C*                                 1,306               34
FelCor Lodging Trust (REIT)*                                         8,895               93
FFLC Bancorp                                                           633               17
Fidelity Bankshares                                                  2,218               81
Financial Federal*                                                   2,444               82
Financial Industries*                                                1,332               18
Financial Institutions                                               1,325               30
First Albany Companies                                               1,109               15
First Bancorp North Carolina                                         1,171               37
First Busey                                                          1,483               40
First Charter                                                        4,995              105
First Citizens Bancorp                                                 699               19

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
First Citizens Bancshares, Cl A                                      1,025  $           126
First Commonwealth Financial (a)                                     9,909              146
First Community Bancorp                                              2,075               78
First Community Bancshares                                           1,570               48
First Defiance Financial                                               770               21
First Federal Capital                                                2,857               61
First Financial                                                      2,278               67
First Financial - Kentucky                                             469               12
First Financial Bancorp                                              5,434              101
First Financial Bankshares                                           2,280               91
First Financial Holdings                                             2,127               64
First Indiana                                                        1,831               37
First Industrial Realty Trust (REIT) (a)                             6,154              243
First M & F                                                            491               17
First Merchants                                                      3,090               74
First Niagara Financial Group                                       13,207              180
First Oak Brook Bancshares                                           1,081               33
First of Long Island                                                   530               27
First Place Financial                                                1,874               34
First Republic Bank                                                  1,716               66
First Sentinel Bancorp                                               3,665               78
First South Bancorp                                                    485               19
First State Bancorporation                                           1,244               38
First United                                                         1,024               24
Firstbank Fractional Shares (c)                                     45,000               --
Firstbank - Michigan                                                   933               25
FirstFed American Bancorp                                            2,434               68
FirstFed Financial*                                                  2,823              130
Flag Financial                                                       1,008               13
Flagstar Bancorp                                                     4,904              126
FloridaFirst Bancorp                                                   820               22
Flushing Financial                                                   2,394               43
FMS Financial                                                          636               11
Foothill Independant Bancorp                                           836               18
Franklin Financial                                                     534               17
Fremont General (a)                                                 10,154              311
Frontier Financial                                                   2,579               89
G B & T Bancshares                                                     942               27
GA Financial                                                           703               25
Gabelli Asset Management                                             1,093               44
Gables Residential Trust (REIT)                                      4,629              168
GATX                                                                 6,957              154
German American                                                      1,487               25
Getty Realty (REIT)                                                  2,979               79
Glacier Bancorp                                                      2,999               97
Gladstone Capital                                                    1,372               31
Glenborough Realty Trust (REIT)                                      2,904               65
Glimcher Realty Trust (REIT)                                         5,162              140
Gold Banc                                                            7,096              116
Great American Financial Resources                                   1,128               18
Great Lakes (REIT)                                                   2,201               34
Great Southern Bancorp                                                 893               44
Greater Bay Bancorp (a)                                              8,718              255
Greater Community Bancorp                                              869               14
Greene County Bancshares                                               906               20
Hancock Holding                                                      4,488              139
Hanmi Financial                                                      1,470               39
Harbor Florida Bancshares                                            3,514              102
Harleysville Group                                                   5,058               94
Harleysville National                                                3,990  $           111
Hawthorne Financial*                                                 2,020               89
Health Care (REIT)                                                   8,264              336
Heartland Financial USA                                              1,470               27
Heritage Commerce*                                                   1,782               23
Heritage Financial                                                     844               18
Heritage Property Investment Trust (REIT)                            2,784               87
Highwoods Properties (REIT) (a)                                      8,392              220
Hilb, Rogal & Hamilton (a)                                           5,302              202
Home Properties of New York (REIT) (a)                               4,676              191
Horace Mann Educators                                                6,527              103
Horizon Financial                                                    1,790               33
Hudson River                                                         5,096              105
Humboldt Bancorp                                                     1,974               39
IBERIABANK                                                           1,130               67
IBT Bancorp                                                            436               21
IMPAC Mortgage Holdings (REIT)                                      10,197              277
Independence Holdings                                                  515               16
Independent Bank                                                     1,967               60
Independent Bank - Michigan                                          3,327               93
Infinity Property & Casualty                                         2,079               65
Innkeepers USA Trust (REIT)                                          6,271               57
Integra Bank                                                         2,572               62
Interchange Financial Services                                       1,876               46
Investment Technology Group* (a)                                     7,925              121
Investors Real Estate Trust (REIT)                                   6,026               59
Irwin Financial                                                      2,615               71
ITLA Capital*                                                          788               39
Jones Lang LaSalle*                                                  5,212              134
Kansas City Life Insurance                                             578               25
Keystone Property Trust (REIT)                                       3,670               89
Kilroy Realty (REIT)                                                 4,331              154
Knight Trading Group*                                               12,181              154
Koger Equity (REIT)                                                  3,160               74
Kramont Realty Trust (REIT)                                          3,569               67
L N B Bancorp                                                          730               15
Lakeland Bancorp                                                     2,022               33
Lakeland Financial                                                     862               29
LandAmerica Financial Group                                          2,908              132
Lasalle Hotel Properties (REIT)                                      4,268              101
Levitt*                                                              1,959               48
Lexington Corporate Properties Trust (REIT)                          5,249              114
Local Financial*                                                     3,033               66
LSB Bancshares                                                       1,429               25
LTC Properties (REIT)                                                2,108               38
Macatawa Bank                                                        1,403               39
MAF Bancorp                                                          4,493              195
Main Street Banks                                                    2,191               60
MainSource Financial Group                                           1,051               38
Manufactured Home Communities (REIT) (a)                             2,296               81
MASSBANK                                                               623               25
MB Financial                                                         2,887              113
MBT Financial                                                        2,688               46
MCG Capital                                                          4,571               92
Medallion Financial                                                  2,336               20
Mercantile Bank                                                        982               35
Merchants Bancshares                                                   630               18
MeriStar Hospitality (REIT)* (a)                                     9,581               67
Metris* (a)                                                          4,760               38

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
MFA Mortgage Investments (REIT) (a)                                  9,928  $           100
Mid-America Apartment Communities (REIT)                             2,663               99
Midland                                                              1,152               29
Mid-State Bancshares                                                 3,942               93
Midwest Banc Holdings                                                1,709               40
Mission West Properties (REIT)                                       3,298               44
MutualFirst Financial                                                  739               18
Nara Bancorp                                                         1,569               46
NASB Financial                                                         540               21
National Bankshares - Virginia                                         588               30
National Health Investors (REIT)                                     3,721              115
National Health Realty (REIT)                                          970               18
National Penn Bancshares                                             3,654              115
National Western Life Insurance, Cl A*                                 351               52
Nationwide Health Properties (REIT)                                 10,199              227
Navigators Group*                                                      972               28
NBC Capital                                                          1,119               29
NBT Bancorp                                                          5,445              123
NetB@nk                                                              8,411              103
New Century Financial (a)                                            4,740              230
Newcastle Investment (REIT) (a)                                      4,579              154
Newtek Business Services*                                            1,217                6
Northern States Financial                                              490               13
Northwest Bancorp                                                    1,609               41
Novastar Financial (REIT) (a)                                        3,612              238
NYMAGIC                                                                840               21
Oak Hill Financial                                                     549               18
Oceanfirst Financial                                                   943               24
Ocwen Financial*                                                     6,560               63
Ohio Casualty*                                                       9,302              186
Old Point Financial                                                    349               10
Old Second Bancorp                                                   1,113               57
Omega Financial                                                      1,365               50
OMEGA Healthcare Investors (REIT)                                    2,966               32
Oneida Financial                                                       346                5
Oriental Financial Group                                             2,269               72
Orleans Homebuilders*                                                  516               12
PAB Bankshares                                                       1,093               14
Pacific Capital Bancorp                                              5,772              229
Pacific Union Bank                                                     760               22
Parkvale Financial                                                     660               19
Parkway Properties (REIT)                                            1,531               72
Partners Trust Financial Group                                       1,072               37
Patriot Bank - Pennsylvania                                          1,062               31
Peapack-Gladstone Financial                                          1,130               38
Penn-America Group                                                   1,362               20
PennFed Financial Services                                             691               24
PennRock Financial Services                                          1,283               37
Penns Woods Bancorp                                                    555               25
Pennsylvania (REIT)                                                  4,625              174
Peoples Bancorp                                                      1,791               50
Peoples Holding Company                                              1,407               47
PFF Bancorp                                                          2,030               77
Philadelphia Consolidated Holdings*                                  2,867              166
Phoenix Companies (a)                                               15,797              212
PMA Capital (a)                                                      3,169               19
Post Properties (REIT)                                               4,898              141
Prentiss Properties Trust (REIT)                                     5,559              205
Presidential Life                                                    3,463               52
Price Legacy (REIT)*                                                 1,774               30
PrivateBancorp                                                       1,276  $            66
Proassurance*                                                        4,188              147
Prosperity Bancshares                                                2,036               48
Provident Bancorp                                                    2,331               28
Provident Bankshares                                                 3,856              121
Provident Financial Holdings                                           832               22
Provident Financial Services                                         7,956              149
PS Business Parks (REIT)                                             1,979               92
Quaker City Bancorp                                                    874               48
R&G Financial                                                        4,611              159
RAIT Investment Trust (REIT)                                         3,667              108
Ramco-Gershenson Properties Trust (REIT)                             1,666               47
Reckson Associates Realty (REIT)                                     8,417              237
Redwood Trust (REIT)                                                 2,372              147
Republic Bancorp                                                    10,208              144
Republic Bancorp, Cl A                                               1,360               26
Republic Bancshares                                                  1,445               43
Resources Bankshares                                                   697               23
Rewards Network*                                                     3,764               38
Riggs National                                                       2,508               43
RLI                                                                  3,003              116
Royal Bancshares of Pennsylvania, Cl A                                 683               17
S Y Bancorp                                                          1,766               40
S&T Bancorp                                                          4,362              131
Safety Insurance Group                                               1,559               30
Sanders Morris Harris Group                                          1,540               18
Sandy Spring Bancorp                                                 2,432               88
Santander Bancorp                                                      816               22
Saul Centers (REIT)                                                  2,841               87
Saxon Capital*                                                       5,100              145
SCBT Financial                                                       1,289               41
Seacoast Banking                                                     1,912               40
Seacoast Financial Services                                          4,445              149
Second Bancorp                                                       1,280               41
Security Bank                                                          628               19
Selective Insurance Group                                            4,487              157
Senior Housing Properties Trust (REIT) (a)                           7,126              139
Shore Bancshares                                                       905               30
Sierra Bancorp                                                         814               12
Silicon Valley Bancshares*                                           4,905              159
Simmons First National, Cl A                                         2,379               66
Sizeler Property Investors (REIT)                                    1,810               21
SL Green Realty (a)                                                  5,290              252
Sound Federal Bancorp                                                2,087               31
South Financial Group (a)                                            8,721              258
Southern Financial Bancorp                                           1,006               45
Southern Financial Bancorp Fractional Shares (c)                    30,000               --
Southside Bancshares                                                 1,421               26
Southwest Bancorp - Oklahoma                                         1,784               31
Southwest Bancorp of Texas                                           4,744              179
Sovran Self Storage (REIT)                                           2,151               90
State Auto Financial                                                 1,998               52
State Bancorp                                                        1,553               37
State Financial Services, Cl A                                         802               23
Staten Island Bancorp                                                8,902              221
Sterling Bancorp                                                     2,177               63
Sterling Bancshares (a)                                              6,654               89
Sterling Financial                                                   3,547               91
Sterling Financial - Washington*                                     3,322              123
Stewart Information Services                                         3,130              123

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Suffolk Bancorp                                                      1,856  $            64
Summit Bancshares                                                      880               26
Summit Properties (REIT)                                             3,545               85
Sun Bancorp                                                            908               18
Sun Bancorp - New Jersey*                                            1,103               28
Sun Communities (REIT) (a)                                           2,308               99
Susquehanna Bancshares                                               6,660              171
SWS Group                                                            2,191               39
Tanger Factory Outlet Centers (REIT)                                 1,490               68
Tarragon Realty Investors*                                           1,246               18
Taubman Centers (REIT)                                               7,377              186
Taylor Capital Group                                                   636               15
Tejon Ranch*                                                         1,677               62
Texas Regional Bancshares, Cl A                                      3,855              164
The Trust Company of New Jersey                                      3,042              126
TierOne                                                              3,791               89
Tompkins Trustco                                                     1,362               62
Town & Country Trust (REIT)                                          2,600               71
Trammell Crow*                                                       5,154               72
Transcontinental Realty Investors (REIT)*                            1,258               18
Triad Guaranty*                                                      1,199               63
TriCo Bancshares                                                       820               31
TrustCo Bank Corporation of New York                                11,687              157
U.S. Restaurant Properties (REIT)                                    3,772               71
UCBH Holdings (a)                                                    6,967              279
UICI*                                                                6,273               93
UMB Financial                                                        2,569              130
Umpqua Holdings (a)                                                  4,691               95
Union Bankshares                                                     1,278               41
United Community Banks                                               3,031              108
United Community Financial                                           4,993               65
United Fire & Casualty                                               1,104               47
United Mobile Homes (REIT)                                             870               14
United Panam Financial*                                                624               10
United Security Bancshares                                           1,080               29
United Security Bancshares - California                                518               13
Universal American Financial*                                        4,033               48
Universal Health Realty Income Trust (REIT)                          1,718               58
Unizan Financial                                                     3,548               88
Urstadt Biddle Properties, Cl A (REIT)                               3,314               55
USB Holding                                                          2,016               49
USI Holdings*                                                        3,439               51
Ventas (REIT)                                                       12,448              342
Virginia Commerce Bancorp*                                             765               23
Virginia Financial Group                                             1,199               42
W Holding                                                           11,653              218
Warwick Community Bancorp                                              440               15
Washington Real Estate Investment Trust (REIT)                       6,107              198
Washington Trust Bancorp                                             2,193               58
Wayne Bancorp                                                          993               23
Waypoint Financial                                                   5,125              137
Wesbanco                                                             3,016               92
West Bancorporation                                                  2,697               46
West Coast Bancorp                                                   2,557               58
Westcorp                                                             2,510              111
Western Sierra Bancorp*                                                648               28
Westfield Financial                                                    750               18
WFS Financial*                                                       2,036               88
Willow Grove Bancorp                                                 1,663               30
Winston Hotels (REIT) (a)                                            3,380  $            36
Wintrust Financial                                                   3,135              152
World Acceptance*                                                    2,414               47
WSFS Financial                                                       1,301               65
Yadkin Valley Bank & Trust                                           1,314               22
Yardville National Bancorp                                           1,454               36
Zenith National Insurance (a)                                        1,324               52
                                                                            ---------------
                                                                                     33,345
                                                                            ---------------
HEALTH CARE - 13.2%
1-800 Contacts*                                                        848               15
AAI Pharma* (a)                                                      2,267               15
Abgenix* (a)                                                        14,687              195
Able Laboratories*                                                   2,627               51
Accredo Health*                                                      8,019              306
Aclara Biosciences*                                                  4,072               16
Adolor*                                                              6,261               94
Advanced Medical Optics*                                             4,865              119
Advanced Neuromodulation Systems*                                    3,049              110
Advisory Board* (a)                                                  1,598               58
Aksys* (a)                                                           4,624               30
ALARIS Medical*                                                      2,923               55
Albany Molecular Research*                                           5,455               87
Alderwoods Group*                                                    6,231               65
Alexion Pharmaceuticals*                                             3,292               78
Align Technology*                                                    7,337              139
Alkermes*                                                           10,788              173
Alliance Imaging*                                                    3,224               13
Alpharma, Cl A                                                       6,073              119
Alteon*                                                              6,369               11
American Healthways* (a)                                             4,312              105
American Medical Systems* (a)                                        3,453               92
AMERIGROUP* (a)                                                      4,015              183
AMN Healthcare Services* (a)                                         2,215               41
Amsurg, Cl A*                                                        4,438              101
Analogic                                                             1,139               52
Antigenetics* (a)                                                    3,306               35
Aphton* (a)                                                          4,168               20
Applera*                                                            12,089              175
Arena Pharmaceuticals* (a)                                           3,116               20
Ariad Pharmaceuticals*                                               6,844               65
Arrow International (a)                                              3,876              116
Arthrocare*                                                          2,977               69
Aspect Medical Systems*                                              1,557               23
AtheroGenics*                                                        6,120              140
Atrix Laboratories*                                                  3,447               88
Avant Immunotherapeutics*                                           10,862               27
AVI BioPharma*                                                       3,471               11
Bentley Pharmaceuticals*                                             2,155               26
Beverly Enterprises* (a)                                            15,564              100
Biolase Technology* (a)                                              3,163               55
BioMarin Pharmaceutical*                                            10,644               80
Biopure* (a)                                                         5,587                9
Biosite* (a)                                                         1,638               52
Bioveris*                                                            3,014               36
Bone Care International*                                             1,377               28
Bradley Pharmaceuticals* (a)                                         1,889               48
Bruker Biosciences*                                                  3,420               17
Candela*                                                             2,588               35
Cantel Medical*                                                      1,141               20

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Cardiac Science*                                                     8,639  $            38
CardioDynamics International*                                        5,571               35
Cell Genesys*                                                        5,767               69
Cell Therapeutics* (a)                                               5,236               44
Centene*                                                             2,931               90
Cepheid*                                                             5,875               55
Cerner* (a)                                                          4,749              215
Cerus*                                                               2,293                8
Cholestech*                                                          2,284               20
CIMA Labs*                                                           2,401               75
Ciphergen Biosystems*                                                3,794               32
Closure Medical*                                                     1,119               31
Collagenex Pharmaceuticals*                                          1,292               17
Columbia Laboratories*                                               5,517               27
Computer Programs & Systems                                          1,039               20
Conceptus* (a)                                                       2,902               35
CONMED*                                                              4,836              143
Connetics* (a)                                                       4,690              104
Cooper (a)                                                           5,192              280
Corixa* (a)                                                          7,593               49
Corvel*                                                              1,026               37
Covance* (a)                                                        10,315              355
Cross Country Healthcare*                                            3,203               53
Cryolife* (a)                                                        2,740               16
CTI Molecular Imaging* (a)                                           4,064               59
Cubist Pharmaceuticals*                                              6,523               60
CuraGen*                                                             7,184               45
Curative Health Services*                                            1,704               23
CV Therapeutics* (a)                                                 4,749               72
Cyberonics*                                                          3,339               80
Cytyc* (a)                                                          18,785              418
D & K Healthcare Resources                                           2,109               22
Dade Behring Holdings*                                               6,684              297
Datascope                                                            1,766               62
Decode Genetics*                                                     7,650               81
Dendreon*                                                            2,323               31
Dendrite International*                                              4,984               80
Diagnostic Products                                                  3,048              132
Digene*                                                              2,112               73
Discovery Laboratories*                                              5,949               73
Diversa*                                                             3,257               29
DJ Orthopedics*                                                      1,042               27
Dov Pharmaceutical*                                                  1,966               31
Durect* (a)                                                          4,584               16
Dynacq Healthcare* (a)                                                 965                5
Eclipsys*                                                            5,751               78
Encysive Pharmaceuticals*                                            8,526               88
Enzo Biochem*                                                        3,717               63
Enzon*                                                               7,297              113
EPIX Medical*                                                        2,747               57
eResearch Technology* (a)                                            4,509              126
Exact Sciences*                                                      2,455               19
Exactech*                                                              995               18
Exelixis*                                                            8,869               76
First Horizon Pharmaceutical* (a)                                    3,400               54
Gene Logic*                                                          5,212               26
Genencor International*                                              1,369               18
Genesis Healthcare*                                                  2,025               49
Gen-Probe* (a)                                                       7,996              267
Genta* (a)                                                           7,878               83
Gentiva Health Services*                                             4,113  $            64
Geron*                                                               6,524               61
GTC Biotherapeutics*                                                 3,696                8
Guilford Pharmaceuticals* (a)                                        3,801               27
Haemonetics*                                                         2,681               84
Hanger Orthopedic Group*                                             3,475               63
HealthExtras* (a)                                                    2,589               30
Hi-Tech Pharmaceutical*                                                830               16
Hollis-Eden Pharmaceuticals*                                         1,649               16
Hologic*                                                             3,303               67
Hooper Holmes                                                       10,523               66
ICU Medical* (a)                                                     1,771               54
IDX Systems*                                                         2,893              100
ILEX Oncology*                                                       6,390              153
Immucor*                                                             3,217               58
ImmunoGen*                                                           6,817               46
Immunomedics*                                                        6,996               28
IMPAC Medical Systems*                                               1,037               23
Impax Laboratories*                                                  4,905              110
INAMED* (a)                                                          4,480              239
Incyte*                                                             12,035              100
Indevus Pharmaceuticals*                                             6,302               38
Inspire Pharmaceuticals*                                             4,709               61
Integra LifeSciences*                                                2,988               91
InterMune*                                                           4,197               82
Interpore International*                                             2,918               42
Intuitive Surgical*                                                  4,623               79
Invacare                                                             4,399              199
Inveresk Research Group*                                             4,974              141
Inverness Medical Innovations*                                       1,800               33
Isis Pharmaceuticals*                                                7,366               57
Kensey Nash*                                                         1,288               32
Kindred Healthcare* (a)                                              1,978               99
Kos Pharmaceuticals*                                                 2,242               91
Kosan Biosciences*                                                   2,960               31
K-V Pharmaceutical, Cl A*                                            5,427              133
Kyphon*                                                              3,010               72
La Jolla Pharmaceutical*                                             8,533               24
LabOne*                                                              1,248               38
Lannet*                                                                876               15
Laserscope* (a)                                                      2,191               43
Lexicon Genetics*                                                    6,278               39
Lifeline Systems*                                                    1,582               30
Lifepoint Hospitals*                                                 6,289              203
Ligand Pharmaceuticals*                                              9,543              192
Luminex*                                                             3,525               32
Martek Bioscience* (a)                                               3,953              225
Matria Healthcare*                                                   1,500               38
Matthews International, Cl A                                         4,783              159
Maxygen*                                                             4,375               42
Medarex* (a)                                                        12,374              111
Medical Action Industries*                                           1,297               27
Medical Staffing Network Holdings*                                   1,827               14
Medicines* (a)                                                       6,994              225
Mentor                                                               6,382              192
Meridian Bioscience                                                  1,645               17
Merit Medical Systems*                                               3,700               80
MGI Pharma*                                                          5,667              347
Micro Therapeutics*                                                  1,581                7
MIM*                                                                 3,704               28

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Mine Safety Appliances                                               2,976  $            84
Molecular Devices*                                                   2,310               44
Myriad Genetics*                                                     4,853               79
NABI Biopharmaceuticals*                                             9,281              144
National Healthcare*                                                 1,033               27
NDCHealth                                                            5,848              159
Nektar Therapeutics*                                                 7,868              170
NeoPharm* (a)                                                        2,192               41
Neose Technologies*                                                  2,333               22
Noven Pharmaceuticals* (a)                                           3,398               73
Novoste*                                                             2,739                9
NPS Pharmaceuticals*                                                 4,932              141
Nuvelo*                                                              2,689               34
Ocular Sciences*                                                     3,118               91
Odyssey Healthcare*                                                  5,365              101
Omnicell*                                                            2,429               48
Onyx Pharmaceuticals*                                                5,687              230
Option Care*                                                         2,100               24
Orasure Technologies*                                                6,494               67
Orthodontic Centers of America* (a)                                  8,436               67
OrthoLogic*                                                          5,518               43
OSI Pharmaceuticals* (a)                                             6,502              250
Osteotech*                                                           2,566               17
Owens & Minor                                                        5,238              133
Pain Therapeutics*                                                   3,867               27
Palatin Technologies*                                                8,737               36
PAREXEL International*                                               4,301               77
PDI*                                                                 1,160               29
Pediatrix Medical Group*                                             3,897              246
Penwest Pharmaceuticals*                                             2,703               39
Peregrine Pharmaceuticals* (a)                                      19,842               49
Perrigo                                                              9,583              192
Per-Se Technologies*                                                 4,443               50
Pharmacopeia*                                                        3,978               80
PolyMedica (a)                                                       3,026               81
Possis Medical*                                                      2,619               74
POZEN*                                                               3,792               52
Praecis Pharmaceuticals*                                             7,525               44
Priority Healthcare, Cl B*                                           5,798              123
Progenics Pharmaceutical*                                            1,715               33
Province Healthcare*                                                 7,692              122
PSS World Medical*                                                  11,391              127
Quidel*                                                              4,552               30
Regeneration Technologies*                                           3,823               43
Regeneron Pharmaceutical*                                            5,750               78
RehabCare Group*                                                     2,595               52
Repligen*                                                            5,014               15
Retractable Technologies*                                              959                6
Salix Pharmaceuticals*                                               2,997               87
Savient Pharmaceuticals*                                            10,498               40
SciClone Pharmaceuticals*                                            7,428               40
Seattle Genetics*                                                    6,317               53
Select Medical                                                       7,740              129
Serologicals* (a)                                                    3,800               78
SFBC International*                                                    936               28
Sierra Health Services*                                              3,906              142
Sirna Therapeutics*                                                  1,701                7
Sola International*                                                  3,948               92
Sonosite*                                                            2,386               51
Specialty Laboratories*                                              1,091               12
Staar Surgical*                                                      3,073  $            28
Stewart Enterprises, Cl A*                                          17,384              126
Sunrise Senior Living* (a)                                           2,720               98
SuperGen* (a)                                                        5,300               68
SuriModics* (a)                                                      2,347               47
Sybron Dental Specialties*                                           6,409              175
Synovis Life Technologies*                                           1,666               24
Tanox*                                                               4,002               60
Techne*                                                              6,843              279
Telik*                                                               6,348              170
Theragenics*                                                         5,026               27
Therasense*                                                          4,039              109
Third Wave Technologies*                                             3,935               18
Thoratec* (a)                                                        8,004              100
Transkaryotic Therapies*                                             4,918               84
Trimeris*                                                            2,284               34
TriPath Imaging*                                                     3,704               34
TriZetto Group*                                                      5,182               40
Tularik*                                                             8,117              199
U.S. Oncology*                                                      10,701              158
U.S. Physical Therapy*                                               1,994               28
United Surgical Partners* (a)                                        2,892               98
United Therapeutics*                                                 2,924               70
VCA Antech*                                                          5,301              189
Ventana Medical Systems*                                             2,063               85
Vertex Pharmaceuticals* (a)                                         12,875              121
Viasys Healthcare*                                                   4,978              113
Vicuron Pharmaceuticals*                                             7,752              176
VistaCare, Cl A*                                                     1,932               52
VISX*                                                                6,375              124
Vital Images*                                                        1,496               15
Vital Signs                                                            971               33
Vitalworks*                                                          6,277               24
Vivus*                                                               6,324               38
West Pharmaceutical Services                                         1,751               65
Wilson Greatbatch Technologies* (a)                                  3,339              121
Wright Medical Group*                                                2,641               81
Young Innovations                                                      680               24
Zoll Medical*                                                        1,429               57
Zymogenetics*                                                        2,417               37
                                                                            ---------------
                                                                                     21,130
                                                                            ---------------
INDUSTRIALS - 13.5%
A. S. V.*                                                            1,062               32
A.O. Smith                                                           2,764               80
AAON*                                                                1,529               30
AAR*                                                                 5,277               65
ABM Industries                                                       6,257              112
Aceto                                                                2,242               35
Actuant, Cl A* (a)                                                   3,544              139
Acuity Brands                                                        6,916              165
Administaff*                                                         3,287               57
Airtran Holdings* (a)                                               12,650              150
Alamo Group                                                            850               15
Alaska Air Group*                                                    3,715               92
Albany International, Cl A                                           4,367              117
Alexander & Baldwin                                                  6,889              228
Ambassadors International                                              822               11
America West Holdings, Cl B* (a)                                     4,958               47
American Woodmark                                                      922               61

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Ampco-Pittsburgh                                                       730  $             9
AMR* (a)                                                            25,987              331
Angelica                                                             1,309               30
Apogee Enterprises                                                   3,492               43
Applied Industrial Technology                                        2,857               65
Applied Signal Technology                                            1,306               36
Arbitron*                                                            5,000              201
Arkansas Best                                                        3,616               97
Armor Holdings* (a)                                                  3,413              113
Artesyn Technologies* (a)                                            5,306               51
Astec Industries*                                                    2,361               38
Atlantic Coast Airline Holdings*                                     6,980               51
Aviall*                                                              5,215               79
Baldor Electric                                                      4,917              113
Banta                                                                3,952              183
Barnes Group                                                         2,054               57
Belden                                                               3,735               71
BHA Group Holdings                                                     657               20
Bowne & Company                                                      5,572               95
Brady, Cl A                                                          2,975              113
Briggs & Stratton                                                    3,592              242
Bright Horizons Family Solutions*                                    1,975               93
Brinks                                                               9,014              249
C&D Technologies                                                     3,426               57
Cascade                                                              1,786               36
Casella Waste Systems*                                               1,879               27
CDI                                                                  2,047               66
Central Parking                                                      3,039               61
Century Business Services*                                          12,561               62
Ceradyne*                                                            1,389               50
Charles River Associates*                                            1,229               40
Circor International                                                 1,984               45
CLARCOR                                                              4,187              185
Clean Harbors*                                                       1,188                9
Coinstar*                                                            3,638               58
Consolidated Graphics*                                               1,867               72
Continental Airlines, Cl B*                                         11,011              138
Copart*                                                             11,412              248
Cornell Companies*                                                   2,072               24
Corrections Corporation of America*                                  5,871              209
CoStar Group*                                                        2,226               82
Covenant Transport, Cl A*                                            1,233               22
CPI                                                                  1,275               24
Cubic                                                                2,600               68
CUNO*                                                                2,406              108
Curtiss-Wright                                                       2,686              126
Darling International*                                               9,380               32
Dollar Thrifty Automotive*                                           3,815               96
DRS Technologies*                                                    4,094              115
Ducommun*                                                            1,035               24
Duratek*                                                             1,020               16
Dycom Industries*                                                    8,033              213
EDO                                                                  2,601               63
EGL* (a)                                                             5,449               98
Electro Rent*                                                        2,755               28
ElkCorp                                                              3,282               89
Emcor Group* (a)                                                     2,198               81
Encore Wire*                                                         1,743               65
Energy Conversion Devices*                                           2,739               27
Engineered Support Systems                                           2,904              142
Ennis Business Forms                                                 2,561  $            43
ENPRO Industries*                                                    3,426               65
ESCO Technologies*                                                   2,011               93
Esterline Technologies*                                              3,398               84
ExpressJet Holdings*                                                 5,046               63
Exult* (a)                                                           5,603               35
Fairchild, Cl A*                                                     1,816                9
Federal Signal                                                       8,056              160
First Consulting Group*                                              3,194               20
Florida East Coast Industries, Cl A                                  2,169               78
Flowserve*                                                           7,870              165
Forward Air*                                                         1,826               60
Franklin Electric                                                    1,151               73
Frontier Airlines*                                                   5,829               61
FTI Consulting* (a)                                                  6,915              115
FuelCell Energy*                                                     6,840               93
G & K Services, Cl A                                                 2,851              106
Gardner Denver*                                                      2,668               72
GenCorp                                                              5,178               56
General Binding*                                                       951               16
General Cable*                                                       5,569               41
Genesee & Wyoming, Cl A*                                             3,066               76
Genlyte Group*                                                       1,951              109
Geo Group*                                                           1,572               36
Gerber Scientific*                                                   3,508               24
GEVITY HR                                                            2,092               61
Global Power Equipment*                                              3,965               33
Gorman-Rupp                                                          1,233               32
Granite Construction                                                 5,475              130
Greenbrier Companies*                                                  757               13
Griffon* (a)                                                         4,749              103
Gundle Environmental Systems*                                          950               18
Healthcare Services Group                                            2,350               39
Heartland Express (a)                                                5,078              116
HEICO                                                                2,202               35
Heidrick & Struggles International*                                  2,730               65
Herley Industries*                                                   1,820               34
Hexcel*                                                              3,664               27
Hudson Highland Group*                                               1,245               35
Hughes Supply                                                        4,510              236
ICT Group*                                                             885               12
IDEX (a)                                                             4,479              195
II-VI*                                                               1,839               45
Imagistics International*                                            2,601              115
Insurance Auto Auctions*                                             1,415               21
Integrated Electrical Services*                                      5,224               59
Intermagnetics General*                                              2,734               72
Invision Technologies*                                               2,882              143
Ionics* (a)                                                          2,889               82
Jacuzzi Brands*                                                     12,509              117
JLG Industries                                                       7,220              103
John H. Harland (a)                                                  4,665              145
Joy Global (a)                                                       7,504              211
Kadant*                                                              1,973               41
Kaman                                                                3,432               51
Kansas City Southern Industries*                                     9,950              138
Kaydon                                                               4,153              114
Kelly Services, Cl A                                                 2,806               83
Kennametal                                                           5,580              230
Kirby*                                                               3,090              104

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Knight Transportation*                                               4,008  $            96
Korn Ferry International*                                            5,266               84
Kroll* (a)                                                           6,050              162
KVH Industries* (a)                                                  2,054               30
Labor Ready*                                                         6,682               90
Landstar*                                                            4,600              188
Lawson Products                                                        810               26
Learning Tree International*                                         1,455               23
Lennox International (a)                                             7,356              136
Lincoln Electric Holdings                                            5,404              152
Lindsay Manufacturing                                                1,965               47
LSI Industries                                                       3,002               37
Lydall*                                                              2,460               25
Mail-Well*                                                           7,791               35
Mair Holdings*                                                       1,294               12
Manitowoc                                                            4,664              138
MasTec*                                                              3,307               31
McGrath Rentcorp                                                     1,279               39
Medis Technologies* (a)                                              1,977               26
MemberWorks*                                                         1,242               43
Mercury Computer Systems* (a)                                        3,551               91
Mesa Air Group* (a)                                                  4,422               37
Milacron*                                                            5,660               20
Mobile Mini*                                                         2,220               38
Moog, Cl A*                                                          4,255              145
MTC Technologies*                                                      964               24
Mueller Industries                                                   5,681              193
Nacco Industries, Cl A                                                 735               61
Navigant Consulting* (a)                                             7,018              142
NCI Building Systems*                                                3,005               71
NCO Group*                                                           2,987               70
New England Business Service                                         1,697               57
Nordson                                                              4,291              161
Northwest Airlines* (a)                                             10,204              103
Old Dominion Freight Lines*                                          1,867               63
Orbital Sciences*                                                    7,724               97
Oshkosh Truck                                                        5,026              280
P A M Transportation Services*                                         896               16
Pacer International*                                                 3,740               82
Penn Engineering & Manufacturing (a)                                 1,713               29
Perini*                                                              2,726               43
Pico Holdings*                                                       1,016               17
Plug Power*                                                          3,907               30
Portfolio Recovery Associates*                                       2,053               55
Powell Industries*                                                   1,047               19
Power-One*                                                          10,620              117
Prepaid Legal Services* (a)                                          2,634               64
PRG-Schultz International*                                           6,560               29
Princeton Review*                                                    2,595               22
Quanta Services*                                                    12,281               87
Quixote                                                              1,147               24
RailAmerica*                                                         4,967               60
Raven Industries                                                     1,104               34
Regal Beloit                                                         3,943               79
Reliance Steel & Aluminum                                            4,026              142
Resources Connection* (a)                                            3,216              142
Robbins & Myers                                                      1,761               38
Rollins                                                              3,197               82
Roper Industries (a)                                                 4,594              222
Roto Rooter                                                          1,647  $            83
Schawk                                                               1,261               17
School Specialty* (a)                                                2,657               95
SCS Transportation*                                                  2,291               50
Sequa, Cl A*                                                           556               27
Shaw Group* (a)                                                      9,702              105
Simpson Manufacturing                                                2,409              118
SkyWest                                                              9,479              182
Sotheby's Holdings, Cl A* (a)                                        7,482               96
SOURCECORP*                                                          2,552               68
Spherion*                                                            9,896              101
Standard Register                                                    1,783               29
Standex International                                                1,839               50
Stewart & Stevenson Services                                         4,715               69
Strayer Education (a)                                                1,787              209
Sylvan Learning Systems* (a)                                         5,857              206
Tecumseh Products, Cl A                                              2,708              114
Teledyne Technologies*                                               5,470              102
Teletech Holdings*                                                   5,819               36
Tennant                                                              1,283               51
Terex* (a)                                                           7,261              268
Tetra Technologies* (a)                                              8,362              179
Thomas & Betts*                                                      7,092              155
Thomas Industries                                                    1,443               45
Toro                                                                 4,104              254
TRC*                                                                 1,748               33
Tredegar                                                             5,129               75
Trex*                                                                1,248               43
Trinity Industries (a)                                               5,515              153
Triumph Group*                                                       2,332               77
U.S. Xpress Enterprises*                                               934               13
United Capital*                                                        484               11
United Industrial                                                    1,444               27
United Rentals* (a)                                                  8,906              158
United Stationers*                                                   5,126              216
Universal Forest Products (a)                                        2,606               80
URS*                                                                 2,658               76
USF                                                                  4,538              155
USG*                                                                 6,136              107
Valence Technology* (a)                                              8,313               37
Valmont Industries                                                   2,458               49
Vicor*                                                               3,222               40
Volt Information Sciences*                                           1,272               31
Wabash National* (a)                                                 4,225              100
Wabtec                                                               5,246               75
Walter Industries                                                    4,820               58
Washington Group International*                                      4,193              154
Waste Connections* (a)                                               4,154              165
Watsco                                                               3,059               89
Watson Wyatt & Company Holdings*                                     5,528              140
Watts Water Technologies, Cl A                                       1,625               38
Woodward Governor                                                    1,489               95
Yellow Roadway* (a)                                                  6,645              224
York International                                                   6,654              262
                                                                            ---------------
                                                                                     21,529
                                                                            ---------------
INFORMATION TECHNOLOGY - 19.2%
Actel*                                                               3,684               83
ActivCard*                                                           5,885               38
Activision*                                                         22,018              348

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Adaptec* (a)                                                        17,920  $           157
Advanced Digital Information*                                       10,391              118
Advanced Energy Industries*                                          2,816               57
Advent Software*                                                     5,368              100
Aeroflex* (a)                                                        9,628              130
Agile Software*                                                      7,257               64
Agilysys                                                             4,679               56
Akamai Technologies*                                                17,248              227
Alliance Semiconductor*                                              3,581               27
Allscripts Healthcare Solutions*                                     4,050               39
Altiris*                                                             1,614               45
American Management Systems*                                         7,016              135
Anaren*                                                              3,728               59
Andrew* (a)                                                         24,766              433
Anixter International*                                               4,883              138
Ansoft*                                                              1,013               15
ANSYS*                                                               2,484               99
Anteon International*                                                3,130               90
Applied Films* (a)                                                   2,468               69
aQuantive*                                                           6,587               63
Ariba*                                                              45,005              127
Arris Group*                                                         8,924               82
Artisan Components*                                                  2,935               65
Ascential Software*                                                  9,734              213
AsiaInfo Holdings*                                                   4,992               33
Ask Jeeves* (a)                                                      5,874              210
Aspect Communication*                                                5,154               81
Aspen Technology* (a)                                                5,901               48
Asyst Technologies* (a)                                              7,627               63
Atari*                                                               1,179                4
ATMI* (a)                                                            4,500              118
Audiovox*                                                            2,788               56
Autobytel*                                                           5,552               73
Avanex*                                                              9,697               42
Avid Technology*                                                     5,010              231
Axcelis Technologies*                                               16,431              183
Bankrate*                                                              943               19
BARRA (a)                                                            2,502               88
BEI Technologies                                                     1,831               41
Bel Fuse                                                             1,640               54
Benchmark Electronics*                                               6,309              199
Black Box (a)                                                        2,665              143
Bookham Technology (a)                                              11,336               25
Borland Software* (a)                                               11,799              107
Broadvision*                                                         4,302               26
Brooks Automation*                                                   7,225              152
Cable Design Technologies*                                           7,089               67
Cabot Microelectronics* (a)                                          3,092              131
Caci International, Cl A*                                            4,819              207
Catapult Communications*                                               885               16
CCC Information Services Group*                                      2,076               37
C-COR.net*                                                           5,288               74
Celestica*                                                             894               15
Centillium Communications*                                           4,919               22
Ceva*                                                                2,469               23
Checkpoint Systems*                                                  5,491              104
ChipPAC, Cl A* (a)                                                   8,009               63
CIBER*                                                               8,481               93
Cirrus Logic*                                                       11,622               88
CMGI*                                                               61,951              152
CNET Networks* (a)                                                  16,942  $           175
Cognex                                                               5,689              189
Coherent*                                                            4,898              129
Cohu                                                                 3,518               66
CommScope* (a)                                                       8,626              144
Compucom Systems*                                                    3,974               22
Computer Horizons*                                                   4,631               20
Computer Network Technology*                                         4,531               36
Comtech Telecommunications*                                          2,337               54
Concord Communications*                                              2,738               39
Concur Technologies*                                                 3,788               42
Concurrent Computer*                                                10,417               36
Conexant Systems*                                                   92,706              571
Convera*                                                             2,163                8
Corvis* (a)                                                         58,708              113
Cray*                                                               11,638               77
Credence Systems*                                                   10,501              125
CSG Systems International*                                           8,774              151
CTS                                                                  5,734               75
CyberGuard*                                                          1,796               18
Cymer*                                                               5,797              224
Daktronics*                                                          2,376               54
Datastream Systems*                                                  2,905               21
Digimarc*                                                            1,568               19
Digital Insight* (a)                                                 4,854              101
Digital River*                                                       4,569              107
DigitalThink*                                                        6,716               16
Digitas* (a)                                                         2,389               25
Diodes*                                                              1,041               23
Dionex*                                                              2,614              138
Ditech Communications*                                               4,580               76
Dot Hill Systems*                                                    5,951               60
Drexler Technology* (a)                                              1,393               19
DSP Group*                                                           4,610              119
DuPont Photomasks*                                                   1,967               46
E.piphany*                                                           9,343               67
EarthLink* (a)                                                      19,782              175
Echelon*                                                             4,744               53
eCollege.com*                                                        2,364               49
eFunds*                                                              7,833              128
Electro Scientific Industries*                                       4,670              110
Electronics for Imaging*                                             7,277              179
Embarcadero Technologies*                                            2,292               29
Entegris* (a)                                                        8,779              111
Enterasys Networks*                                                 34,099               86
Entrust*                                                             8,129               36
Epicor Software*                                                     6,348               84
EPIQ Systems*                                                        2,141               35
ESS Technology*                                                      5,122               75
Euronet Worldwide*                                                   2,679               51
Exar*                                                                6,677              124
Excel Technologies*                                                  1,445               45
Extreme Networks* (a)                                               16,199              117
F5 Networks*                                                         4,126              140
FalconStor Software* (a)                                             5,703               42
Fargo Electronics*                                                   1,894               21
FEI* (a)                                                             4,096               90
Filenet* (a)                                                         5,709              152
FindWhat.com* (a)                                                    2,011               44
Finisar* (a)                                                        25,264               55

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
FLIR Systems* (a)                                                    5,251  $           200
Forrester Research*                                                  2,325               44
FreeMarkets*                                                         6,214               51
Gartner, Cl A*                                                      13,112              153
Gateway* (a)                                                        36,300              192
Genesis Microchip*                                                   5,232               88
Global Imaging Systems*                                              2,482               82
Group 1 Software*                                                    1,404               23
Harmonic* (a)                                                       11,660              113
Helix Technology                                                     4,293              104
Homestore*                                                          14,593               62
Hutchinson Technology*                                               3,839              108
Hypercom*                                                            3,821               30
Hyperion Solutions* (a)                                              6,334              263
Identix*                                                            14,364               83
iGATE*                                                               3,224               22
Inet Technologies*                                                   2,179               27
InFocus*                                                             6,249               58
Informatica*                                                        10,948               94
InfoSpace*                                                           4,260              166
infoUSA*                                                             4,960               52
Innovex*                                                             2,840               19
Insituform Technologies, Cl A*                                       3,778               59
Integral Systems                                                     1,627               31
Integrated Silicon Solution*                                         5,706              101
InteliData Technologies* (a)                                         8,217               10
Intellisync*                                                         8,521               28
InterCept*                                                           3,003               37
Intergraph*                                                          6,005              145
Interland*                                                           3,116               13
Internet Security Systems* (a)                                       6,239              110
Inter-Tel                                                            3,050               92
InterVoice*                                                          5,727               97
Interwoven*                                                          6,678               67
Intrado*                                                             2,429               47
Iomega*                                                              8,052               45
iPayment*                                                              925               31
Itron*                                                               3,423               64
IXIA*                                                                3,855               42
IXYS*                                                                2,894               27
J2 Global Communications*                                            2,790               63
JDA Software*                                                        4,785               70
Kana Software*                                                       3,860               17
Keane*                                                               8,598              135
Keithley Instruments                                                 2,049               42
KEMET*                                                              14,424              207
Keynote Systems*                                                     2,858               37
KFX*                                                                 4,216               44
Komag*                                                               3,949               73
Kopin*                                                              11,647               67
Kronos*                                                              4,672              152
Kulicke & Soffa*                                                     8,395               98
Landauer                                                             1,252               53
Lattice Semiconductor*                                              16,963              148
Lawson Software*                                                     7,112               59
Lexar Media* (a)                                                    10,124              168
Lightbridge*                                                         4,552               27
Lionbridge Technologies*                                             5,277               51
Littelfuse*                                                          3,226              120
LookSmart*                                                          12,808  $            25
LTX* (a)                                                             8,984              136
Macrovision*                                                         6,880              129
Magma Design Automation*                                             3,513               73
Manhattan Associates*                                                3,654              102
ManTech International*                                               2,226               46
Manugistics Group*                                                  10,181               70
MAPICS*                                                              2,938               24
MarketWatch.com*                                                       910               13
MatrixOne*                                                           7,216               52
Mattson Technology*                                                  4,681               56
Maximus*                                                             2,587               91
MedQuist*                                                            1,510               24
Mentor Graphics* (a)                                                11,275              201
Methode Electronics, Cl A                                            5,598               72
Metrologic Instruments*                                              1,218               29
Micrel* (a)                                                          9,399              125
Micromuse*                                                           9,180               72
Micros Systems*                                                      2,765              125
Microsemi* (a)                                                       9,706              133
MicroStrategy, Cl A*                                                 1,788               95
Midway Games* (a)                                                    4,349               32
Mindspeed Technologies*                                             15,675              102
MKS Instruments*                                                     4,389              105
Mobius Management Systems*                                           1,211               11
Monolithic System Technology*                                        3,777               51
MPS Group*                                                          15,790              176
MRO Software*                                                        3,225               37
MRV Communications*                                                 17,510               58
MSC.Software* (a)                                                    4,020               35
MTS Systems                                                          3,518               97
Mykrolis*                                                            5,441               78
Nassda*                                                              2,270               16
National Processing*                                                 1,088               21
Neoforma*                                                            1,222               13
Neoware Systems*                                                     2,547               26
Net2Phone*                                                           4,755               25
Netegrity*                                                           4,288               36
NetIQ*                                                               8,868              124
NetRatings*                                                          1,589               18
NetScout Systems*                                                    3,227               25
Network Equip Technologies*                                          3,800               38
Newport*                                                             6,469              108
NIC*                                                                 4,949               30
Nuance Communications*                                                 870                6
Nyfix*                                                               4,389               23
OmniVision Technologies*                                             7,952              217
ON Semiconductor*                                                    6,525               49
Openwave Systems*                                                   10,106              135
Oplink Communications*                                              19,011               48
OPNET Technologies*                                                  1,835               27
Opsware* (a)                                                         8,029               61
Optical Communication Products*                                      2,480                8
OSI Systems*                                                         2,163               43
Overland Storage*                                                    1,471               25
Packeteer*                                                           3,880               51
Palmone* (a)                                                         6,199              132
Palmsource*                                                          1,662               30
Parametric Technology* (a)                                          35,912              162
Park Electrochemical                                                 2,704               68

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Paxar*                                                               4,669  $            69
PC-tel*                                                              3,294               34
PDF Solutions*                                                       2,418               28
PEC Solutions*                                                       1,436               19
Pegasus Solutions*                                                   4,164               49
Pegasystems*                                                         1,524               13
Pemstar*                                                             4,902               18
Pericom Semiconductor*                                               3,502               40
Perot Systems, Cl A*                                                12,292              163
Photon Dynamics* (a)                                                 2,678               87
Photronics*                                                          4,786               85
Pinnacle Systems*                                                    9,678               87
Pixelworks* (a)                                                      5,786               99
Planar Systems*                                                      2,271               32
Plantronics*                                                         6,587              241
Plexus*                                                              6,684              119
Portal Software*                                                     4,818               32
Power Integrations*                                                  4,311              126
Powerwave Technologies* (a)                                         11,070               86
Presstek*                                                            5,130               56
Progress Software*                                                   4,383              105
Proxim, Cl A* (a)                                                   20,408               36
QAD*                                                                 1,624               22
Quality Systems*                                                       549               25
Quantum*                                                            23,714               88
Quest Software* (a)                                                  6,561              107
Radiant Systems*                                                     2,833               17
RadiSys* (a)                                                         2,976               62
Raindance Communications*                                            8,019               23
Redback Networks*                                                      326                2
Redback Networks - Warrant* (a)                                        344                2
Redback Networks - Warrant* (a)                                        363                3
Register.com*                                                        3,439               20
REMEC* (a)                                                           9,589               73
Renaissance Learning* (a)                                            1,283               34
Research Frontiers* (a)                                              1,517               15
Retek* (a)                                                           9,041               68
RF Micro Devices* (a)                                               28,847              244
Richardson Electronics                                               1,050               13
Rofin-Sinar Technologies*                                            1,945               58
Rogers*                                                              2,676              143
Roxio* (a)                                                           4,616               21
RSA Security* (a)                                                    7,996              150
Rudolph Technologies*                                                1,962               37
S1*                                                                 11,645               89
Safeguard Scientifics*                                              20,024               74
SAFENET* (a)                                                         3,282              123
SAFLINK*                                                             4,348               13
Sanchez Computer Associates*                                         2,178               14
Sapient*                                                            12,976               78
SBS Technologies*                                                    2,284               35
ScanSoft*                                                           12,435               70
ScanSource*                                                          1,780               85
SeaChange International*                                             3,985               61
Secure Computing*                                                    5,706               93
SeeBeyond Technologies*                                              8,054               33
Semitool*                                                            2,723               35
Semtech*                                                             9,810              224
SERENA Software* (a)                                                 3,816               78
Sigma Designs* (a)                                                   2,956               21
Silicon Graphics* (a)                                               34,264  $            87
Silicon Image*                                                      11,650              120
Silicon Storage Technology*                                         13,344              173
Siliconix*                                                             986               46
SimpleTech*                                                          1,550                7
SIPEX*                                                               4,155               26
Skyworks Solutions* (a)                                             24,948              291
SM & A*                                                              2,045               23
Sohu.com* (a)                                                        2,837               71
Sonic Solutions* (a)                                                 2,530               48
SonicWALL*                                                           8,649               77
Sonus Networks* (a)                                                 35,913              133
SpectraLink                                                          2,689               46
SPSS*                                                                2,057               38
SRA International, Cl A*                                             1,428               53
SS&C Technologies                                                    1,834               45
Standard Microsystems*                                               2,012               54
StarTek                                                              1,765               64
Stellent*                                                            2,861               21
StorageNetworks* (c)                                                15,089               --
Stratasys* (a)                                                       1,381               26
Stratex Networks*                                                   13,848               66
Superconductor Technologies*                                         9,009               21
Supertex*                                                            1,482               25
Supportsoft*                                                         4,937               54
Sybase*                                                             14,630              307
Sycamore Networks*                                                  27,683              113
Sykes Enterprises*                                                   4,009               24
Symmetricom*                                                         6,311               57
Synaptics*                                                           2,702               47
Synplicity*                                                          1,941               14
Syntel                                                                 974               27
Sypris Solutions                                                       788               13
Take-Two Interactive Software* (a)                                   6,907              254
TALX                                                                 2,279               50
Technitrol*                                                          6,744              127
Tekelec* (a)                                                         8,543              142
Terayon Communications*                                             10,979               38
TheStreet.com*                                                       1,922                9
THQ* (a)                                                             6,385              129
Three Five Systems*                                                  3,229               21
TIBCO Software* (a)                                                 14,083              115
Tier Technologies*                                                   2,177               23
Titan*                                                              13,326              269
Tollgrade Communications*                                            2,274               36
Tradestation Group* (a)                                              2,911               20
Transaction Systems Architects, Cl A* (a)                            5,781              134
Transmeta*                                                          19,137               76
Trimble Navigation*                                                  7,972              183
TriQuint Semiconductor*                                             22,362              163
TTM Technologies*                                                    3,228               40
Tyler Technologies*                                                  6,762               66
Ulticom*                                                             1,820               19
Ultratech*                                                           3,385               79
United Online*                                                       7,167              119
Universal Display*                                                   2,671               34
UNOVA*                                                               7,716              167
ValueClick*                                                         11,079              120
Varian*                                                              4,911              197
Varian Semiconductor Equipment Associates*                           4,771              200

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Vastera*                                                             4,492  $            17
Veeco Instruments*                                                   3,777              106
Verint Systems*                                                      1,036               32
Verity*                                                              3,518               48
Verso Technologies* (a)                                             19,350               32
Viasat*                                                              3,494               87
Vignette*                                                           35,409               73
Virage Logic*                                                        3,119               29
Vitesse Semiconductor*                                              34,505              245
Vitria Technology*                                                   3,081               18
WatchGuard Technologies*                                             5,509               43
WebEx Communications*                                                4,044              120
webMethods*                                                          7,676               72
Websense*                                                            3,287               97
Westell Technologies, Cl A*                                          7,432               54
White Electronic Designs*                                            3,433               26
Wind River Systems*                                                 12,208              135
Woodhead Industries                                                  1,515               23
Xicor*                                                               4,204               64
X-Rite                                                               3,364               50
Zhone Technologies*                                                  6,509               25
Zoran*                                                               6,756              117
Zygo*                                                                2,654               41
                                                                            ---------------
                                                                                     30,730
                                                                            ---------------
MATERIALS - 5.2%
A. Schulman                                                          4,948               97
AK Steel Holdings*                                                  16,225               95
Albemarle                                                            5,354              155
Allegheny Technologies                                              13,495              163
AMCOL International                                                  3,150               55
Ameron International                                                 1,113               38
Arch Chemicals                                                       3,316               94
Arch Coal                                                            7,242              227
Brush Engineered Metals*                                             2,241               45
Buckeye Technologies*                                                4,439               46
Calgon Carbon                                                        5,719               44
Cambrex                                                              3,245               87
Caraustar Industries*                                                4,826               56
Carpenter Technology                                                 3,185              105
Century Aluminum*                                                    2,072               58
Chesapeake                                                           2,403               57
Cleveland Cliffs*                                                    1,514               99
Coeur D'Alene Mines* (a)                                            34,737              243
Commercial Metals                                                    4,219              134
Crompton                                                            19,142              122
Crown Holdings* (a)                                                 27,668              258
Deltic Timber                                                        1,619               57
Eagle Materials                                                      1,923              113
Ethyl*                                                               2,441               48
Ferro                                                                5,960              156
FMC* (a)                                                             5,904              253
Fuller, H.B.                                                         4,762              135
Georgia Gulf                                                         4,670              141
Gibraltar Steel                                                      1,883               46
Glatfelter                                                           4,690               53
GrafTech International* (a)                                         14,080              210
Great Lakes Chemical                                                 6,035              144
Greif, Cl A                                                          2,600               91
Headwaters*                                                          5,155              132
Hecla Mining*                                                       19,495  $           164
Hercules*                                                           15,544              178
IMC Global* (a)                                                     18,096              259
Kronos Worldwide                                                       623               19
Liquidmetal Technologies* (a)                                        2,592                8
Longview Fibre*                                                      8,506               95
Louisiana Pacific (a)                                               17,507              452
MacDermid                                                            4,234              149
Massey Energy (a)                                                   10,305              227
Material Sciences*                                                   1,105               12
Millennium Chemicals* (a)                                           10,655              159
Minerals Technologies                                                2,915              166
Myers Industries                                                     3,225               40
NL Industries                                                        1,229               17
NN                                                                   1,785               21
Octel                                                                1,632               49
Olin (a)                                                             9,025              161
OM Group* (a)                                                        4,760              145
Omnova Solutions*                                                    5,235               27
PolyOne*                                                            16,699              111
Pope & Talbot                                                        2,622               45
Potlatch                                                             4,347              177
Quaker Chemical                                                      1,318               33
Quanex                                                               2,665              113
Rock-Tenn, Cl A                                                      4,077               59
Royal Gold (a)                                                       2,986               53
RTI International Metals*                                            2,855               45
Ryerson Tull                                                         3,402               45
Schnitzer Steel Industries, Cl A (a)                                 2,310               74
Schweitzer-Mauduit International                                     2,484               80
Sensient Technologies                                                6,656              124
Silgan Holdings*                                                     1,818               83
Spartech                                                             3,870               96
Steel Dynamics* (a)                                                  6,254              155
Stephan                                                                860               20
Stillwater Mining*                                                   7,374              116
Symyx Technologies*                                                  3,886              111
Texas Industries                                                     3,529              128
USEC                                                                13,781              116
Valhi                                                                4,493               57
W R Grace & Company*                                                10,999               34
Wausau-Mosinee Paper                                                 6,183               87
Wellman                                                              5,317               44
Westmoreland Coal*                                                     988               18
                                                                            ---------------
                                                                                      8,229
                                                                            ---------------
TELECOMMUNICATION SERVICES - 1.2%
Aether Systems*                                                      6,109               28
AT Road*                                                             4,795               59
Boston Communications Group*                                         2,611               31
Centennial Communications, Cl A*                                     1,916               13
Cincinnati Bell*                                                    32,011              130
Commonwealth Telephone Enterprises* (a)                              3,495              143
CT Communications                                                    2,950               41
D & E Communications                                                 2,157               30
Dobson Communications, Cl A*                                         4,739               14
EMS Technologies*                                                    1,789               35
General Communication*                                               8,132               74
Golden Telecom (a)                                                   2,105               72
HickoryTech                                                          2,084               26

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Hungarian Telephone & Cable*                                           527  $             5
Infonet Services, Cl B*                                             10,973               22
McLeodUSA, Cl A* (a)                                                10,246               15
Metro One Telecommunications*                                        2,981                7
Neon Communications* (b)                                            34,093               68
Network Plus* (b)                                                    1,155               --
NII Holdings, Class B* (a)                                           6,603              231
North Pittsburgh                                                     2,349               47
Price Communications*                                                6,387              100
Primus Telecommunications Group*                                    11,124               94
PTEK Holdings*                                                       7,161               66
SBA Communications*                                                  7,267               28
Shenandoah Telecommunications                                        1,104               25
SureWest Communications                                              2,376               64
Talk America Holdings* (a)                                           4,391               37
Time Warner Telecom, Cl A*                                           6,713               44
Triton PCS Holdings, Cl A*                                           3,697               20
Warwick Valley Telephone                                               839               21
Western Wireless, Cl A*                                              9,823              230
Wiltel Communications Group (c)                                      4,122               --
Wireless Facilities*                                                 4,763               52
                                                                            ---------------
                                                                                      1,872
                                                                            ---------------
UTILITIES - 2.6%
Allegheny Energy* (a)                                               21,253              291
American States Water                                                2,554               62
Aquila*                                                             30,872              145
Atmos Energy                                                         7,823              200
Avista                                                               8,095              153
Black Hills                                                          5,028              160
California Water Service                                             2,452               69
Cascade Natural Gas                                                  1,736               38
Central Vermont Public Service                                       1,855               42
CH Energy Group                                                      2,142              105
Chesapeake Utilities                                                   876               22
CLECO (a)                                                            6,935              132
CMS Energy* (a)                                                     23,392              209
Connecticut Water Services                                           1,243               35
El Paso Electric*                                                    8,226              114
Empire District Electric                                             3,559               81
Energen                                                              5,863              242
EnergySouth                                                            686               24
IDACORP                                                              6,407              192
Laclede Group                                                        3,121               95
MGE Energy                                                           2,947               91
Middlesex Water                                                      1,629               34
New Jersey Resources                                                 3,848              145
Northwestern Natural Gas                                             4,311              135
NUI                                                                  2,358               40
Otter Tail                                                           4,026              106
PNM Resources (a)                                                    6,562              197
Semco Energy                                                         4,665               26
Sierra Pacific Resources* (a)                                       20,187              149
SJW                                                                    828               29
South Jersey Industries                                              1,746               71
Southern Union*                                                      9,313              176
Southwest Gas                                                        5,115              120

DESCRIPTION                                               SHARES/PAR (000)      VALUE (000)
-------------------------------------------------------------------------------------------
Southwest Water (a)                                                  3,164  $            43
UIL Holdings                                                         1,642               79
Unisource Energy Holding                                             4,773              117
Westar Energy (a)                                                   11,195              235
                                                                            ---------------
                                                                                      4,204
                                                                            ---------------
TOTAL COMMON STOCKS
   (Cost $124,387)                                                                  155,168
                                                                            ---------------
SHORT-TERM INVESTMENTS - 6.2%
U.S. TREASURY OBLIGATION - 0.4%
United States Treasury Bill (d)
   0.960%, 09/09/04                                      $             700              697
                                                                            ---------------
TOTAL U.S. TREASURY OBLIGATION                                                          697
                                                                            ---------------
AFFILIATED MONEY MARKET FUND - 5.8%
First American Prime
 Obligations Fund, Cl Z (e)                                      9,209,025            9,209
                                                                            ---------------
TOTAL AFFILIATED MONEY MARKET FUND                                                    9,209
                                                                            ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $9,906)                                                                      9,906
                                                                            ---------------
INVESTMENTS PURCHASED WITH PROCEEDS FROM
 SECURITIES LENDING - 23.1%
COMMERCIAL PAPER - 6.5%
Bluegrass
   1.160%, 11/18/04                                      $             148              148
   1.160%, 2/18/05                                                     148              148
CIBC NY
   1.110%, 9/09/04                                                     765              765
Concord Min Capital
   1.100%, 4/07/04                                                     833              833
   1.100%, 4/08/04                                                     272              272
   1.100%, 4/14/04                                                     118              118
Descartes Funding Trust
   1.150%, 11/15/04                                                    296              296
Emerald Trust
   1.063%, 5/06/04                                                     295              295
Ford Credit Floor Plan
   1.063%, 5/03/04                                                     886              886
Goldman Sachs
   1.163%, 1/18/05                                                     296              296
Independent IV
   1.048%, 10/15/04                                                    384              384
Lakeside Funding
   1.142%, 4/08/04                                                     677              677
Leafs
   1.339%, 4/20/04                                                     408              408
Lehman Brothers
   1.133%, 7/23/04                                                     207              207
   1.123%, 8/23/04                                                     148              148
Moat Funding
   1.157%, 5/05/04                                                     591              591
Morgan Stanley
   1.054%, 6/11/04                                                     295              295
Mortgage Interest Network
   1.062%, 4/27/04                                                     295              295
   1.042%, 5/11/04                                                     295              295
   1.063%, 6/07/04                                                     295              295
Norddeutsche Landesbank
   1.110%, 9/09/04                                                     294              294
Orchard Park
   1.180%, 7/06/04                                                     638              638
   1.200%, 10/06/04                                                    207              207

DESCRIPTION                                               PAR (000)/SHARES      VALUE (000)
-------------------------------------------------------------------------------------------
Park Granada
   1.083%, 4/07/04                                       $             266  $           266
   1.063%, 4/13/04                                                     177              177
   1.063%, 4/13/04                                                     473              473
   1.063%, 5/06/04                                                      89               89
Sigma Finance
   1.157%, 5/04/04                                                     590              590
                                                                            ---------------
TOTAL COMMERCIAL PAPER                                                               10,386
                                                                            ---------------
CORPORATE OBLIGATIONS - 5.1%
Allstate Life Global
   1.040%, 2/15/05                                                     591              591
Castle Hill III
   1.211%, 9/16/04                                                     177              177
Duke Funding VI
   1.180%, 4/08/05                                                     358              358
General Electric Capital Corporation
   1.139%, 4/08/05                                                     296              296
Jefferson Pilot
   1.062%, 2/17/05                                                     296              296
Metlife Global Funding
   1.137%, 3/28/05                                                     248              248
   0.991%, 4/15/05                                                     355              355
Merrill Lynch & Co
   1.063%, 4/04/05                                                     591              591
Morgan Stanley
   1.137%, 3/24/05                                                     296              296
Northlake CDO
   1.205%, 3/07/05                                                     177              177
Premium Asset Trust
   1.254%, 6/01/04                                                     881              881
   1.037%, 12/22/04                                                    443              443
Residential Mortgage Securities
   1.102%, 9/11/04                                                     415              415
Sigma Finance
   1.143%, 8/09/04                                                     591              591
SMM Trust 2003-H
   1.183%, 9/23/04                                                     765              765
Societe Generale NYC
   1.148%, 12/08/04                                                    591              591
WestDeutsche LandesBank
   1.220%, 6/03/04                                                     473              473
   1.150%, 8/02/04                                                     591              591
                                                                            ---------------
TOTAL CORPORATE OBLIGATIONS                                                           8,135
                                                                            ---------------
MONEY MARKET FUNDS - 0.3%
AIM Short Term Liquid Asset Portfolio                               88,669               89
Merrill Lynch Premier Institutional Fund                           371,366              371
                                                                            ---------------
TOTAL MONEY MARKET FUNDS                                                                460
                                                                            ---------------
OTHER SHORT-TERM INVESTMENTS - 1.3%
Commonwealth Life
   1.303%, 4/01/04                                       $             298              298
General Electric Capital Assurance
   1.200%, 1/19/05                                                     118              118
HBOS Treasury Services
   1.020%, 3/01/05                                                     325              325
Liquid Funding
   1.065%, 8/23/04                                                     296              296
   0.488%, 9/14/04                                                     296              296
Security Life Denver
   1.270%, 7/13/04                                                     768              768
                                                                            ---------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                    2,101
                                                                            ---------------

DESCRIPTION                                                      PAR (000)      VALUE (000)
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 9.9%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $1,183,046 (collateralized
   by Various Securities:
   Total Market Value $1,234,024)                        $           1,182  $         1,182
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $342,865 (collateralized
   by U.S. Government Securities:
   Total Market Value $349,712)                                        343              343
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $443,360 (collateralized
   by U.S. Government Securities:
   Total Market Value $452,236)                                        443              443
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,625,654 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,658,134)                                    1,626            1,626
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $206,902 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $217,248)                                        207              207
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $413,804 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $434,488)                                        414              414
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $472,919 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $496,565)                                        473              473
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $591,147 (collateralized
   by U.S. Government Securities:
   Total Market Value $602,952)                                        591              591
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $118,229 (collateralized
   by U.S. Government Securities:
   Total Market Value $120,590)                                        118              118
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $650,262 (collateralized
   by U.S. Government Securities:
   Total Market Value $663,247)                                        650              650
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $177,345 (collateralized
   by Corporate Securities:
   Total Market Value $182,823)                                        177              177
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $413,804 (collateralized
   by Corporate Securities:
   Total Market Value $426,588)                                        414              414

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                      PAR (000)      VALUE (000)
-------------------------------------------------------------------------------------------
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $591,149 (collateralized
   by Corporate Securities:
   Total Market Value $609,417)                          $             591  $           591
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,684,775 (collateralized
   by Corporate Securities:
   Total Market Value $1,736,823)                                    1,685            1,685
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $295,575 (collateralized
   by Corporate Securities:
   Total Market Value $301,598)                                        296              296
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $295,575 (collateralized
   by Corporate Securities:
   Total Market Value $304,706)                                        296              296
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $307,396 (collateralized
   by U.S. Government Securities:
   Total Market Value $313,554)                                        307              307
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,477,867 (collateralized
   by Various Securities:
   Total Market Value $1,507,404)                                    1,478            1,478
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $206,902 (collateralized
   by Corporate Securities:
   Total Market Value $237,296)                                        207              207
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,182,299 (collateralized
   by Various Securities:
   Total Market Value $1,205,903)                                    1,182            1,182
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $266,016 (collateralized
   by U.S. Government Securities:
   Total Market Value $271,328)                                        266              266
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $472,918 (collateralized
   by U.S. Government Securities:
   Total Market Value $484,252)                                        473              473
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $532,032 (collateralized
   by U.S. Government Securities:
   Total Market Value $545,167)                                        532              532
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,838,469 (collateralized
   by Collateralized Mortgage Obligations &
   Asset-Backed Securities:
   Total Market Value $1,937,493)                        $           1,838  $         1,838
                                                                            ---------------
TOTAL REPURCHASE AGREEMENTS                                                          15,789
                                                                            ---------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM
 SECURITIES LENDING
   (Cost $36,871)                                                                    36,871
                                                                            ---------------
TOTAL INVESTMENTS - 126.4%
   (Cost $171,164)                                                                  201,945
                                                                            ---------------
OTHER ASSETS AND LIABILITIES, NET - (26.4)%                                         (42,187)
                                                                            ---------------
TOTAL NET ASSETS - 100.0%                                                   $       159,758
                                                                            ---------------

*   Non-income producing security

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a market value of $35,263,230 at March 31, 2004. See note 2 in Notes to Financial Statements.

(b) Securities considered illiquid investments under guidelines established by the Board of Directors. As of March 31, 2004, the market value of these investments is $68,188 or 0.04% of total net assets. See note 2 in Notes to Financial Statements.

(c) Securities considered illiquid investments and are fair valued under guidelines established by the Board of Directors. As of March 31, 2004, the fair value of these investments is $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(d) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 7 in Notes to Financial Statements.

(e) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

REIT - Real Estate Investment Trust

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2004 (unaudited), in thousands, except for per share data

                                                                                        EQUITY        MID CAP     SMALL CAP
                                                                                    INDEX FUND     INDEX FUND    INDEX FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                                $  2,955,512   $    471,684  $    192,736
Investments in affiliated securities, at value**                                       106,111         19,614         9,209
Cash                                                                                        15             --            --
Dividends and interest receivable                                                        2,897            205           133
Receivable for investment securities sold                                                   --          1,541            --
Receivable for capital shares sold                                                       2,882            170           736
Variation margin receivable                                                                 --             87            46
Prepaid expenses and other assets                                                           77             15            13
---------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                         3,067,494        493,316       202,873
===========================================================================================================================
LIABILITIES:
Payable for investment securities purchased                                                 --            627            --
Payable upon return of securities loaned                                               653,398        150,788        36,871
Payable for capital shares redeemed                                                      7,252            524         6,191
Variation margin payable                                                                   102             --            --
Payable for advisory, co-administration, and custodian fees                                667             90            46
Payable for distribution and shareholder servicing fees                                    146              7             5
Payable for other accrued expenses and liabilities                                           5             25             2
---------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                      661,570        152,061        43,115
===========================================================================================================================
NET ASSETS                                                                        $  2,405,924   $    341,255  $    159,758
===========================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                                 $  1,910,161   $    298,288  $    127,446
Undistributed net investment income                                                        637             50            85
Accumulated net realized gain (loss) on investments                                    (30,895)         1,854         1,182
Unrealized appreciation of investments                                                 525,062         40,625        30,781
Unrealized appreciation of futures contracts                                               959            438           264
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $  2,405,924   $    341,255  $    159,758
===========================================================================================================================
 * Investments in unaffiliated securities, at cost                                $  2,432,807   $    431,059  $    161,955
** Investments in affiliated securities, at cost                                  $    103,754   $     19,614  $      9,209
 + Including securities loaned, at value                                          $    632,049   $    145,729  $     35,263
CLASS A:
Net assets                                                                        $    213,674   $     10,116  $      5,419
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)               10,109            840           393
Net asset value, and redemption price per share                                   $      21.14   $      12.04  $      13.79
Maximum offering price per share (1)                                              $      22.37   $      12.74  $      14.59
CLASS B:
Net assets                                                                        $     77,257   $      3,116  $      1,461
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                3,699            262           108
Net asset value, offering price, and redemption price per share (2)               $      20.88   $      11.89  $      13.59
CLASS C:
Net assets                                                                        $     32,739   $      2,663  $      1,931
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                1,559            223           141
Net asset value, offering price, and redemption price per share (2)               $      21.00   $      11.92  $      13.70
CLASS S:
Net assets                                                                        $     30,177   $      2,438  $      4,242
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                1,428            203           309
Net asset value, offering price, and redemption price per share                   $      21.13   $      12.04  $      13.72
CLASS Y:
Net assets                                                                        $  2,052,077   $    322,922  $    146,705
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)               97,120         26,804        10,603
Net asset value, offering price, and redemption price per share                   $      21.13   $      12.05  $      13.84

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(2) Class B and C have a contigent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2004 (unaudited), in thousands

                                                                                        EQUITY        MID CAP     SMALL CAP
                                                                                    INDEX FUND     INDEX FUND    INDEX FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest from unaffiliated securities                                             $         54   $          7  $          5
Interest from affiliated money market fund                                                 441             90            29
Dividends from unaffiliated securities                                                  19,257          1,744           868
Dividends from affiliated security                                                         201             --            --
Securities lending                                                                         214             31            18
Other income                                                                               199             --             9
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                 20,366          1,872           929
===========================================================================================================================
EXPENSES:

Investment advisory fees                                                                 2,892            383           302
Co-administration fees and expenses (including per account transfer agency fees)         3,070            411           239
Custodian fees                                                                             116             15             8
Directors' fees                                                                             17              2             1
Registration fees                                                                           29             12             9
Professional fees                                                                           39              5             2
Printing                                                                                    23              3             1
Other                                                                                       36              4             2
Distribution and shareholder servicing fees - Class A                                      220              8             6
Distribution and shareholder servicing fees - Class B                                      384             14             6
Distribution and shareholder servicing fees - Class C                                      165             11             9
Shareholder servicing fees - Class S                                                        74              6             5
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                           7,065            874           590
===========================================================================================================================
Less: Fee waivers                                                                       (1,941)           (69)          (51)
---------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                       5,124            805           539
===========================================================================================================================
INVESTMENT INCOME - NET                                                                 15,242          1,067           390
---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES
CONTRACTS - NET:

Net realized gain on investments                                                           881            991           278
Net realized gain on futures contracts                                                   7,379          1,769         1,299
Net change in unrealized appreciation or depreciation of investments                   262,771         44,701        25,979
Net change in unrealized appreciation or depreciation of future contracts                2,211            569           481
---------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FUTURES CONTRACTS                                          273,242         48,030        28,037
===========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $    288,484   $     49,097  $     28,427
===========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                 EQUITY                     MID CAP
                                                                                             INDEX FUND                  INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  10/1/03       10/1/02       10/1/03       10/1/02
                                                                                       TO            TO            TO            TO
                                                                                  3/31/04       9/30/03       3/31/04       9/30/03
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              (UNAUDITED)                 (UNAUDITED)
OPERATIONS:

Investment income - net                                                      $     15,242  $     24,772  $      1,067  $      1,510
Net realized gain (loss) on investments                                               881        (3,233)          991         3,462
Net realized loss on in-kind distributions                                             --          (663)           --            --
Net realized gain on futures contracts                                              7,379         9,771         1,769         1,471
Net change in unrealized appreciation or depreciation of investments              262,771       327,421        44,701        41,654
Net change in unrealized appreciation or depreciation of futures contracts          2,211         1,044           569           313
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              288,484       359,112        49,097        48,410
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
   Class A                                                                         (1,015)       (1,752)          (15)          (20)
   Class B                                                                           (190)         (330)           --            (1)
   Class C                                                                            (81)         (145)           --            (1)
   Class S                                                                           (339)         (570)          (10)          (18)
   Class Y                                                                        (13,581)      (21,115)       (1,013)       (1,472)
Net realized gain on investments:
   Class A                                                                             --            --           (99)          (97)
   Class B                                                                             --            --           (46)          (41)
   Class C                                                                             --            --           (33)          (26)
   Class S                                                                             --            --           (76)          (95)
   Class Y                                                                             --            --        (4,643)       (5,505)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                               (15,206)      (23,912)       (5,935)       (7,276)
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):

Class A:
   Proceeds from sales                                                             50,393        25,928         4,664         1,994
   Reinvestment of distributions                                                      972         1,673           113           116
   Payments for redemptions                                                       (16,645)      (37,906)         (924)       (1,218)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                        34,720       (10,305)        3,853           892
-----------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                              2,982         5,525           357           731
   Reinvestment of distributions                                                      185           321            45            41
   Payments for redemptions                                                        (6,714)      (14,832)         (108)         (201)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                        (3,547)       (8,986)          294           571
-----------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                              2,891        13,645           900           843
   Reinvestment of distributions                                                       79           142            32            25
   Payments for redemptions                                                        (5,550)       (9,354)         (335)         (162)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                        (2,580)        4,433           597           706
-----------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                              9,875        27,976           874         1,734
   Reinvestment of distributions                                                      334           549            77            97
   Payments for redemptions                                                       (39,906)      (27,845)       (3,317)       (1,930)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                       (29,697)          680        (2,366)          (99)
-----------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                            341,097       890,946        76,218       114,594
   Reinvestment of distributions                                                    9,562        15,659         3,427         5,064
   Payments for redemptions                                                      (302,907)     (547,725)      (36,745)     (117,836)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                        47,752       358,880        42,900         1,822
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                  46,648       344,702        45,278         3,892
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      319,926       679,902        88,440        45,026
NET ASSETS AT BEGINNING OF PERIOD                                               2,085,998     1,406,096       252,815       207,789
===================================================================================================================================
NET ASSETS AT END OF PERIOD                                                  $  2,405,924  $  2,085,998  $    341,255  $    252,815
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD                         $        637  $        601  $         50  $         21
===================================================================================================================================

                                                                                              SMALL CAP
                                                                                             INDEX FUND
-------------------------------------------------------------------------------------------------------
                                                                                  10/1/03       10/1/02
                                                                                       TO            TO
                                                                                  3/31/04       9/30/03
-------------------------------------------------------------------------------------------------------
                                                                              (UNAUDITED)
OPERATIONS:

Investment income - net                                                      $        390  $        679
Net realized gain (loss) on investments                                               278          (183)
Net realized loss on in-kind distributions                                             --            --
Net realized gain on futures contracts                                              1,299           702
Net change in unrealized appreciation or depreciation of investments               25,979        30,354
Net change in unrealized appreciation or depreciation of futures contracts            481           107
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               28,427        31,659
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
   Class A                                                                             (6)          (11)
   Class B                                                                             --            --
   Class C                                                                             --            (1)
   Class S                                                                             (5)          (33)
   Class Y                                                                           (361)         (639)
Net realized gain on investments:
   Class A                                                                            (25)           --
   Class B                                                                             (7)           --
   Class C                                                                            (10)           --
   Class S                                                                            (23)           --
   Class Y                                                                           (855)           --
-------------------------------------------------------------------------------------------------------
Total distributions                                                                (1,292)         (684)
=======================================================================================================
CAPITAL SHARE TRANSACTIONS (1):

Class A:
   Proceeds from sales                                                              1,429         1,423
   Reinvestment of distributions                                                       31            11
   Payments for redemptions                                                          (277)         (639)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                         1,183           795
-------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                                300           513
   Reinvestment of distributions                                                        7            --
   Payments for redemptions                                                           (53)         (131)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                           254           382
-------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                                647           744
   Reinvestment of distributions                                                       10             1
   Payments for redemptions                                                          (272)         (151)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                           385           594
-------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                              1,287         1,887
   Reinvestment of distributions                                                       27            33
   Payments for redemptions                                                          (968)      (13,558)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                           346       (11,638)
-------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                             50,480        51,061
   Reinvestment of distributions                                                      840           372
   Payments for redemptions                                                       (48,918)      (55,592)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                         2,402        (4,159)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                   4,570       (14,026)
-------------------------------------------------------------------------------------------------------
Total increase in net assets                                                       31,705        16,949
NET ASSETS AT BEGINNING OF PERIOD                                                 128,053       111,104
=======================================================================================================
NET ASSETS AT END OF PERIOD                                                  $    159,758  $    128,053
=======================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD                         $         85  $         67
=======================================================================================================

(1) See note 5 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                REALIZED AND
                                         NET ASSET                UNREALIZED    DIVIDENDS                    NET ASSET
                                             VALUE         NET      GAINS OR     FROM NET    DISTRIBUTIONS       VALUE
                                         BEGINNING  INVESTMENT   (LOSSES) ON   INVESTMENT         FROM NET      END OF
                                         OF PERIOD      INCOME   INVESTMENTS       INCOME   REALIZED GAINS      PERIOD
----------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
Class A
  2004 (1) (2)                           $   18.70  $     0.12   $     2.44    $    (0.12)    $      --      $   21.14
  2003 (1)                                   15.31        0.21         3.38         (0.20)           --          18.70
  2002 (1)                                   19.50        0.18        (4.19)        (0.18)           --          15.31
  2001 (1)                                   27.75        0.18        (7.43)        (0.17)        (0.83)         19.50
  2000                                       25.52        0.17         2.91         (0.17)        (0.68)         27.75
  1999                                       20.61        0.21         5.36         (0.22)        (0.44)         25.52
Class B
  2004 (1) (2)                           $   18.48  $     0.04   $     2.41    $    (0.05)    $      --      $   20.88
  2003 (1)                                   15.13        0.08         3.35         (0.08)           --          18.48
  2002 (1)                                   19.29        0.03        (4.15)        (0.04)           --          15.13
  2001 (1)                                   27.49          --        (7.35)        (0.02)        (0.83)         19.29
  2000                                       25.34          --         2.84         (0.01)        (0.68)         27.49
  1999                                       20.49        0.05         5.30         (0.06)        (0.44)         25.34
Class C
  2004 (1) (2)                           $   18.59  $     0.04   $     2.42    $    (0.05)    $      --      $   21.00
  2003 (1)                                   15.23        0.08         3.36         (0.08)           --          18.59
  2002 (1)                                   19.41        0.03        (4.17)        (0.04)           --          15.23
  2001 (1)                                   27.66          --        (7.40)        (0.02)        (0.83)         19.41
  2000                                       25.48          --         2.88         (0.02)        (0.68)         27.66
  1999 (3)                                   25.35        0.06         0.13         (0.06)           --          25.48
Class S (1)
  2004 (2)                               $   18.70  $     0.12   $     2.43    $    (0.12)    $      --      $   21.13
  2003                                       15.30        0.21         3.39         (0.20)           --          18.70
  2002                                       19.50        0.18        (4.20)        (0.18)           --          15.30
  2001 (4)                                   18.80          --         0.70            --            --          19.50
Class Y
  2004 (1) (2)                           $   18.69  $     0.14   $     2.44    $    (0.14)    $      --      $   21.13
  2003 (1)                                   15.30        0.25         3.38         (0.24)           --          18.69
  2002 (1)                                   19.49        0.23        (4.19)        (0.23)           --          15.30
  2001 (1)                                   27.74        0.23        (7.42)        (0.23)        (0.83)         19.49
  2000                                       25.51        0.23         2.91         (0.23)        (0.68)         27.74
  1999                                       20.60        0.28         5.35         (0.28)        (0.44)         25.51

(1) Per share data calculated using average shares outstanding method.

(2) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, exept total return and portfolio turnover.

(3) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                RATIO OF       RATIO OF NET
                                                               RATIO OF NET  EXPENSES TO         INVESTMENT
                                                    RATIO OF     INVESTMENT      AVERAGE      INCOME (LOSS)
                                     NET ASSETS  EXPENSES TO  INCOME (LOSS)   NET ASSETS     TO AVERAGE NET     PORTFOLIO
                           TOTAL         END OF      AVERAGE     TO AVERAGE   (EXCLUDING  ASSETS (EXCLUDING      TURNOVER
                      RETURN (5)   PERIOD (000)   NET ASSETS     NET ASSETS     WAIVERS)           WAIVERS)          RATE
-------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
Class A
  2004 (1) (2)           13.71%    $    213,674      0.62%          1.14%        0.79%           0.97%             --%
  2003 (1)               23.58          158,324      0.62           1.22         0.80            1.04               1
  2002 (1)              (20.75)         139,007      0.62           0.91         0.80            0.73               8
  2001 (1)              (26.95)         188,410      0.60           0.74         1.14            0.20               6
  2000                   12.11          134,180      0.60           0.62         1.14            0.08              16
  1999                   27.30          110,439      0.60           0.85         1.14            0.31               7
Class B
  2004 (1) (2)           13.27%    $     77,257      1.37%          0.39%        1.54%           0.22%             --%
  2003 (1)               22.72           71,624      1.37           0.47         1.55            0.29               1
  2002 (1)              (21.40)          66,835      1.37           0.16         1.55           (0.02)              8
  2001 (1)              (27.49)          95,586      1.35          (0.01)        1.89           (0.55)              6
  2000                   11.25          121,092      1.35          (0.13)        1.89           (0.67)             16
  1999                   26.38           99,054      1.35           0.10         1.89           (0.44)              7
Class C
  2004 (1) (2)           13.24%    $     32,739      1.37%          0.39%        1.54%           0.22%             --%
  2003 (1)               22.65           31,330      1.37           0.47         1.55            0.29               1
  2002 (1)              (21.38)          21,637      1.37           0.16         1.55           (0.02)              8
  2001 (1)              (27.51)          29,560      1.35          (0.01)        1.89           (0.55)              6
  2000                   11.32           34,811      1.35          (0.13)        1.89           (0.67)             16
  1999 (3)                0.76           16,861      1.35           0.07         1.89           (0.47)              7
Class S (1)
  2004 (2)               13.65%    $     30,177      0.62%          1.14%        0.79%           0.97%             --%
  2003                   23.66           52,925      0.62           1.22         0.80            1.04               1
  2002                  (20.79)          42,964      0.62           0.93         0.80            0.75               8
  2001 (4)                3.72           38,220      0.72           0.89         1.20            0.41               6
Class Y
  2004 (1) (2)           13.84%    $  2,052,077      0.37%          1.39%        0.54%           1.22%             --%
  2003 (1)               23.89        1,771,795      0.37           1.46         0.55            1.28               1
  2002 (1)              (20.56)       1,135,653      0.37           1.16         0.55            0.98               8
  2001 (1)              (26.78)       1,567,607      0.35           0.99         0.89            0.45               6
  2000                   12.38        1,400,086      0.35           0.87         0.89            0.33              16
  1999                   27.61        1,206,072      0.35           1.11         0.89            0.57               7

                                                                    REALIZED AND
                                         NET ASSET                    UNREALIZED    DIVIDENDS                    NET ASSET
                                             VALUE            NET       GAINS OR     FROM NET    DISTRIBUTIONS       VALUE
                                         BEGINNING     INVESTMENT    (LOSSES) ON   INVESTMENT         FROM NET      END OF
                                         OF PERIOD  INCOME (LOSS)    INVESTMENTS       INCOME   REALIZED GAINS      PERIOD
--------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX FUND (1)
Class A
  2004 (2) (3)                           $   10.36    $    0.03      $    1.87      $  (0.03)      $   (0.19)    $   12.04
  2003 (2)                                    8.51         0.04           2.08         (0.04)          (0.23)        10.36
  2002 (2)                                    9.38         0.04          (0.49)        (0.04)          (0.38)         8.51
  2001 (2) (4)                               12.56         0.05          (2.11)        (0.05)          (1.07)         9.38
  2000 (5) (6)                               10.00         0.04           2.56         (0.04)             --         12.56
Class B
  2004 (2) (3)                           $   10.25    $   (0.02)     $    1.85      $     --       $   (0.19)    $   11.89
  2003 (2)                                    8.44        (0.03)          2.07            --           (0.23)        10.25
  2002 (2)                                    9.33        (0.03)         (0.48)           --           (0.38)         8.44
  2001 (2) (4)                               12.52           --          (2.12)           --           (1.07)         9.33
  2000 (5) (6)                               10.00        (0.01)          2.56         (0.03)             --         12.52
Class C (2)
  2004 (3)                               $   10.28    $   (0.02)     $    1.85      $     --       $   (0.19)    $   11.92
  2003                                        8.47        (0.03)          2.07            --           (0.23)        10.28
  2002                                        9.38        (0.02)         (0.51)           --           (0.38)         8.47
  2001 (7)                                    9.07           --           0.31            --              --          9.38
Class S (2)
  2004 (3)                               $   10.36    $    0.03      $    1.87      $  (0.03)      $   (0.19)    $   12.04
  2003                                        8.50         0.04           2.09         (0.04)          (0.23)        10.36
  2002                                        9.38         0.04          (0.50)        (0.04)          (0.38)         8.50
  2001 (8)                                   11.07         0.04          (1.67)        (0.06)             --          9.38
Class Y
  2004 (2) (3)                           $   10.37    $    0.04      $    1.87      $  (0.04)      $   (0.19)    $   12.05
  2003 (2)                                    8.51         0.06           2.09         (0.06)          (0.23)        10.37
  2002 (2)                                    9.38         0.06          (0.49)        (0.06)          (0.38)         8.51
  2001 (2) (4)                               12.55         0.08          (2.11)        (0.07)          (1.07)         9.38
  2000 (5) (6)                               10.00         0.08           2.55         (0.08)             --         12.55

(1) The financial highlights for the Mid Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Index Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Index Fund on September 24, 2001. In connection with such acquisition,
    (i) Class A shares of the Firstar Mid Cap Index Fund were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and
    (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

(2) Per share data calculated using average shares outstanding method.

(3) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, exept total return and portfolio turnover.

(4) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) Commenced operations on November 4, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

(6) For the fiscal period ended October 31.

(7) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(8) Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(9) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                 RATIO OF       RATIO OF NET
                                                                RATIO OF NET  EXPENSES TO         INVESTMENT
                                                     RATIO OF     INVESTMENT      AVERAGE      INCOME (LOSS)
                                      NET ASSETS  EXPENSES TO  INCOME (LOSS)   NET ASSETS     TO AVERAGE NET     PORTFOLIO
                            TOTAL         END OF      AVERAGE     TO AVERAGE   (EXCLUDING  ASSETS (EXCLUDING      TURNOVER
                       RETURN (9)   PERIOD (000)   NET ASSETS     NET ASSETS     WAIVERS)           WAIVERS)          RATE
--------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX FUND (1)
Class A
  2004 (2) (3)            18.49%     $   10,116       0.75%          0.47%        0.79%           0.43%              5%
  2003 (2)                25.45           5,332       0.75           0.45         0.84            0.36              23
  2002 (2)                (5.45)          3,581       0.75           0.37         0.83            0.29              19
  2001 (2) (4)           (17.60)          2,972       0.75           0.51         0.80            0.46              43
  2000 (5) (6)            26.48           1,918       0.75           0.75         0.90            0.60              45
Class B
  2004 (2) (3)            18.02%     $    3,116       1.50%         (0.28)%       1.54%          (0.32)%             5%
  2003 (2)                24.63           2,419       1.50          (0.30)        1.59           (0.39)             23
  2002 (2)                (6.07)          1,475       1.50          (0.37)        1.58           (0.45)             19
  2001 (2) (4)           (18.15)          1,265       1.50          (0.24)        1.54           (0.28)             43
  2000 (5) (6)            25.65             905       1.50             --         1.65           (0.15)             45
Class C (2)
  2004 (3)                17.97%     $    2,663       1.50%         (0.28)%       1.54%          (0.32)%             5%
  2003                    24.55           1,756       1.50          (0.30)        1.59           (0.39)             23
  2002                    (6.22)            795       1.50          (0.37)        1.58           (0.45)             19
  2001 (7)                 3.42              --         --             --           --              --              43
Class S (2)
  2004 (3)                18.49%     $    2,438       0.75%          0.47%        0.79%           0.43%              5%
  2003                    25.60           4,134       0.75           0.46         0.84            0.37              23
  2002                    (5.56)          3,393       0.75           0.37         0.83            0.29              19
  2001 (8)               (14.77)          4,301       0.75           0.47         0.80            0.42              43
Class Y
  2004 (2) (3)            18.62%     $  322,922       0.50%          0.72%        0.54%           0.68%              5%
  2003 (2)                25.86         239,174       0.50           0.71         0.59            0.62              23
  2002 (2)                (5.23)        198,545       0.50           0.63         0.58            0.55              19
  2001 (2) (4)           (17.34)        176,857       0.50           0.75         0.53            0.72              43
  2000 (5) (6)            26.62         125,881       0.50           1.00         0.65            0.85              45

                                                                    REALIZED AND
                                         NET ASSET                    UNREALIZED    DIVIDENDS                    NET ASSET
                                             VALUE            NET       GAINS OR     FROM NET    DISTRIBUTIONS       VALUE
                                         BEGINNING     INVESTMENT    (LOSSES) ON   INVESTMENT         FROM NET      END OF
                                         OF PERIOD  INCOME (LOSS)    INVESTMENTS       INCOME   REALIZED GAINS      PERIOD
--------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND (1)
Class A
  2004 (2) (3)                           $   11.47    $   0.02         $    2.40    $  (0.02)     $   (0.08)     $   13.79
  2003 (2)                                    8.55        0.04              2.92       (0.04)            --          11.47
  2002 (2)                                    9.68        0.05             (1.13)      (0.05)            --           8.55
  2001 (2) (4)                               12.23       (0.01)            (1.49)         --          (1.05)          9.68
  2000 (5)                                   10.18       (0.01)             2.20          --          (0.14)         12.23
  1999 (6) (7)                               10.00          --              0.19       (0.01)            --          10.18
Class B (2)
  2004 (3)                               $   11.33    $  (0.03)        $    2.37    $     --      $   (0.08)     $   13.59
  2003                                        8.47       (0.03)             2.90       (0.01)            --          11.33
  2002                                        9.63       (0.03)            (1.13)         --             --           8.47
  2001 (8)                                   10.97       (0.01)            (1.33)         --             --           9.63
Class C (2)
  2004 (3)                               $   11.43    $  (0.03)        $    2.38    $     --      $   (0.08)     $   13.70
  2003                                        8.54       (0.03)             2.93       (0.01)            --          11.43
  2002                                        9.68       (0.03)            (1.11)         --             --           8.54
  2001 (9)                                    9.49          --              0.19          --             --           9.68
Class S
  2004 (2) (3)                           $   11.41    $   0.02         $    2.39    $  (0.02)     $   (0.08)     $   13.72
  2003 (2)                                    8.52        0.05              2.88       (0.04)            --          11.41
  2002 (2)                                    9.64        0.05             (1.12)      (0.05)            --           8.52
  2001 (2) (4)                               12.19       (0.01)            (1.49)         --          (1.05)          9.64
  2000 (5)                                   10.17       (0.01)             2.18       (0.01)         (0.14)         12.19
  1999 (6) (7)                               10.00          --              0.17          --             --          10.17
Class Y
  2004 (2) (3)                           $   11.51    $   0.04         $    2.41    $  (0.04)     $   (0.08)     $   13.84
  2003 (2)                                    8.57        0.07              2.94       (0.07)            --          11.51
  2002 (2)                                    9.70        0.07             (1.13)      (0.07)            --           8.57
  2001 (2) (4)                               12.24        0.02             (1.50)      (0.01)         (1.05)          9.70
  2000 (5)                                   10.19        0.02              2.19       (0.02)         (0.14)         12.24
  1999 (6) (7)                               10.00        0.01              0.19       (0.01)            --          10.19

(1) The financial highlights for the Small Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Index Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Index Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Small Cap Index Fund were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund,
     (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

(2)  Per share data calculated using average shares outstanding method.

(3) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, exept total return and portfolio turnover.

(4) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) For the period December 1, 1999 to October 31, 2000. Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(6) Commenced operations on December 30, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.

(7)  For the fiscal period ended November 30.

(8) Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(9) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(10) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                      RATIO OF       RATIO OF NET
                                                                     RATIO OF NET  EXPENSES TO         INVESTMENT
                                                          RATIO OF     INVESTMENT      AVERAGE      INCOME (LOSS)
                                           NET ASSETS  EXPENSES TO  INCOME (LOSS)   NET ASSETS     TO AVERAGE NET     PORTFOLIO
                                 TOTAL         END OF      AVERAGE     TO AVERAGE   (EXCLUDING  ASSETS (EXCLUDING      TURNOVER
                           RETURN (10)   PERIOD (000)   NET ASSETS     NET ASSETS     WAIVERS)           WAIVERS)          RATE
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND (1)
Class A
  2004 (2) (3)                 21.17%     $    5,419      0.93%          0.30%        1.00%           0.23%                2%
  2003 (2)                     34.77           3,480      0.93           0.42         1.05            0.30                41
  2002 (2)                    (11.28)          1,908      0.93           0.46         1.09            0.30                49
  2001 (2) (4)                (12.76)            341      0.91          (0.07)        0.94           (0.10)              102
  2000 (5)                     21.81             177      0.99          (0.11)        1.09           (0.21)               32
  1999 (6) (7)                  1.86             134      1.00          (0.15)        1.14           (0.29)               35
Class B (2)
  2004 (3)                     20.74%     $    1,461      1.68%         (0.45)%       1.75%          (0.52)%               2%
  2003                         33.87             993      1.68          (0.33)        1.80           (0.45)               41
  2002                        (12.03)            424      1.68          (0.29)        1.84           (0.45)               49
  2001 (8)                    (12.11)            107      1.65          (0.84)        1.69           (0.88)              102
Class C (2)
  2004 (3)                     20.65%     $    1,931      1.68%         (0.46)%       1.75%          (0.53)%               2%
  2003                         33.94           1,268      1.68          (0.33)        1.80           (0.45)               41
  2002                        (11.72)            447      1.68          (0.26)        1.84            0.42                49
  2001 (9)                      2.11              --        --             --           --              --               102
Class S
  2004 (2) (3)                 21.19%     $    4,242      0.93%          0.29%        1.00%           0.22%                2%
  2003 (2)                     34.54           3,210      0.93           0.52         1.05            0.40                41
  2002 (2)                    (11.26)         13,576      0.93           0.42         1.09            0.26                49
  2001 (2) (4)                (12.82)         13,886      0.88          (0.05)        0.91           (0.08)              102
  2000 (5)                     21.54          18,057      0.99          (0.11)        1.09           (0.21)               32
  1999 (6) (7)                  1.74          14,955      0.92          (0.06)        1.12           (0.26)               35
Class Y
  2004 (2) (3)                 21.33%     $  146,705      0.68%          0.55%        0.75%           0.48%                2%
  2003 (2)                     35.23         119,102      0.68           0.68         0.80            0.56                41
  2002 (2)                    (11.09)         94,749      0.68           0.68         0.84            0.52                49
  2001 (2) (4)                (12.56)         54,169      0.66           0.19         0.68            0.17               102
  2000 (5)                     21.93          60,771      0.69           0.19         1.09           (0.21)               32
  1999 (6) (7)                  2.01          45,331      0.68           0.18         1.13           (0.27)               35

NOTES TO FINANCIAL STATEMENTS March 31, 2004 (unaudited)

1>   Organization

     The First American Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF") which is a member of the First American Family of Funds. FAIF currently offers 37 funds, including the Funds. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Funds' board of directors to create additional funds in the future. The Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund are each diversified open-end management investment companies.

     The Funds offer Class A, Class B, Class C, Class S, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are subject to a contingent deferred sales charge for 18 months, and will not convert to Class A shares. Class S and Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

     The Funds' prospectuses provide descriptions of each Fund's investment objective, policies, and strategies. All classes of shares have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes.

2>   Summary of Significant Accounting Policies

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATIONS - Security valuations for the Funds' investments are furnished by independent pricing services that have been approved by the Funds' board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds' board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of March 31, 2004, the Small Cap Index Fund had fair valued securities with a total market value of $0 or 0.0% of total net assets for the fund. Equity Index Fund and Mid Cap Index Fund had no fair valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. As of March 31, 2004, the Funds had no investments in foreign securities.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared and paid monthly. Any net realized capital gains on sales of a Fund's securities are distributed to shareholders at least annually.

     FEDERAL TAXES - Each Fund is treated as a separate taxable entity. Each Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred from wash sales and the tax recognition of mark to market gains (losses) on open futures contracts. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the difference arises.

     The characterization of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Fund. The distributions paid during the six months ended March 31, 2004 (estimated) and the fiscal year ended September 30, 2003, were characterized as follows (000):

                                                                 2004
     ---------------------------------------------------------------------------
                                                  ORDINARY  LONG TERM
     FUND                                           INCOME       GAIN      TOTAL
     ---------------------------------------------------------------------------
     Equity Index Fund                            $ 15,206  $      --  $  15,206
     Mid Cap Index Fund                              1,038      4,897      5,935
     Small Cap Index Fund                              372        920      1,292

                                                                 2003
     ---------------------------------------------------------------------------
                                                  ORDINARY  LONG TERM
     FUND                                           INCOME       GAIN      TOTAL
     ---------------------------------------------------------------------------
     Equity Index Fund                            $ 23,912  $      --  $  23,912
     Mid Cap Index Fund                              1,700      5,576      7,276
     Small Cap Index Fund                              576        108        684

     As of September 30, 2003, the Funds' most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax basis were
     (000):

                                                                             ACCUMULATED                        TOTAL
                                 UNDISTRIBUTED  UNDISTRIBUTED                CAPITAL AND      UNREALIZED  ACCUMULATED
                                      ORDINARY      LONG TERM  ACCUMULATED  POST-OCTOBER    APPRECIATION     EARNINGS
     FUND                               INCOME  CAPITAL GAINS     EARNINGS        LOSSES  (DEPRECIATION)    (DEFICIT)
     ----------------------------------------------------------------------------------------------------------------
     Equity Index Fund           $         592  $          --  $       592  $    (27,551) $      249,444  $   222,485
     Mid Cap Index Fund                    478          4,076        4,554            --          (4,749)        (195)
     Small Cap Index Fund                   --            451          451            --           4,726        5,177

     The difference between book and tax basis unrealized depreciation is primarily due to the tax deferral of losses on wash sales and the amount of gain (loss) recognized for tax purposes due to mark to market adjustments on open futures contracts.

     As of September 30, 2003, the Funds' most recently completed fiscal year end, the following Fund had a capital loss carryforward (000):

     FUND                                             AMOUNT     EXPIRATION YEAR
     ---------------------------------------------------------------------------
     Equity Index Fund                             $   8,440                2008
                                                       8,210                2010
                                                      10,901                2011
                                                   ---------
     Total                                         $  27,551

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. Each Fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the Fund instead of cash. The resulting gain/loss is calculated as the difference between the fair value and the underlying cost of the security on the transaction date.

     FUTURES TRANSACTIONS - In order to gain exposure to or protect against changes in the market, the Funds may enter into S&P and Russell Index futures contracts and other stock index futures contracts.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

     ILLIQUID SECURITIES AND RESTRICTED SECURITIES - At March 31, 2004, investments in securities in the Equity Index Fund and Small Cap Index Fund included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Each Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

     Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a Fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds' board of directors.

     At March 31, 2004, the aggregate value of illiquid securities subject to the limitation on investment was as follows (000):

                                                                   PERCENTAGE OF
     FUND                                                  VALUE      NET ASSETS
     ---------------------------------------------------------------------------
     Equity Index Fund                                     $   3        0.0%
     Small Cap Index Fund                                     68        0.0

     Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows (000):

     EQUITY INDEX FUND

     SECURITY                                 SHARES  DATES ACQUIRED  COST BASIS
     ---------------------------------------------------------------------------
     Progress Energy-CVO                       8,576    6/99-11/02      $  --

     SMALL CAP INDEX FUND

     SECURITY                                 SHARES  DATES ACQUIRED  COST BASIS
     ---------------------------------------------------------------------------
     Cross Media Marketing                     1,203    6/02-12/02      $  10
     Firstbank Fractional Shares              45,000          1/04         --
     MicroAge                                  3,579    1/99-12/99         29
     Neon Communications                      34,093     9/01-6/02          3
     Network Plus                              1,155          9/01          2
     Southern Financial Bancorp
       Fractional Shares                      30,000          6/03         --
     StorageNetworks                          15,089     6/02-6/03          1
     Wiltel Communications Group               4,122     4/03-8/03         --

     SECURITIES LENDING - In order to generate additional income, each Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each Fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

     USBAM acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an SEC exemptive order. USBAM currently receives fees equal to 25% of the Funds' income from securities lending transactions. The Funds also pay an administrative fee equal to 0.025% based on the cash collateral held for the securities on loan. Fees paid to USBAM from the Funds for the six months ended March 31, 2004 were as follows (000): $199, $31 and $18, respectively, from the Equity Index, Mid Cap Index and Small Cap Index Fund.

     OTHER INCOME - Income from settlement proceeds related to specific portfolio securities is recorded as an adjustment to realized or unrealized gains or losses. Income from settlement proceeds related to securities that are no longer included in the portfolio is recorded in other income. For the six months ended March 31, 2004, the Equity Index Fund and the Small Cap Index Fund recorded $198,505 and $9,392 respectively in other income for settlement proceeds related to securities no longer included in the portfolios.

     INTERFUND LENDING PROGRAM - Pursuant to an SEC exemptive order, the Funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating funds. The Funds did not have any interfund lending transactions during the six months ended
     March 31, 2004.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are generally allocated to the Funds on the basis of relative net assets of all funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3>   Fees and Expenses

     ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. The fee for the Equity Index Fund and Mid Cap Index Fund is equal to an annual rate of 0.25% of each Fund's average daily net assets. The fee for the Small Cap Index Fund is equal to an annual rate of 0.40% of its average daily net assets. USBAM voluntarily waived fees during the most recently completed fiscal year so that the total fund operating expenses, as a percentage of average daily net assets, did not exceed the following amounts:

                                                        SHARE CLASS
                                          --------------------------------------
     FUND                                  A        B       C       S       Y
     ---------------------------------------------------------------------------
     Equity Index Fund                    0.62%    1.37%   1.37%   0.62%   0.37%
     Mid Cap Index Fund                   0.75     1.50    1.50    0.75    0.50
     Small Cap Index Fund                 0.93     1.68    1.68    0.93    0.68

     The Funds may invest in the money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment adviser to both the investing Funds and the related money market funds, USBAM will reimburse each investing Fund an amount equal to that portion of their investment advisory fee received from the related money market funds that is attributable to the assets of the investing Fund. For financial statement purposes, these reimbursements are recorded as investment income.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively the "Administrators") serve as co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. The Funds pay transfer agent fees of $18,500 per share class. These fees are allocated to each Fund based upon the Fund's pro rata share of aggregate average daily net assets of the Funds that comprise FAIF. Each Fund also pays additional per account fees for transfer agent services. For the six months ended March 31, 2004, administration fees paid to USBAM and USBFS by the Funds included in this semiannual report were as follows (000):

     FUND                                                               AMOUNT
     -------------------------------------------------------------------------
     Equity Index Fund                                                 $ 3,040
     Mid Cap Index Fund                                                    402
     Small Cap Index Fund                                                  199

     CUSTODIAN FEES - U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with FAIF. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar" ), a subsidiary of U.S. Bancorp, serves as distributor of the Funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, and 1.00% of the Class C shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and shareholder servicing activities.

     FAIF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Class S shares. Each Fund pays Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. No distribution or shareholder servicing fees are paid by Class Y shares. Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar or paid to affiliates of USBAM for the six months ended March 31, 2004 (000):

     FUND                                                               AMOUNT
     -------------------------------------------------------------------------
     Equity Index Fund                                                 $   550
     Mid Cap Index Fund                                                     29
     Small Cap Index Fund                                                   20

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the six months ended March 31, 2004, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

                                                                     CDSC AS A
                                                          PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                              AMOUNT SUBJECT TO CHARGE
     -------------------------------------------------------------------------
     First                                                                5.00%
     Second                                                               5.00%
     Third                                                                4.00%
     Fourth                                                               3.00%
     Fifth                                                                2.00%
     Sixth                                                                1.00%
     Seventh                                                                --
     Eighth                                                                 --

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

     For the six months ended March 31, 2004, sales charges retained by affiliates of USBAM for distributing the Funds' shares were as follows
     (000):

     FUND                                                               AMOUNT
     -------------------------------------------------------------------------
     Equity Index Fund                                                 $   392
     Mid Cap Index Fund                                                     68
     Small Cap Index Fund                                                   42

4>   Investment in Common Stock of Affiliate

     As disclosed in the Schedule of Investments, Equity Index Fund owns common stock issued by U.S. Bancorp. For the six months ended March 31, 2004, the Equity Index Fund recorded no realized gains or losses from sales of U.S. Bancorp common stock and $200,570 of income from U.S. Bancorp common stock.

5>   Capital Share Transactions

     FAIF has 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the Funds were as follows (000):

                                                                          EQUITY                  MID CAP                SMALL CAP
                                                                      INDEX FUND               INDEX FUND               INDEX FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                               10/1/03   10/1/02       10/1/03    10/1/02       10/1/03    10/1/02
                                                                    TO        TO            TO         TO            TO         TO
                                                               3/31/04   9/30/03       3/31/04    9/30/03       3/31/04    9/30/03
----------------------------------------------------------------------------------------------------------------------------------
                                                           (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
Class A:
  Shares issued                                                  2,401     1,495           395        217           108        147
  Shares issued in lieu of cash distributions                       47        97            10         13             3          1
  Shares redeemed                                                 (805)   (2,208)          (79)      (137)          (21)       (68)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                       1,643      (616)          326         93            90         80
==================================================================================================================================
Class B:
  Shares issued                                                    146       321            31         79            23         52
  Shares issued in lieu of cash distributions                        9        19             4          4             1         --
  Shares redeemed                                                 (331)     (881)           (9)       (22)           (4)       (14)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                        (176)     (541)           26         61            20         38
==================================================================================================================================
Class C:
  Shares issued                                                    141       806            78         91            50         74
  Shares issued in lieu of cash distributions                        4         8             3          3             1         --
  Shares redeemed                                                 (271)     (550)          (29)       (17)          (21)       (15)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                        (126)      264            52         77            30         59
==================================================================================================================================
Class S:
  Shares issued                                                    478     1,647            76        196            99        192
  Shares issued in lieu of cash distributions                       16        32             7         10             2          3
  Shares redeemed                                               (1,897)   (1,656)         (279)      (206)          (73)    (1,508)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                      (1,403)       23          (196)        --            28     (1,313)
==================================================================================================================================
Class Y:
  Shares issued                                                 16,635    50,895         6,604     12,500         3,826      5,268
  Shares issued in lieu of cash distributions                      468       904           311        560            68         39
  Shares redeemed                                              (14,770)  (31,254)       (3,171)   (13,331)       (3,639)    (6,019)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                       2,333    20,545         3,744       (271)          255       (712)
==================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                        2,271    19,675         3,952        (40)          423     (1,848)
==================================================================================================================================

6>   Investment Security Transactions

     During the six months ended March 31, 2004, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

     FUND                                                  PURCHASES       SALES
     ---------------------------------------------------------------------------
     Equity Index Fund                                     $  29,331    $  3,886
     Mid Cap Index Fund                                       44,912      15,717
     Small Cap Index Fund                                     12,611       3,711

     The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes at March 31, 2004, were as follows (000):

                                 AGGREGATE     AGGREGATE                 FEDERAL
                                     GROSS         GROSS                  INCOME
     FUND                     APPRECIATION  DEPRECIATION        NET     TAX COST
     ---------------------------------------------------------------------------
     Equity Index Fund        $    797,295  $   (282,864) $ 514,431  $ 2,549,319
     Mid Cap Index Fund             74,954       (34,647)    40,307      451,346
     Small Cap Index Fund           41,932       (10,957)    30,975      171,301

7>   Futures Contracts

     The Funds' investment in stock index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of Fund assets devoted to replicating the composition of the S&P and Russell Indices while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes. As of March 31, 2004, futures contracts for the Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund were as follows (000):

                                                            MARKET VALUE
                                        NAME OF  NUMBER OF    COVERED BY  SETTLEMENT  UNREALIZED
FUND                                   CONTRACT  CONTRACTS     CONTRACTS       MONTH        GAIN
------------------------------------------------------------------------------------------------
Equity Index Fund                 S&P 500 Index        336  $     94,490     June-04  $      959
Mid Cap Index Fund         S&P MidCap 400 Index         63        19,010     June-04         438
Small Cap Index Fund         Russell 2000 Index         14         4,157     June-04         264

8>   Indemnifications

     The Funds enter into contracts that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.


     HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

        A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

BOARD OF DIRECTORS First American Investment Funds, Inc.


     Virginia Stringer
     Chairperson of First American Investment Funds, Inc.
     Owner and President of Strategic Management Resources, Inc.

     Benjamin Field III
     Director of First American Investment Funds, Inc.
     Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

     Mickey Foret
     Director of First American Investment Funds, Inc.
     Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

     Roger Gibson
     Director of First American Investment Funds, Inc.
     Retired; former Vice President of Cargo-United Airlines

     Victoria Herget
     Director of First American Investment Funds, Inc.
     Investment Consultant; former Managing Director of Zurich Scudder
     Investments

     Leonard Kedrowski
     Director of First American Investment Funds, Inc.
     Owner and President of Executive and Management Consulting, Inc.

     Richard Riederer
     Director of First American Investment Funds, Inc.
     Retired; former President and Chief Executive Officer of Weirton Steel

     Joseph Strauss
     Director of First American Investment Funds, Inc.
     Owner and President of Strauss Management Company

     James Wade
     Director of First American Investment Funds, Inc.
     Owner and President of Jim Wade Homes

     FIRST AMERICAN INVESTMENT FUNDS, INC.'S BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

[FIRST AMERICAN FUNDS(TM) LOGO]


DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the Funds. Read the prospectus carefully before investing.

THE FIGURES IN THIS REPORT REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITOR
     ERNST & YOUNG LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Suite 1500
     Minneapolis, Minnesota 55402


FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND. Visit us at firstamericanfunds.com.


0137-04       5/2004     SAR-INDEX

ITEM 2--CODE OF ETHICS - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address. State here if fund will send code of ethics to shareholders without charge upon request.

RESPONSE:  Not applicable to semi-annual report.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

RESPONSE: Not applicable to semi-annual report.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES - Disclose annually only (not answered until December 15, 2003).

RESPONSE: Not applicable to semi-annual report.

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

             Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)(1) Disclose the audit committee's pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

RESPONSE: Not applicable.

ITEM 6 - Reserved.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

RESPONSE: Not applicable.

ITEM 8 - Reserved.

ITEM 9--CONTROLS AND PROCEDURES

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

     RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge.

RESPONSE: Not applicable to semi-annual report.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
     /s/ Thomas S. Schreier, Jr.
     -------------------------------
     Thomas S. Schreier, Jr.
     President

Date: June 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
     /s/ Thomas S. Schreier, Jr.
     -------------------------------
     Thomas S. Schreier, Jr.
     President

Date: June 4, 2004

By:
     /s/ Joseph M. Ulrey III
     -------------------------------
     Joseph M. Ulrey III
     Treasurer

Date: June 4, 2004